As filed with the Securities and Exchange Commission October 30, 2001

                                                                    File Nos.
                                                                    2-11346
                                                                    811-537

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No._____

Post Effective Amendment No.   83                         (X)
                               --

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   29                                         (X)
                --

                         FRANKLIN CUSTODIAN FUNDS, INC.
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (650) 312-2000
                                 --------------
              (Registrant's Telephone Number, Inlcuding Area Code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -----------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

    [ ] immediately upon filing pursuant to paragraph (b)
    [ ] on November 1, 2001 pursuant to paragraph (b)
    [x] 60 days after filing pursuant to paragraph (a)(1)
    [ ] on (date) pursuant to paragraph (a)(1)
    [ ] 75 days after filing pursuant to paragraph (a)(2)
    [ ] on (date) pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:

    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment


FCF P-1

                        SUPPLEMENT DATED NOVEMBER 1, 2001
                              TO THE PROSPECTUS OF
                         FRANKLIN CUSTODIAN FUNDS, INC.
                   (DYNATECH, GROWTH, INCOME, U.S. GOVERNMENT
                        SECURITIES, AND UTILITIES SERIES)
                             DATED FEBRUARY 1, 2001

The prospectus is amended as follows:

I. a. The existing Class B of the Income Series is renamed Class B1 and is closed to new investors. If you were a shareholder of record on October 31, 2001, you may continue to add to your account subject to your applicable minimum additional investment amount, or buy additional shares through the reinvestment of dividend or capital gain distributions. The Fund reserves the right to modify this policy at any time.

      b.  A new Class B is open to new investors.

II. Footnote 1 in the PERFORMANCE Section of the DynaTech Series, on page 7 is replaced with the following:

---------
1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2001, the Fund's year-to-date return was -21.21% for Class A.
---------

III. The following information is added to the section FINANCIAL HIGHLIGHTS for the DynaTech Series, on page 11:

                                                       SIX MONTHS ENDED
                                                        MARCH 31, 2001
CLASS A                                                 (UNAUDITED)
-------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                      28.60
                                                 ---------------------
 Net investment income/1                                    .28
 Net realized and unrealized loss                         (7.59)
                                                 ---------------------
Total from investment operations                          (7.31)
                                                 ---------------------
 Distributions from net investment
  income                                                   (.58)
                                                 ---------------------
Total distributions                                        (.58)
                                                 ---------------------
Net asset value, end of period                            20.71
                                                 =====================
Total return (%)/2                                       (25.91)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                    597,795
Ratios to average net assets: (%)
 Expenses                                                   .94/3
 Net investment income                                     2.26/3
Portfolio turnover rate (%)                                2.76


                                                       SIX MONTHS ENDED
                                                        MARCH 31, 2001
CLASS B                                                 (UNAUDITED)
-------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                      28.45
                                                 ---------------------
 Net investment income/1                                    .18
 Net realized and unrealized gains                        (7.55)
                                                 ---------------------
Total from investment operations                          (7.37)
                                                 ---------------------
 Distributions from net investment
  income                                                   (.51)
                                                 ---------------------
Net asset value, end of period                            20.57
                                                 =====================
Total return (%)/2                                       (26.20)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                      5,357
Ratios to average net assets: (%)
 Expenses                                                  1.69/3
 Net investment income                                     1.50/3
Portfolio turnover rate (%)                                2.76


                                                       SIX MONTHS ENDED
                                                        MARCH 31, 2001
CLASS C                                                 (UNAUDITED)
-------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                      27.95
                                                 ---------------------
 Net investment income/1                                    .18
 Net realized and unrealized loss                         (7.43)
                                                 ---------------------
Total from investment operations                          (7.25)
                                                 ---------------------
 Distributions from net investment
  income                                                   (.38)
                                                 ---------------------
Net asset value, end of period                            20.32
                                                 =====================
Total return (%)/2                                       (26.16)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                    90,677
Ratios to average net assets: (%)
 Expenses                                                  1.69/3
 Net investment income                                     1.52/3
Portfolio turnover rate (%)                                2.76

---------
1. Based on average shares outstanding.
2. Total return does not include sales charges, and is not annualized.
3. Annualized.
---------

IV. Footnote 1 in the PERFORMANCE Section of the Growth Series, on page 17 is revised as follows:

---------
1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2001, the Fund's year-to-date return was -20.61% for
Class A.
---------

V. The following information is added to the section FINANCIAL HIGHLIGHTS for the Growth Series, on pages 21-22:

                                                       SIX MONTHS ENDED
                                                        MARCH 31, 2001
CLASS A                                                 (UNAUDITED)
-------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                      36.91
                                                 ---------------------
 Net investment income/1                                    .15
 Net realized and unrealized loss                         (3.60)
                                                 ---------------------
Total from investment operations                          (3.45)
                                                 ---------------------
 Distributions from net investment
  income                                                   (.40)
 Distributions from net realized gains                    (1.67)
                                                 ---------------------
Total distributions                                       (2.07)
                                                 ---------------------
Net asset value, end of period                            31.39
                                                 =====================
Total return (%)/2                                        (9.83)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                   1,898,806
Ratios to average net assets: (%)
 Expenses                                                   .92/3
 Net investment income                                      .85/3
Portfolio turnover rate (%)                                 .14


                                                       SIX MONTHS ENDED
                                                        MARCH 31, 2001
CLASS B                                                 (UNAUDITED)
-------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                      36.54
                                                 ---------------------
 Net investment income/1                                    .02
 Net realized and unrealized gains                        (3.57)
                                                 ---------------------
Total from investment operations                          (3.55)
                                                 ---------------------
 Distributions from net investment
  loss                                                     (.20)
 Distributions from net realized loss                     (1.67)
Total Distributions                                       (1.87)
                                                 ---------------------
Net asset value, end of period                            31.12
                                                 =====================
Total return (%)/2                                       (10.17)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                    53,028
Ratios to average net assets: (%)
 Expenses                                                  1.66/3
 Net investment income                                      .10/3
Portfolio turnover rate (%)                                 .14


                                                       SIX MONTHS ENDED
                                                        MARCH 31, 2001
CLASS C                                                 (UNAUDITED)
-------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                      36.19
                                                 ---------------------
 Net investment income/1                                    .02
 Net realized and unrealized loss                         (3.55)
                                                 ---------------------
Total from investment operations                          (3.53)
                                                 ---------------------
 Distributions from net investment
  income                                                   (.13)
 Distributions from net realized gains                    (1.67)
                                                 ---------------------
Total Distributions                                       (1.80)
                                                 ---------------------
Net asset value, end of period                            30.86
                                                 =====================
Total return (%)/2                                       (10.19)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                  354,181
Ratios to average net assets: (%)
 Expenses                                                  1.67/3
 Net investment income                                      .10/3
Portfolio turnover rate (%)                                 .14

---------
1. Based on average shares outstanding.
2. Total return does not include sales charges, and is not annualized.
3. Annualized.
---------

VI. The fourth paragraph of the MAIN INVESTMENT STRATEGIES of the Income Series is replaced with the following:

      The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Fund will invest more than 50% of its assets in these securities. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Rating Group (S&P(R)) and Moody's Investors Service, Inc. (Moody's) are considered "investment grade." The Fund generally invests in securities rated at least Caa by Moody's or CCC by S&P or unrated securities the Fund's manager determines are comparable. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

      As of March 30, 2001, approximately 34.8% of the Fund's net assets were invested in lower rated and comparable quality unrated debt securities.

VII. Footnote 1 in the PERFORMANCE section of the Income series, on page 30 is replaced with the following:

---------
1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2001, the Fund's year-to-date return was -3.00% for Class A.
---------

VIII. The section FEES AND EXPENSES for the Income Series, on page 31, is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     CLASS A   CLASS B/4   CLASS B1   CLASS C
------------------------------------------------------------------------------
Maximum sales charge (load) as a
 percentage of offering price         4.25%     4.00%       4.00%      1.99%
Load imposed on purchases             4.25%     None        None       1.00%
Maximum deferred sales charge         None/1    4.00%/2     4.00%/2    0.99%/3
 (load)

Please see "Choosing a Share Class" on page 58 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                    CLASS A    CLASS B/4   CLASS B1   CLASS C
------------------------------------------------------------------------------
Management fees                       0.45%      0.45       0.45%      0.45%
Distribution and service
(12b-1) fees                          0.15%      1.00       0.65%      0.65%
Other expenses                        0.16%      0.16       0.16%      0.16%
                                     ------------------------------------------
Total annual Fund operating expenses  0.76%      1.61       1.26%      1.26%
                                     ==========================================

---------
1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 59) and purchases by certain retirement plans without an initial sales charge.
2. Declines to zero after six years.
3. This is equivalent to a charge of 1% based on net asset value.
4. The Fund began offering Class B shares on November 1, 2001. Annual Fund operating expenses for Class B are based on the expenses for Class B1 for the fiscal year ended September 30, 2000. The distribution and service (12b-1) fees are based on the maximum fees allowed under the Rule 12b-1 plan for Class B.
---------

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR      3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                          $499/1      $658       $829        $1,327
CLASS B                          $564        $808       $1,076      $1,683/2
CLASS B1                         $528        $700       $892        $1,384/2
CLASS C                          $326        $496       $785        $1,607

If you do not sell your shares:
CLASS B                          $164        $508       $876        $1,683/2
CLASS B1                         $128        $400       $692        $1,384/2
CLASS C                          $227        $496       $785        $1,607

---------
1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B and B-1 shares to Class A shares after eight years, lowering your annual expenses from that time on.
---------

IX. The following information is added to the section FINANCIAL HIGHLIGHTS for the Income Series, on pages 34-35:

                                                       SIX MONTHS ENDED
                                                        MARCH 31, 2001
CLASS A                                                (UNAUDITED)
-------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                       2.35
                                                 ---------------------
 Net investment income/1                                    .09
 Net realized and unrealized gains                          --
                                                 ---------------------
Total from investment operations                            .09
                                                 ---------------------
 Distributions from net investment
  income                                                   (.09)
 Distributions from net realized gains                     (.03)
                                                 ---------------------
Total distributions                                        (.12)
                                                 ---------------------
Net asset value, end of period                             2.32
                                                 =====================
Total return (%)/2                                         3.91

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                  6,083,952
Ratios to average net assets: (%)
 Expenses                                                   .75/3
 Net investment income                                     7.92/3
Portfolio turnover rate (%)                                9.52


                                                       SIX MONTHS ENDED
                                                        MARCH 31, 2001
CLASS B1                                                (UNAUDITED)
-------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                       2.35
                                                 ---------------------
 Net investment income/1                                    .09
 Net realized and unrealized gains                           --
                                                 ---------------------
Total from investment operations                            .09
                                                 ---------------------
 Distributions from net investment
  income                                                   (.09)
 Distributions from net realized gains                     (.03)
Total Distributions                                        (.12)
                                                 ---------------------
Net asset value, end of period                             2.32
                                                 =====================
Total return (%)/2                                         3.66

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                    224,645
Ratios to average net assets: (%)
 Expenses                                                  1.24/3
 Net investment income                                     7.46/3
Portfolio turnover rate (%)                                9.52


                                                       SIX MONTHS ENDED
                                                        MARCH 31, 2001
CLASS C                                                 (UNAUDITED)
-------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                       2.36
                                                 ---------------------
 Net investment income/1                                    .09
 Net realized and unrealized loss                         --
                                                 ---------------------
Total from investment operations                            .09
                                                 ---------------------
 Distributions from net investment
  income                                                   (.09)
 Distributions from net realized gains                     (.03)
                                                 ---------------------
Total Distributions                                        (.12)
                                                 ---------------------
Net asset value, end of period                             2.33
                                                 =====================
Total return (%)/2                                         3.64

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                    942,731
Ratios to average net assets: (%)
 Expenses                                                  1.24/3
 Net investment income                                     7.43/3
Portfolio turnover rate (%)                                9.52

---------
1. Based on average shares outstanding.
2. Total return does not include sales charges, and is not annualized.
3. Annualized.
---------

X. Footnote 1 to the PERFORMANCE Section of the Utilities Series, on page 42 is replaced with the following:

---------
1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2001, the Fund's year-to-date return was -10.87% for Class A.
---------

XI. The following information is added to the section FINANCIAL HIGHLIGHTS for the Utilities Series, on pages 45-46:


                                                       SIX MONTHS ENDED
                                                        MARCH 31, 2001
CLASS A                                                 (UNAUDITED)
-------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                      10.89
                                                 ---------------------
 Net investment income/1                                    .23
 Net realized and unrealized gains                          .16
                                                 ---------------------
Total from investment operations                            .39
                                                 ---------------------
 Distributions from net investment
  income                                                   (.22)
 Distributions from net realized gains                     (.02)
                                                 ---------------------
Total distributions                                        (.24)
                                                 ---------------------
Net asset value, end of period                            11.04
                                                 =====================
Total return (%)/2                                         3.61

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                   1,518,600
Ratios to average net assets: (%)
 Expenses                                                   .80/3
 Net investment income                                     4.30/3
Portfolio turnover rate (%)                               19.39


                                                       SIX MONTHS ENDED
                                                        MARCH 31, 2001
CLASS B                                                 (UNAUDITED)
-------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                      10.90
                                                 ---------------------
 Net investment income/1                                    .20
 Net realized and unrealized gains                          .17
                                                 ---------------------
Total from investment operations                            .37
                                                 ---------------------
 Distributions from net investment
  income                                                   (.20)
 Distributions from net realized gains                     (.02)
Total Distributions                                        (.22)
                                                 ---------------------
Net asset value, end of period                            11.05
                                                 =====================
Total return (%)/2                                         3.35

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                     12,825
Ratios to average net assets: (%)
 Expenses                                                  1.30/3
 Net investment loss                                       3.74/3
Portfolio turnover rate (%)                               19.39


                                                       SIX MONTHS ENDED
                                                        MARCH 31, 2001
CLASS C                                                 (UNAUDITED)
-------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                      10.88
                                                 ---------------------
 Net investment income/1                                    .20
 Net realized and unrealized gains                          .17
                                                 ---------------------
Total from investment operations                            .37
                                                 ---------------------
 Distributions from net investment
  income                                                   (.20)
 Distributions from net realized gains                     (.02)
                                                 ---------------------
Total Distributions                                        (.22)
                                                 ---------------------
Net asset value, end of period                            11.03
                                                 =====================
Total return (%)/2                                         3.35

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                    43,585
Ratios to average net assets: (%)
 Expenses                                                  1.30/3
 Net investment income                                     3.80/3
Portfolio turnover rate (%)                               19.39


---------
1. Based on average shares outstanding.
2. Total return does not include sales charges, and is not annualized.
3. Annualized.
---------

XII. Footnote 1 in the PERFORMANCE section of the U. S. Government Securities Series on page 51 is revised as follows:

---------
1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2001, the Fund's year-to-date return was 7.59% for Class A.
---------

XIII. The following information is added to the section FINANCIAL HIGHLIGHTS for the U. S. Government Securities Series, on pages 55-56:


                                                       SIX MONTHS ENDED
                                                        MARCH 31, 2001
CLASS A                                                 (UNAUDITED)
-------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                       6.63
                                                 ---------------------
 Net investment income/1                                    .21
 Net realized and unrealized loss                           .20
                                                 ---------------------
Total from investment operations                            .41
                                                 ---------------------
 Distributions from net investment
  income                                                   (.22)
                                                 ---------------------
Total distributions                                        (.22)
                                                 ---------------------
Net asset value, end of period                             6.82
                                                 =====================
Total return (%)/2                                         6.27

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                  6,986,676
Ratios to average net assets: (%)
 Expenses                                                   .69/3
 Net investment income                                     6.29/3
Portfolio turnover rate (%)/4                              7.04


                                                       SIX MONTHS ENDED
                                                        MARCH 31, 2001
CLASS B                                                 (UNAUDITED)
-------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                       6.63
                                                 ---------------------
 Net investment income/1                                    .19
 Net realized and unrealized gains                          .20
                                                 ---------------------
Total from investment operations                            .39
                                                 ---------------------
 Distributions from net investment
  income                                                   (.20)
                                                 ---------------------
Net asset value, end of period                             6.82
                                                 =====================
Total return (%)/2                                         6.00

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                    122,147
Ratios to average net assets: (%)
 Expenses                                                  1.24/3
 Net investment income                                     5.73/3
Portfolio turnover rate (%)/4                              7.04


                                                       SIX MONTHS ENDED
                                                        MARCH 31, 2001
                                                        (UNAUDITED)
CLASS C
-------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                       6.61
                                                 ---------------------
 Net investment income/1                                    .19
 Net realized and unrealized loss                           .20
                                                 ---------------------
Total from investment operations                            .39
                                                 ---------------------
 Distributions from net investment
  income                                                   (.20)
                                                 ---------------------
Net asset value, end of period                             6.80
                                                 =====================
Total return (%)/2                                         6.01

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                    315,651
Ratios to average net assets: (%)
 Expenses                                                  1.24/3
 Net investment income                                     5.75/3
Portfolio turnover rate (%)/4                              7.04

---------
1. Based on average shares outstanding.
2. Total return does not include sales charges, and is not annualized.
3. Annualized.
4. Maturity of U.S. government issues and the reinvestment of the proceeds thereof are considered as purchases and sales of securities in computing the portfolio turnover rate.
---------

XIV. Under the section YOUR ACCOUNTS section on page 58, all referrals to Class B shares shall apply to Class B1 shares, except the following:

a. The paragraph DISTRIBUTION AND SERVICE (12B-1) FEES on page 60 is amended as follows:

      Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Dynatech Series, Growth Series and Income Series to pay distribution and other fees of up to 1% per year and Utilities Series and U.S. Government Securities Series to pay distribution and other fees up to 0.65% per year for the sale of Class B shares and for services provided to shareholders. Class B1 has a distribution plan that allows Income Series to pay distribution and other fees of up to 0.65% per year for the sale of Class B1 shares and for services provided to shareholders. Because the fees are paid out of Class B and Class B1's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more that paying other types of sales charges.

b. The section DEALER COMPENSATION on pages 74-75 is replaced with the following:

      DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.


DYNATECH AND GROWTH SERIES             CLASS A      CLASS B      CLASS C
-------------------------------------------------------------------------------
COMMISSION (%)                          ---          4.00         2.00
Investment under $50,000                5.00         ---          ---
$50,000 but under $100,000              3.75         ---          ---
$100,000 but under $250,000             2.80         ---          ---
$250,000 but under $500,000             2.00         ---          ---
$500,000 but under $1 million           1.60         ---          ---
$1 million or more                up to 1.00/1       ---          ---
12B-1 FEE TO DEALER                     0.25         0.25/2       1.00/3


UTILITIES AND U.S. GOVERNMENT
SECURITIES SERIES                      CLASS A      CLASS B      CLASS C
-------------------------------------------------------------------------------
COMMISSION (%)                          ---          3.00         2.00
Investment under $100,000               4.00         ---          ---
$100,000 but under $250,000             3.25         ---          ---
$250,000 but under $500,000             2.25         ---          ---
$500,000 but under $1 million           1.85         ---          ---
$1 million or more                up to 0.75/1       ---          ---
12B-1 FEE TO DEALER                     0.15         0.15/2       0.65/3


INCOME SERIES                 CLASS A      CLASS B      CLASS B1     CLASS C
-------------------------------------------------------------------------------
COMMISSION (%)                   ---          4.00         3.00          2.00
Investment under $100,000        4.00         ---          ---          ---
$100,000 but under $250,000      3.25         ---          ---          ---
$250,000 but under $500,000      2.25         ---          ---          ---
$500,000 but under $1            1.85         ---          ---          ---
million
$1 million or more         up to 0.75/1         ---          ---          ---
12B-1 FEE TO DEALER              0.15         0.25/2       0.15/2        0.65/3

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

MARKET TIMERS. Please note that for Class A NAV purchases by Market Timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

---------
1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.
2. Dealers may be eligible to receive up to 0.25% for the DynaTech, Growth and Income Class B Series and 0.15% for Income Class B1, Utilities and U.S. Government Securities Series from the date of purchase. After 8 years, Class B and Class B1 shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
3. Dealers may be eligible to receive up to 0.25% for DynaTech and Growth Series and 0.15% for Income, Utilities and U.S. Government Securities Series during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.


XV. The following sections under YOUR ACCOUNT-INVESTOR SERVICES are revised as follows:

a. Add as the last sentence to FRANKLIN TEMPLETON ONLINE:

You may also register online for Franklin Templeton's convenient electronic delivery of your important shareholder documents.

b. Replace the first paragraph of TELEPHONE/ONLINE PRIVILEGES with the following:

 You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; request a year-end statement; add or change account services (including distribution options, systematic withdrawals, and automatic investment plans).

c. Add as the third sentence to the second paragraph of TELEPHONE/ONLINE
PRIVILEGES:

If you are registered for online services, you may enroll online in Franklin Templeton's electronic delivery program for your shareholder documents. This will allow you to receive electronic delivery (through our website) of most funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail.

d. Delete paragraphs three and four of TELEPHONE/ONLINE PRIVILEGES.

e. Replace the seventh sentence of the fifth paragraph of TELEPHONE/ONLINE PRIVILEGES with the following:

OF COURSE, YOU CAN DECLINE TELEPHONE BUY, SELL, OR EXCHANGE PRIVILEGES ON YOUR ACCOUNT APPLICATION, OR CHOOSE NOT TO REGISTER FOR ONLINE PRIVILEGES.

XVI. The following sections under YOUR ACCOUNT - ACCOUNT POLICIES are revised as follows:

a. Replace the last sentence under STATEMENTS AND REPORTS with the following:

You also can review and receive these documents on our website if you have registered your account online (please see "Telephone/Online Privileges" on page
67).

b. Add the following section after Joint Accounts:

JOINT ACCOUNT RISK WITH TELEPHONE/ONLINE PRIVILEGES. You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow each Fund to accept online registration for online services (including electronic delivery of important shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that ANY ONE REGISTERED OWNER ON YOUR ACCOUNT, ACTING ALONE AND WITHOUT THE CONSENT OF ANY OTHER REGISTERED OWNER, may give the Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:

o Exchange shares from a jointly registered fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner's signature to redeem shares;
o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;
o Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;
o Purchase Fund shares by debiting a bank account that may be owned by you; and
o Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.



               Please keep this supplement for future reference.



Prospectus

Franklin
Custodian Funds, Inc.

CLASS A, B & C

INVESTMENT STRATEGY
GROWTH               DynaTech Series
                     Growth Series


GROWTH & INCOME      Income Series
                     Utilities Series


INCOME               U.S. Government Securities Series


FEBRUARY 1, 2001





[Insert Franklin Templeton Ben Head]



The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

THE FUNDS

[Begin callout]
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

page  2  DynaTech Series

page 13  Growth Series

page 23  Income Series

page 36  Utilities Series

page 47  U.S. Government Securities Series

page 57  Distributions and Taxes


YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT SALES CHARGES, ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

page 58 Choosing a Share Class

page 63 Buying Shares

page 66 Investor Services

page 70 Selling Shares

page 72 Account Policies

page 76 Questions

FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND
[End callout]

Back Cover

DYNATECH SERIES

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES
                                        -------------------

GOAL The Fund's investment goal is capital appreciation.

MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests most of its assets in equity securities of companies that emphasize scientific or technological development or that are in fast-growing industries. The Fund's manager searches for industry leaders and companies that it believes have a competitive advantage due, for example, to their state-of-the-art products or technologies. While companies that meet these criteria are often considered to be growth stocks, the manager will also invest in these companies when their stock price may be considered undervalued.

[Begin callout]
The Fund normally invests most of its assets in common stocks of companies that emphasize scientific or technological development or that are in fast-growing industries.
[End callout]

The Fund has no limitation on the capitalization of the companies in which it may invest. The Fund may invest a significant portion of its assets in smaller companies. Smaller company stocks are generally those with market capitalizations of less than $1.5 billion. The Fund may invest up to 10% of its assets in foreign securities. The Fund may also maintain a significant portion of its assets in cash and cash equivalents when the manager believes the markets or the stocks in which it normally invests are overvalued based upon historical norms.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business and the value of its assets, as well as general market conditions. Common stocks and preferred stocks are examples of equity securities.

When choosing equity investments for this Fund, the manager applies a "bottom up", value-oriented, long-term approach, focusing on the market price of a company's securities relative to the manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The manager also considers a company's price/earnings ratio, profit margins and liquidation value.

Depending upon current market conditions, the Fund may also invest a portion of its assets in debt securities. Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. These include bonds, notes and debentures.

Although the manager will search for investments across a large number of sectors, it expects to have significant positions in particular sectors. These sectors may include, for example, technology (including computers and telecommunications) and health care (including biotechnology). From time to time due to market appreciation, the Fund may develop a significant investment position in the securities of a single industry or company. Nevertheless, the manager will maintain such a position so long as it believes that the company or industry continues to meet its investment guidelines.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner or hold a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

[Insert graphic of chart with line going up and down]  MAIN RISKS
                                                       ----------

STOCKS While stocks historically have outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

SMALLER AND MIDSIZE COMPANIES Smaller and midsize companies involve greater risks than larger, more established companies and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions and interest rates.

In addition, smaller and midsize companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.

TECHNOLOGY AND TELECOMMUNICATIONS COMPANIES The technology and telecommunications sector has historically been volatile due to the rapid pace of product change and development within the sector. For example, their products may not prove commercially successful or may become obsolete quickly. The activities of these companies may also be adversely affected by changes in government regulations. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

HEALTH CARE COMPANIES The activities of health care companies may be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Health care companies may also be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. They are also subject to legislative risk, i.e., the risk of a reform of the health care system through legislation.

[Begin callout]
Investors should be aware of the special risks of seeking capital appreciation among technology and fast-growing industries, including investment in securities of a more speculative nature. Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

FOREIGN SECURITIES Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates and the new euro currency), country risks (political, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 10 calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Because Class B is new, it does not have a full calendar year of performance. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

35.45%  4.20%  7.43%  5.21%  26.13%  28.79%  14.62%  27.34%  37.19%  -12.24%
  91     92     93     94      95      96      97     98       99      00

                                 YEAR

[Begin callout]
BEST QUARTER:
Q4 '99  21.93%

WORST QUARTER:
Q4 '00 -14.78%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2000

                                      1 YEAR   5 YEARS  10 YEARS
------------------------------------------------------------------
Franklin DynaTech Series - Class A/2   -17.27%   16.36%   15.68%
S&P 500(R)Index/3                       -9.11%   18.33%   17.46%
Hambrecht & Quist Technology Index/4   -35.52%   26.51%   27.71%


                                                          SINCE
                                                        INCEPTION
                                           1 Year        (9/16/96)
--------------------------------------------------------------------
Franklin DynaTech Series - Class C/2     -14.65%           16.44%
S&P 500(R)Index/3                         -9.11%           16.85%
Hambrecht & Quist Technology Index/4     -35.52%           28.69%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
4. Source: Standard & Poor's Micropal. The unmanaged Hambrecht & Quist Technology Index is a market capitalization weighted index consisting of the publicly traded stocks of technology companies, which include the electronics, services and other related technology industries. It includes reinvested dividends.


[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     CLASS A      CLASS B/1      CLASS C
-----------------------------------------------------------------------------
Maximum sales charge (load) as a
 percentage of offering price         5.75%        4.00%          1.99%
  Load imposed on purchases           5.75%        None           1.00%
  Maximum deferred sales charge       None/2       4.00%/3        0.99%/4
(load)

Please see "Choosing a Share Class" on page 58 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                    CLASS A       CLASS B/1      CLASS C
-----------------------------------------------------------------------------
Management fees                       0.49%        0.49%          0.49%
Distribution and service
(12b-1) fees                          0.25%        1.00%          1.00%
Other expenses                        0.20%        0.20%          0.20%
                                      ---------------------------------------
Total annual Fund operating expenses  0.94%        1.69%          1.69%
                                      ---------------------------------------

1. The Fund began offering Class B shares on February 1, 2000. Annual Fund operating expenses are based on the expenses for Class A and C for the fiscal year ended September 30, 2000. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
2. Except for investments of $1 million or more (see page 59)and purchases by certain retirement plans without an initial sales charge.
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR    3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                        $665/1    $857     $1,065    $1,663
CLASS B                        $572      $833     $1,118    $1,799/2
CLASS C                        $369      $627     $1,009    $2,078
If you do not sell your
shares:
CLASS B                        $172      $533     $918      $1,799/2
CLASS C                        $270      $627     $1,009    $2,078

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the Fund's investment manager. Together, Advisers and its affiliates manage over $226 billion in assets.

The team responsible for the Fund's management is:

RUPERT H. JOHNSON, JR., PRESIDENT OF ADVISERS
Mr. Johnson has been a manager of the Fund since inception. He joined Franklin Templeton Investments in 1965. Mr. Johnson is primarily responsible for the Fund's investment management decisions.

ROBERT DEAN, Portfolio MANAGER of Advisers
Mr. Dean has been a manager of the Fund since March, 2000. He joined Franklin Templeton Investments in 1995.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended September 30, 2000, the Fund paid 0.49% of its average monthly net assets to the manager for its services.



[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS
                                  --------------------

This table presents the Fund's financial performance for the past five years. This information has been audited by PricewaterhouseCoopers LLP.

CLASS A                             YEAR ENDED SEPTEMBER 30,
------------------------------------------------------------------------------

                                 2000/3    1999     1998     1997     1996/4
------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year               23.11      17.84    18.48    14.03    12.78
                              ------------------------------------------------
  Net investment income/1          .56        .37      .27      .10      .06
  Net realized and
  unrealized gains                5.30       5.14      .23     4.81     1.54
                              ------------------------------------------------
Total from investment
operations                        5.86       5.51      .50     4.91     1.60
                              ------------------------------------------------
  Distributions
  from net investment income      (.37)      (.24)    (.17)    (.06)    (.12)
  Distributions from net
  realized gains                    -          -      (.97)    (.40)    (.23)
                              ------------------------------------------------
Total distributions               (.37)      (.24)   (1.14)    (.46)    (.35)
                              ------------------------------------------------
Net asset value, end of          28.60      23.11    17.84    18.48    14.03
year
                              ================================================
Total return (%)/2               25.57      31.15     3.06    35.63    12.84

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                    809,140    499,471  215,864  188,102  104,508
Ratios to average net
assets: (%)
  Expenses                         .94       1.00     1.02     1.04     1.05
  Net investment income           1.98       1.70     1.55      .75      .43
Portfolio turnover rate (%)       5.45       6.49    10.84     5.59    11.94

CLASS B
----------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value,
beginning of year                28.05
                            ------------------------------------------
  Net investment income            .28
  Net realized and
  unrealized gains                 .12
                            ------------------------------------------
Total from investment
operations                         .40
                            ------------------------------------------
Net asset value, end of
year                             28.45
                            ==========================================
Total return (%)/2                1.43

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                      4,749
Ratios to average net
assets: (%)
  Expenses                        1.73/5
  Net investment income           1.43/5
Portfolio turnover rate (%)       5.45

CLASS C
-----------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value,
beginning of year               22.64      17.53    18.30    14.03    13.57
                           --------------------------------------------------
  Net investment income/1         .34        .22      .15      .07        -
  Net realized and
  unrealized gains               5.21       5.05      .17     4.66      .46
                           ---------------------------------------------------
Total from investment
operations                       5.55       5.27      .32     4.73      .46
                           -------------------------------------------------
  Distributions from net
  investment income              (.24)      (.16)    (.12)    (.06)       -
  Distributions from net
  realized gains                    -          -     (.97)    (.40)       -
                           -------------------------------------------------
Total distributions              (.24)      (.16)   (1.09)    (.46)       -
                           -------------------------------------------------
Net asset value, end of         27.95      22.64    17.53    18.30    14.03
year                       =================================================
Total return (%)/2              24.65      30.20     2.03    34.32     3.39

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                   126,313     73,890   12,358    3,386        -
Ratios to average net
assets: (%)
  Expenses                       1.69       1.75     1.79     1.82     1.85/5
  Net investment income
  (loss)                         1.23       1.00      .81      .25     (.14)/5
Portfolio turnover rate (%)      5.45       6.49    10.84     5.59    11.94

1. Based on average shares outstanding effective year ended September 30, 1999.
2. Total return does not include sales charges, and is not annualized for periods less than one year.
3. For the period February 1, 2000 (effective date) to September 30, 2000 for Class B.
4. For the period September 16, 1996 (effective date) to September 30, 1996 for Class C.
5. Annualized.

GROWTH SERIES

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES
                                        -------------------

GOAL The Fund's investment goal is capital appreciation.

MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests most of its assets in the equity securities of companies that are leaders in their industries. In selecting securities, the manager considers many factors, including historical and potential growth in revenues and earnings, assessment of strength and quality of management, and determination of a company's strategic positioning in its industry.

[Begin callout]
The Fund normally invests most of its assets in the common stocks of companies that are leaders in their industries.
[End callout]

The Fund may invest up to 40% of its assets in smaller companies, as well as in companies in new and emerging industries where growth is expected to be above average. Smaller company stocks are generally those with market capitalizations of less than $1.5 billion. The Fund generally invests up to 10% of its assets in foreign securities.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business and the value of its assets, as well as general market conditions. Common stocks and preferred stocks are examples of equity securities. Depending upon current market conditions, the Fund may invest a portion of its assets in debt securities. Debt securities represent an obligation of the issuer to repay a loan of money to it and generally provide for the payment of interest. These include bonds, notes and debentures. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into).

The manager generally uses a "buy-and-hold" strategy. The Fund has historically had low portfolio turnover, and its portfolio turnover is expected to be significantly lower than that of comparable actively managed equity funds. The manager considers the tax consequences of its investment decisions, including capital gains or income that may result in taxable distributions to shareholders. When selling portfolio securities, the manager uses an identified cost lot system that generally selects higher cost lots with long-term holding periods, where possible. The Fund may also realize losses to minimize or offset any capital gains. Because the Fund uses a "buy and hold" investment strategy and tries to minimize the tax impact to shareholders of the Fund's net capital gains, the Fund's portfolio securities may have a higher level of unrealized capital appreciation than if the Fund did not use these strategies. During periods of net redemptions of Fund shares or when market conditions warrant, the manager may sell these securities, generating a higher level of taxable gain for shareholders than would occur if the Fund had not used these strategies.

Although the manager will search for investments across a large number of sectors, it expects to have significant positions in particular sectors. These sectors may include, for example, technology (including computers and telecommunications) and health care (including biotechnology). Due to market appreciation, the Fund's investment in an industry sector or the securities of a single company may come to represent a significant portion of the Fund's portfolio. Nevertheless, the manager will maintain such a position so long as it believes that the company or industry continues to meet its investment guidelines.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner or hold a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

[Insert graphic of chart with line going up and down]  MAIN RISKS
                                                       ----------

STOCKS While stocks historically have outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

SMALLER AND MIDSIZE COMPANIES Smaller and midsize companies involve greater risks than larger, more established companies and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions and interest rates.

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

In addition, small companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.

TECHNOLOGY AND TELECOMMUNICATIONS COMPANIES The technology and telecommunications sector has historically been volatile due to the rapid pace of product change and development within the sector. For example, their products may not prove commercially successful or may become obsolete quickly. The activities of these companies may also be adversely affected by changes in government regulations. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

HEALTH CARE COMPANIES The activities of health care companies may be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Health care companies may also be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. They are also subject to legislative risk, i.e., the risk of a reform of the health care system through legislation.

FOREIGN SECURITIES Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates and the new euro currency), country risks (political, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 10 calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

26.71%  2.96%  7.10%  2.92%  38.40%  16.68%  18.60%  18.52%  12.19%  7.53%
  91     92     93    94     95      96      97      98      99      00
                               YEAR

[Begin callout]
BEST QUARTER:
Q1 '91 12.34%

WORST QUARTER:
Q1 '94 -6.51%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2000

                                          1 YEAR   5 YEARS   10 YEARS
--------------------------------------------------------------------------
Franklin Growth Series - Class A/2         1.34%    13.27%    14.01%
S&P 500(R)Index/3                         -9.11%    18.33%    17.46%

                                                              SINCE
                                                            INCEPTION
                                                   1 YEAR   (1/1/99)
--------------------------------------------------------------------------
Franklin Growth Series - Class B/2                   2.73%     7.16%
S&P 500(R)Index/3                                   -9.11%     4.89%

                                                              SINCE
                                                            INCEPTION
                                          1 YEAR   5 YEARS  (5/1/95)
--------------------------------------------------------------------------
Franklin Growth Series - Class C/2          4.67    13.53%    15.94%
S&P 500(R)Index/3                          -9.11    18.33%    20.11%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     CLASS A      CLASS B    CLASS C
-------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price         5.75%        4.00%        1.99%
  Load imposed on purchases          5.75%        None         1.00%
  Maximum deferred sales charge      None/1       4.00%/2      0.99%/3
   (load)

Please see "Choosing a Share Class" on page 58 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                         CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------
Management fees                          0.46%      0.46%     0.46%
Distribution and service
(12b-1) fees                             0.25%      1.00%     1.00%
Other expenses                           0.22%      0.22%     0.22%
                                         ---------------------------
Total annual Fund operating expenses     0.93%      1.68%     1.68%
                                         ---------------------------

1. Except for investments of $1 million or more (see page 59)and purchases by certain retirement plans without an initial sales charge.
2. Declines to zero after six years.
3. This is equivalent to a charge of 1% based on net asset value.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR    3 YEARS  5 YEARS   10 YEARS
----------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                        $664/1     $854     $1,060    $1,652
CLASS B                        $571       $830     $1,113    $1,788/2
CLASS C                        $368       $624     $1,003    $2,067
If you do not sell your shares:
CLASS B                        $171       $530       $913    $1,788/2
CLASS C                        $269       $624     $1,003    $2,067

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

[Insert graphic of briefcase] MANAGEMENT

Franklin Investment Advisory Services, Inc. (Investment Advisory), 50 Cedar Hill Drive, Jamestown, Rhode Island 02835, is the Fund's investment manager. Together, Investment Advisory and its affiliates manage over $226 billion in assets.

The team responsible for the Fund's management is:

VIVIAN J. PALMIERI, VICE PRESIDENT OF INVESTMENT ADVISORY
Mr. Palmieri has been a manager of the Fund since 1965. He joined Franklin Templeton Investments in 1965.

CONRAD B. HERRMANN CFA, PORTFOLIO MANAGER OF INVESTMENT ADVISORY
Mr. Herrmann has been a manager of the Fund since 1993. He joined Franklin Templeton Investments in 1989.

The Fund pays Investment Advisory a fee for managing the Fund's assets. For the fiscal year ended September 30, 2000, the Fund paid 0.46% of its average monthly net assets to the manager for its services.


[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS
                                  --------------------

This table presents the Fund's financial performance for the past five years. This information has been audited by PricewaterhouseCoopers LLP.

CLASS A                             YEAR ENDED SEPTEMBER 30,
-----------------------------------------------------------------------
                           2000     1999/3    1998     1997    1996
-----------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year           33.21    28.58    27.09   22.82    19.38
                           --------------------------------------------
  Net investment income/1     .45      .39      .49     .36      .22
  Net realized and
   unrealized gains          3.96     4.89     1.71    4.34     3.53
                           --------------------------------------------
Total from investment
operations                   4.41     5.28     2.20    4.70     3.75
                           --------------------------------------------
  Distributions from net
   investment income         (.45)    (.44)    (.47)   (.23)    (.16)
  Distributions from net
   realized gains            (.26)    (.21)    (.24)   (.20)    (.15)
                           --------------------------------------------
Total distributions          (.71)    (.65)    (.71)   (.43)    (.31)
                           --------------------------------------------
Net asset value, end of     36.91    33.21    28.58   27.09    22.82
year
                           ============================================
Total return (%)/2          13.53    18.63     8.22   20.84    19.60

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                2,149,928 2,119,740 1,635,780 1,435,561 1,020,486
Ratios to average net
assets: (%)
  Expenses                    .93      .89      .88     .89      .87
  Net investment income      1.27     1.19     1.78    1.60     1.16
Portfolio turnover rate      8.12     3.74      .58    1.77     2.03
(%)

CLASS B
-----------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value,
beginning of year           33.03    31.45
                           --------------------------------------------
  Net investment income/1     .16      .14
  Net realized and
unrealized gains             3.96     1.44
                           --------------------------------------------
Total from investment
operations                   4.12     1.58
                           --------------------------------------------
  Distributions
  from net investment        (.35)       -
   income
  Distributions from net
  realized gains             (.26)       -
                           --------------------------------------------
Total distributions          (.61)       -
                           --------------------------------------------
Net asset value, end of     36.54    33.03
year
                           ============================================
Total return (%)/2          12.68     5.02

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                38,353   17,271
Ratios to average net
assets: (%)
  Expenses                   1.68     1.65/4
  Net investment income       .45      .57/4
Portfolio turnover rate      8.12     3.74
(%)

CLASS C
-----------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value,
beginning of year             32.58    28.11    26.70   22.60    19.33
                           --------------------------------------------
  Net investment income/1       .18      .14      .29     .20      .12
  Net realized and
   unrealized gains            3.91     4.81     1.66    4.25     3.46
                           --------------------------------------------
Total from investment
operations                     4.09     4.95     1.95    4.45     3.58
  Distributions from net
  investment income            (.22)    (.27)    (.30)   (.15)    (.16)
  Distributions from net
  realized gains               (.26)    (.21)    (.24)   (.20)    (.15)
                           --------------------------------------------
Total distributions            (.48)    (.48)    (.54)   (.35)    (.31)
                           --------------------------------------------
Net asset value, end of       36.19    32.58    28.11   26.70    22.60
year
                           ============================================
Total return (%)/2            12.71    17.71     7.39   19.91    18.73

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                 374,483  362,216  189,572 117,218   43,417
Ratios to average net
assets: (%)
  Expenses                     1.68     1.65     1.65    1.66     1.63
  Net investment income         .52      .45     1.02     .85      .40
Portfolio turnover rate        8.12     3.74      .58    1.77     2.03
(%)

1. Based on average shares outstanding effective year ended September 30, 1999. 2.Total return does not include sales charges and is not annualized for periods less than one year.
3. For the period January 1, 1999 (effective date) to September 30, 1999 for Class B.
4. Annualized.


INCOME SERIES

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES
                                        -------------------

GOAL The Fund's investment goal is to maximize income while maintaining prospects for capital appreciation.

MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities.

Debt securities represent an obligation of the issuer to repay a loan of money to it and generally provide for the payment of interest. These include bonds, notes and debentures. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business and the value of its assets, as well as general market conditions. Common stocks and preferred stocks are examples of equity securities. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into).

[Begin callout]
The Fund normally invests in a diversified portfolio of bonds and stocks in the U.S. and abroad.
[End callout]

The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Fund will invest more than 50% of its assets in these securities. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Rating Group (S&P(R)) and Moody's Investors Service, Inc. (Moody's) are considered "investment grade." The Fund generally invests in securities rated at least Caa by Moody's or CCC by S&P or unrated securities the Fund's manager determines are comparable. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. As of September 30, 2000, approximately 0.74% of the Fund's net assets were invested in lower rated and comparable quality unrated debt securities.

The Fund may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company.

The Fund's manager searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the securities being considered for the Fund's portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the manager considers a variety of factors, including:

o     the experience and managerial strength of the company;

o     responsiveness to changes in interest rates and business conditions;

o     debt maturity schedules and borrowing requirements;

o the company's changing financial condition and market recognition of the change; and

o a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner or hold a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

[Insert graphic of chart with line going up and down]  MAIN RISKS
                                                       ----------

INTEREST RATE When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to changes in interest rates. The Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

INCOME Since the Fund can only distribute what it earns, the Fund's distributions to its shareholders may decline when interest rates fall.

CREDIT An issuer of securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

LOWER-RATED SECURITIES. Securities rated below investment grade, sometimes called "junk bonds," generally have more credit risk than higher-rated securities.

Companies issuing high yield, fixed-income securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment.

The prices of high yield, fixed-income securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by ratings agencies. Prices often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.

STOCKS While stocks historically have outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Value stock prices are considered "cheap" relative to the company's perceived value. They may not increase in value, as anticipated by the manager, if other investors fail to recognize the company's value and bid up the price or in markets favoring faster-growing companies. Utility company securities are particularly sensitive to interest rate movements: when interest rates rise, the stock prices of these companies tend to fall.

CONVERTIBLE SECURITIES The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high (because it is assumed it will be converted) and more like a debt security when the underlying stock price is low (because it is assumed it will not be converted). Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

[Begin callout]
If a security's credit rating is downgraded or a company's financial condition deteriorates, the price of the security will fall and so too will the Fund's share price. If interest rates rise, the price of the Fund's debt securities will also fall. Because the value of the Fund's holdings fluctuates in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

FOREIGN SECURITIES Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

CURRENCY EXCHANGE RATES. Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth less U.S. dollars. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear at this time.

POLITICAL AND ECONOMIC DEVELOPMENTS. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

TRADING PRACTICES. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

AVAILABILITY OF INFORMATION. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

LIMITED MARKETS. Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 10 calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

41.15%  15.24%  21.53%  -6.38%  21.29%  10.45%  16.85%  0.95%  -0.74%  20.59%
  91      92      93      94      95      96      97     98      99     00
                                    YEAR


[Begin callout]
BEST QUARTER:
Q1 '91  16.67%

WORST QUARTER:
Q1 '94 -5.17%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2000

                                       1 YEAR   5 YEARS   10 YEARS
-------------------------------------------------------------------------

Franklin Income Series - Class A/2      15.23%    8.37%     12.89%
S&P 500(R)Index/3                       -9.11%   18.33%     17.46%
Lehman Bros. Gov't/Credit Index/4      -11.85%    6.24%      8.00%

                                                             SINCE
                                                          INCEPTION
                                                1 YEAR     (1/1/99)
-------------------------------------------------------------------------
Franklin Income Series - Class B/2               15.98%      7.03%
S&P 500(R)Index/3                                -9.11%      4.89%
Lehman Bros. Gov't/Credit Index/4                11.85%      4.62%

                                                             SINCE
                                                          INCEPTION
                                        1 YEAR  5 YEARS    (5/1/95)
------------------------------------------------------------------------

Franklin Income Series - Class C/2      17.80    8.63%       9.86%
S&P 500(R)Index/3                       -9.11   18.33%      20.11%
Lehman Bros. Gov't/Credit Index/4       11.85    6.24%       7.62%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains.
May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
4. Source: Standard & Poor's Micropal. Lehman Brothers Government/Credit Index is an unmanaged index of fixed-rate U.S. government and foreign and domestic corporate bonds that are rated investment grade or higher and have maturities of one year or more and at least $50 million outstanding. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     CLASS A      CLASS B      CLASS C
---------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price         4.25%        4.00%         1.99%
  Load imposed on purchases          4.25%        None          1.00%
  Maximum deferred sales charge      None1        4.00%/2       0.99%/3
  (load)

Please see "Choosing a Share Class" on page 58 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                    CLASS A       CLASS B      CLASS C
---------------------------------------------------------------------------
Management fees                      0.45%       0.45%          0.45%
Distribution and service
(12b-1) fees                         0.15%       0.65%          0.65%
Other expenses                       0.16%       0.16%          0.16%
                                     --------------------------------------
Total annual Fund operating expenses 0.76%       1.26%          1.26%
                                     ======================================

1. Except for investments of $1 million or more (see page 59)and purchases by certain retirement plans without an initial sales charge.
2. Declines to zero after six years.
3. This is equivalent to a charge of 1% based on net asset value.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR    3 YEARS  5 YEARS   10 YEARS
-----------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                        $499/1    $658     $829      $1,327
CLASS B                        $528      $700     $892      $1,384/2
CLASS C                        $326      $496     $785      $1,607
If you do not sell your
shares:
CLASS B                        $128      $400     $692      $1,384/2
CLASS C                        $227      $496     $785      $1,607

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

[Insert graphic of briefcase] MANAGEMENT


Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the Fund's investment manager. Together, Advisers and its affiliates manage over $226 billion in assets.

The team responsible for the Fund's management is:

CHARLES B. JOHNSON, CHAIRMAN OF THE BOARD OF ADVISERS
Mr. Johnson has been a manager of the Fund since 1957. He joined Franklin Templeton Investments in 1957.

CHRISTOPHER MOLUMPHY CFA, SENIOR VICE PRESIDENT OF ADVISERS
Mr. Molumphy has been a manager of the Fund since February 2000. He joined Franklin Templeton Investments in 1988.

FREDERICK G. FROMM, VICE PRESIDENT OF ADVISERS
Mr. Fromm has been a manager of the Fund since 1998. He joined Franklin Templeton Investments in 1992.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended September 30, 2000, the Fund paid 0.45% of its average monthly net assets to the manager for managing the Fund's assets.



[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS
                                  --------------------

This table presents the Fund's financial performance for the past five years. This information has been audited by PricewaterhouseCoopers LLP.

CLASS A                         YEAR ENDED SEPTEMBER 30,
-----------------------------------------------------------------------------
                             2000    1999/3     1998        1997      1996
-----------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year            2.23    2.34       2.49        2.30      2.30
                         ----------------------------------------------------
  Net investment income/1     .18     .17        .17         .18       .19
  Net realized and
   unrealized                 .13    (.09)      (.11)        .20       .02
  gains (losses)
                         ----------------------------------------------------
Total from investment
operations                    .31     .08        .06         .38       .21
                         ---------------------------------------------------
  Distributions
  from net investment        (.18)   (.18)      (.18)       (.18)     (.18)
    income
  Distributions from net
  realized gains             (.01)   (.01)      (.03)       (.01)     (.03)
                         ---------------------------------------------------
Total distributions          (.19)   (.19)      (.21)       (.19)     (.21)
                         ---------------------------------------------------
Net asset value, end of      2.35    2.23       2.34        2.49      2.30
year                     ===================================================
Total return (%)/2          14.68    4.02       2.23       17.31      9.43

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)              6,083,135  6,776,804  7,704,983  7,738,746  6,780,153
Ratios to average net
assets: (%)
  Expenses                    .76     .73        .72         .72       .70
  Net investment income      8.01    7.46       6.83        7.45      8.27
Portfolio turnover rate     24.41   17.35      22.01       16.15     25.29
(%)

CLASS B
-----------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value,
beginning of year           2.24    2.36
                         ----------------------------------------------------
  Net investment income1     .17     .12
  Net realized and
unrealized                   .12    (.11)
  gains (losses)
                         ----------------------------------------------------
Total from investment
operations                   .29     .01
                         ----------------------------------------------------
  Distributions
  from net investment      (.17)    (.13)
income
  Distributions from net
  realized gains           (.01)      -
                         ----------------------------------------------------
Total distributions        (.18)    (.13)
                         ----------------------------------------------------
Net asset value, end of    2.35     2.24
year                     ====================================================
Total return (%)/2         14.09     .34

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)               140,711  83,031
Ratios to average net
assets: (%)
  Expenses                  1.26    1.23/4
  Net investment income     7.49    7.22/4
Portfolio turnover rate    24.41   17.35
(%)

CLASS C
-----------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value,
beginning of year           2.24    2.34       2.49       2.30       2.30
                         ----------------------------------------------------
  Net investment             .17     .16        .16        .16        .17
   income/1
  Net realized and
   unrealized                .13    (.08)      (.11)       .21        .03
  gains (losses)
                         ----------------------------------------------------
Total from investment
operations                   .30     .08        .05        .37        .20
                         ----------------------------------------------------
  Distributions
  from net investment       (.17)   (.17)      (.17)      (.17)      (.17)
income
  Distributions from net
  realized gains            (.01)   (.01)      (.03)      (.01)      (.03)
                         ----------------------------------------------------
Total distributions         (.18)   (.18)      (.20)      (.18)      (.20)
                         ----------------------------------------------------
Net asset value, end of     2.36    2.24       2.34       2.49       2.30
year                     ====================================================
Total return (%)/2         14.54    3.46       1.70      16.72       8.86

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)              872,662   997,438   1,014,634   695,355   343,314
Ratios to average net
assets: (%)
  Expenses                  1.26    1.23       1.22       1.22       1.21
  Net investment income     7.51    6.97       6.35       6.96       7.84
Portfolio turnover rate    24.41   17.35      22.01      16.15      25.29
(%)

1. Based on average shares outstanding effective year ended September 30, 1999.
2. Total return does not include sales charges, and is not annualized for periods less than one year.
3. For the period January 1, 1999 (effective date) to September 30, 1999 for Class B.
4. Annualized.

UTILITIES SERIES

[Insert graphic of bullseye and arrows]  GOALS AND STRATEGIES
                                         --------------------

GOALS The Fund's investment goals are capital appreciation and current income.

MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests most of its assets in the securities of public utilities companies. These are companies that provide electricity, natural gas, water, and communications services to the public and companies that provide services to public utilities companies. The Fund concentrates (invests more than 25% of its total assets) in companies operating in the utilities industry. The manager expects that more than 50% of the Fund's assets will be invested in electric utilities securities.

[Begin callout]
The Fund normally invests most of its assets in securities of public utilities companies.
[End callout]

The Fund invests primarily in equity securities. An equity security or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business and the value of its assets, as well as general market conditions. Common stocks and preferred stocks are examples of equity securities. The Fund may invest up to 25% of its assets in debt securities. Debt securities represent an obligation of the issuer to repay a loan of money to it and generally provide for the payment of interest. These include bonds, notes, and debentures. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into).

The Fund focuses on "investment grade" debt securities. These are issues rated in the top four ratings categories by independent rating agencies such as Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or, if unrated, determined by the Fund's manager to be comparable.

The Fund may invest up to 10% of its assets in foreign securities.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unusual or unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. The manager also may invest in these types of securities or hold cash when securities meeting the Fund's investment criteria are unavailable or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

[Insert graphic of chart with line going up and down]  MAIN RISKS
                                                       ----------

UTILITIES INDUSTRY The Fund's performance is closely tied to conditions affecting the public utilities industry. These conditions may change rapidly. Utility company securities, which are generally bought for their dividend yield, have been historically sensitive to interest rate movements: when interest rates rise, the stock prices of these companies tend to fall. However, on-going regulatory changes have led to greater competition in the industry and the emergence of the non-regulated providers as a significant part of the industry. This trend has reduced the interest-rate sensitivity of utility company securities but has made some utility companies more sensitive to changes in revenue and earnings and caused them to reduce the ratio of their earnings they pay out as dividends.

In addition, the industry is subject to a variety of risks specific to this industry: utilities often find it difficult to obtain adequate returns on invested capital in spite of rate increases or because rate increases become increasingly difficult to obtain; they may face difficulty in financing large construction programs during inflationary and rising interest rate periods; utilities are subject to many restrictions on operations and increased costs due to environmental and safety regulations; utilities may face difficulties in obtaining fuel for electric generation at reasonable prices; utilities may face risks associated with the operation of nuclear power plants; utilities also may be subject to adverse effects of the results of energy conservation programs as well as other factors affecting the level of demand for services. State and other regulators monitor and control utility revenues and costs, and therefore may limit utility profits and dividends paid to investors. Regulatory authorities also may restrict a utility company's access to new markets, thereby diminishing the company's long-term prospects.

[Begin callout]
Utility company securities are sensitive to interest rate movements: when interest rates rise, the stock prices of these companies tend to fall. Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

STOCKS While stocks historically have outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

INTEREST RATE When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to changes in interest rates. The values of equity securities of utilities companies may respond in a similar fashion to changes in interest rates.


INCOME Since the Fund can only distribute what it earns, the Fund's distributions to its shareholders may decline when interest rates fall.

CREDIT Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's price and, thus, impact Fund performance.

FOREIGN SECURITIES Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates and the new euro currency), country risks (political, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

 [Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 10 calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

24.18%  9.08%  11.52%  -11.69%  30.68%  2.03%  24.90%  7.57%  -15.00%  41.61%
  91     92      93       94      95     96      97      98      99     00

                                    YEAR

[Begin callout]
BEST QUARTER:
Q3 '00  26.73%

WORST QUARTER:
Q1 '99 -11.38%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2000

                                          1 YEAR   5 YEARS   10 YEARS
-----------------------------------------------------------------------
Franklin Utilities Series - Class A/2     35.62%    9.58%     10.66%
S&P 500(R)Index/3                         -9.11%   18.33%     17.46%

                                                              SINCE
                                                            INCEPTION
                                                   1 YEAR    (1/1/99)
-----------------------------------------------------------------------
Franklin Utilities Series - Class B/2              36.72%      7.38%
S&P 500(R)Index/3                                  -9.11%      4.89%

                                                             SINCE
                                                            INCEPTION
                                          1 YEAR   5 YEARS   (5/1/95)
----------------------------------------------------------------------
Franklin Utilities Series - Class C/2     38.50     9.76%     12.54%
S&P 500(R)Index/3                         -9.11    18.33%     20.11%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     CLASS A      CLASS B  CLASS C
--------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price         4.25%        4.00%    1.99%
  Load imposed on purchases          4.25%        None     1.00%
  Maximum deferred sales charge      None/1       4.00%/2  0.99%/3
   (load)

Please see "Choosing a Share Class" on page 58 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                         CLASS A   CLASS B   CLASS C
------------------------------------------------------------------------
Management fees                          0.47%       0.47%     0.47%
Distribution and service
(12b-1) fees                             0.14%       0.65%     0.65%
Other expenses                           0.22%       0.22%     0.22%
                                         ---------------------------
Total annual Fund operating expenses     0.83%       1.34%     1.34%
                                         ---------------------------

1. Except for investments of $1 million or more (see page 59)and purchases by certain retirement plans without an initial sales charge.
2. Declines to zero after six years.
3. This is equivalent to a charge of 1% based on net asset value.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR    3 YEARS  5 YEARS   10 YEARS
----------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                        $506/1    $679     $866      $1,407
CLASS B                        $536      $725     $934      $1,473/2
CLASS C                        $334      $520     $827      $1,697
If you do not sell your
shares:
CLASS B                        $136      $425     $734      $1,473/2
CLASS C                        $235      $520     $827      $1,697

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the Fund's investment manager. Together, Adviser and its affiliates manage over $226 billion in assets.

The team responsible for the Fund's management is:

GREGORY E. JOHNSON, VICE PRESIDENT OF ADVISERS
Mr. Johnson has been a manager of the Fund since 1987. He joined Franklin Templeton Investments in 1986.

JOHN KOHLI, PORTFOLIO MANAGER OF ADVISERS
Mr. Kohli has been a manager of the Fund since 1998. He joined Franklin Templeton Investments in 1992.

ROBERT BECKER CFA, PORTFOLIO MANAGER of Advisers
Mr. Becker has been a manager of the Fund since June 2000. He joined Franklin Templeton Investments in June 2000.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended September 30, 2000, the Fund paid 0.47% of its average monthly net assets to the manager for its services.


[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS
                                  --------------------

This table presents the Fund's financial performance for the past five years. This information has been audited by PricewaterhouseCoopers LLP.

CLASS A                          YEAR ENDED SEPTEMBER 30,
-----------------------------------------------------------------------------

                                2000     1999/3      1998      1997      1996
-----------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year               9.58      11.36     10.04      9.73      9.75
                         ----------------------------------------------------
  Net investment income/1        .43        .48       .52       .53       .54
  Net realized and
unrealized                      1.69      (1.41)     1.58       .73       .03
  gains (losses)
                         ----------------------------------------------------
Total from investment
operations                      2.12       (.93)     2.10      1.26       .57
                         ----------------------------------------------------
  Distributions from net
  investment income             (.45)      (.52)     (.52)     (.52)     (.52)
  Distributions from net
  realized gains                (.36)      (.33)     (.26)     (.43)     (.07)
                         ----------------------------------------------------
Total distributions             (.81)      (.85)     (.78)     (.95)     (.59)
                         ----------------------------------------------------
Net asset value, end of        10.89       9.58     11.36     10.04      9.73
year                     =====================================================
Total return (%)/2             24.27      (8.54)    21.71     13.72      5.94

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)               1,574,897  1,594,862  2,054,546  1,953,273  2,400,561
Ratios to average net
assets: (%)
  Expenses                       .83        .80       .76       .75       .71
  Net investment income         4.74       4.60      4.73      5.26      5.24
Portfolio turnover rate        19.86      33.99     11.77      7.24     17.05
(%)

CLASS B
------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value,
beginning of year               9.59      11.08
                         ----------------------------------------------------
  Net investment income/1         .38        .31
  Net realized and
unrealized                      1.70      (1.44)
  gains (losses)         ----------------------------------------------------
Total from investment
operations                      2.08      (1.13)
                         ----------------------------------------------------
  Distributions from net
  investment income             (.41)      (.36)
  Distributions from net
  realized gains                (.36)          -
                         ----------------------------------------------------
Total distributions             (.77)      (.36)
                         ----------------------------------------------------
Net asset value, end of        10.90       9.59
year                     ====================================================
Total return (%)/2             23.79     (10.37)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                    8,819      3,142
Ratios to average net
assets: (%)
  Expenses                      1.34       1.31/4
  Net investment income         4.11       4.12/4
Portfolio turnover rate        19.86      33.99
(%)

CLASS C
-----------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value,
beginning of year               9.57      11.35     10.02      9.72      9.75
                         ----------------------------------------------------
  Net investment income/1        .38        .43       .46       .45       .46
  Net realized and
unrealized                      1.69      (1.42)     1.60       .76       .06
  gains (losses)
                         ----------------------------------------------------
Total from investment
operations                      2.07       (.99)     2.06      1.21       .52
  Distributions
  from net investment           (.40)      (.46)     (.47)     (.48)     (.48)
income
  Distributions from net
  realized gains                (.36)      (.33)     (.26)     (.43)     (.07)
                         ----------------------------------------------------
Total distributions             (.76)      (.79)     (.73)     (.91)     (.55)
                         ----------------------------------------------------
Net asset value, end of        10.88       9.57     11.35     10.02      9.72
year                     ====================================================
Total return (%)/2             23.65      (9.06)    21.24     13.06      5.39

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                   37,837      34,697    40,628    21,906   19,655
Ratios to average net
assets: (%)
  Expenses                      1.34       1.31      1.28      1.27      1.23
  Net investment income         4.22       4.08      4.19      4.78      4.86
Portfolio turnover rate        19.86      33.99     11.77      7.24     17.05
(%)

1. Based on average shares outstanding effective year ended September 30, 1999
2. Total return does not include sales charges, and is not annualized for periods less than one year.
3. For the period January 1, 1999 (effective date) to September 30, 1999 for Class B.
4. Annualized.


U.S. GOVERNMENT SECURITIES SERIES

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES
                                        -------------------

GOAL The Fund's investment goal is income.

MAIN INVESTMENT STRATEGIES The Fund invests substantially all of its assets in Government National Mortgage Association obligations (Ginnie Maes).

Ginnie Maes represent an ownership interest in mortgage loans made by banks and other financial institutions to finance purchases of homes. The mortgage loans may have either fixed or adjustable interest rates. Individual loans are packaged or "pooled" together for sale to investors such as the Fund. As the underlying mortgage loans are paid off, investors receive principal and interest payments.

[Begin callout]
The Fund invests substantially all of its assets in Ginnie Maes.
[End callout]

Ginnie Maes carry a guarantee backed by the full faith and credit of the U.S. government. The guarantee applies only to the timely repayment of principal and interest and not to the market prices and yields of the Ginnie Maes or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

The Fund may also invest in other U.S. government securities which are backed by the full faith and credit of the U.S. government, such as U.S. Treasury STRIPS, bills, bonds and notes. The Fund's short-term investments include short-term government securities and cash. The Fund may also invest in repurchase agreements collateralized by U.S. government securities.
[new]
TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner or hold a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

[Insert graphic of chart with line going up and down]  MAIN RISKS
                                                       ----------

GINNIE MAES Ginnie Maes differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. During periods of declining interest rates, the volume of principal prepayments generally increases as borrowers refinance their mortgages at lower rates. The Fund may be forced to reinvest returned principal at lower interest rates, reducing the Fund's income. For this reason, Ginnie Maes may be less effective than other types of securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates than other investments with similar maturities. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase the effective maturity of Ginnie Maes, making them more susceptible than other debt securities to a decline in market value when interest rates rise. This could increase the volatility of the Fund's performance and share price.

INTEREST RATE When interest rates rise, debt security prices fall. While the opposite is also true, that debt security prices rise when interest rates fall, this may be less true for Ginnie Maes since homeowners may refinance their mortgages when interest rates fall, thus limiting the upside potential of the Ginnie Maes. In general, securities with longer maturities are more sensitive to these interest rate changes.

INCOME Since the Fund can only distribute what it earns, the Fund's distributions to its shareholders may decline when interest rates fall.

[Begin callout]
Changes in interest rates affect the prices of the Fund's debt securities. If rates rise, the value of the Fund's debt securities will fall and so too will the Fund's share price. If rates fall, mortgage holders may refinance their mortgage loans at lower interest rates, which may reduce the Fund's income and yield. This means you could lose money over short or even extended periods. [End callout]

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).


[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 10 calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

13.71%  7.40%  6.92%  -2.69%  16.73%  4.60%  9.46%  6.61%  0.82%  10.56%
  91      92     93     94      95      96    97     98     99   00

                                  YEAR

[Begin callout]
BEST QUARTER:
Q2 '95  5.37%

WORST QUARTER:
Q1 '94 -2.84%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2000

                                            1 YEAR    5 YEARS   10 YEARS
-----------------------------------------------------------------------------

Franklin U.S. Government Securities Fund    5.86%     5.43%      6.81%
- Class A/2
Lehman Brothers Intermediate U.S.
Government Bond Index/3                    10.47%     6.19%      7.19%

                                                                 SINCE
                                                                INCEPTION
                                                      1 YEAR    (1/1/99)
-----------------------------------------------------------------------------
Franklin U.S. Government Securities Fund              6.00%      3.11%
- Class B/2
Lehman Brothers Intermediate U.S.
Government Bond Index/3                              10.47%      5.36%

                                                                  SINCE
                                                                INCEPTION
                                            1 YEAR    5 YEARS   (5/1/95)
-----------------------------------------------------------------------------

Franklin U.S. Government Securities Fund    7.68%     5.54%     6.46%
- Class C/2
Lehman Brothers Intermediate U.S.
Government Bond Index/3                     10.47%    6.19%     6.98%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. Lehman Brothers Intermediate Government Bond Index is an unmanaged index of fixed-rate bonds issued by the U.S. government and its agencies that are rated investment grade or higher and have one to ten years remaining until maturity and at least $100 million outstanding. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                            CLASS A     CLASS B      CLASS C
------------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price                4.25%       4.00%        1.99%
  Load imposed on purchases                 4.25%       None         1.00%
  Maximum deferred sales charge             None/1      4.00%/2      0.99%/3
  (load)

Please see "Choosing a Share Class" on page 58 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                            CLASS A     CLASS B      CLASS C
------------------------------------------------------------------------------
Management fees                             0.45%       0.45%        0.45%
Distribution and service
(12b-1) fees                                0.10%       0.65%        0.65%
Other expenses                              0.15%       0.15%        0.15%
                                         -------------------------------------
Total annual Fund operating expenses        0.70%       1.25%        1.25%
                                         -------------------------------------

1. Except for investments of $1 million or more (see page 59) and purchases by certain retirement plans without an initial sales charge.
2. Declines to zero after six years.
3. This is equivalent to a charge of 1% based on net asset value.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR    3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                        $493/1     $639     $798      $1,259
CLASS B                        $527       $697     $886      $1,359/2
CLASS C                        $325       $493     $779      $1,596
If you do not sell your
shares:
CLASS B                        $127       $397     $686      $1,359/2
CLASS C                        $226       $493     $779      $1,596

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the Fund's investment manager. Together, Advisers and its affiliates manage over $226 billion in assets.

The team responsible for the Fund's management is:

JACK LEMEIN, EXECUTIVE VICE PRESIDENT OF ADVISERS
Mr. Lemein has been a manager of the Fund since 1989 and has more than 30 years' experience in the securities industry.

T. ANTHONY COFFEY CFA, VICE PRESIDENT OF ADVISERS
Mr. Coffey has been a manager of the Fund since 1989. He joined Franklin Templeton Investments in 1989.

ROGER BAYSTON CFA, SENIOR VICE PRESIDENT OF ADVISERS
Mr. Bayston has been a manager of the Fund since 1991. He joined Franklin Templeton Investments in 1991.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended September 30, 2000, the Fund paid 0.45% of its average monthly net assets to the manager for its services.


[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS
                                  --------------------

This table presents the Fund's financial performance for the past five years. This information has been audited by PricewaterhouseCoopers LLP.


CLASS A                           YEAR ENDED SEPTEMBER 30,
------------------------------------------------------------------------------

                             2000      1999/4      1998      1997       1996
------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year            6.62       6.99       6.89      6.72       6.87
                         -----------------------------------------------------
  Net investment income/1     .43        .44        .46       .48        .49
  Net realized and
   unrealized                 .01       (.37)       .10       .17       (.15)
  gains (losses)
                         -----------------------------------------------------
Total from investment
operations                    .44        .07        .56       .65        .34
                         -----------------------------------------------------
  Distributions from net
  investment income          (.43)      (.44)      (.46)     (.48)     (.49)
                         -----------------------------------------------------
Net asset value, end of      6.63       6.62       6.99      6.89      6.72
year                     =====================================================
Total return (%)/2           6.90       1.05       8.41     10.08      5.15

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)              6,852,374  7,895,906  9,049,829  9,350,751  10,129,483
Ratios to average net
assets: (%)
  Expenses                    .70        .67        .65       .64       .61
  Net investment income      6.62       6.43       6.67      7.01      7.18
Portfolio turnover rate      3.98      15.04      25.98      1.74      8.01
(%)/3

CLASS B
-----------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value,
beginning of year            6.62       6.91
                         ----------------------------------------------------
  Net investment income/1      .39        .30
  Net realized and
unrealized                    .01       (.28)
  gains (losses)
                         ----------------------------------------------------
Total from investment
operations                    .40        .02
                         ----------------------------------------------------
  Distributions from net
  investment income          (.39)      (.31)
                         ----------------------------------------------------
Net asset value, end of      6.63       6.62
year
                         ----------------------------------------------------

Total return (%)/2           6.35        .25

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                 80,167     51,433
Ratios to average net
assets: (%)
  Expenses                   1.25       1.22/5
  Net investment income      6.07       5.93/5
Portfolio turnover rate      3.98      15.04
(%)/3

CLASS C
-----------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value,
beginning of year            6.60       6.97       6.87      6.70      6.85
                         ----------------------------------------------------
  Net investment income/1     .39        .40        .42       .44       .45
  Net realized and
   unrealized                 .01       (.37)       .10       .17      (.15)
  gains (losses)
                         ----------------------------------------------------
Total from investment
operations                    .40        .03        .52       .61       .30
  Distributions from net
  investment income          (.39)      (.40)      (.42)     (.44)     (.45)
                         ----------------------------------------------------
Net asset value, end of      6.61       6.60       6.97      6.87      6.70
year                     ====================================================
Total return (%)/2           6.36        .50       7.85      9.48      4.55

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                  264,413    308,961   271,665   120,818   57,657
Ratios to average net
assets: (%)
  Expenses                   1.25       1.22       1.21      1.20      1.17
  Net investment income      6.08       5.89       6.10      6.44      6.80
Portfolio turnover rate      3.98      15.04      25.98      1.74      8.01
(%)/3

1. Based on average shares outstanding effective year ended September 30, 1999.
2. Total return does not include sales charges, and is not annualized for periods less than one year.
3. Maturity of U.S. government issues and the reinvestment of the proceeds thereof are considered as purchases and sales of securities in computing the portfolio turnover rate.
4. For the period January 1, 1999 (effective date) to September 30, 1999 for Class B.
5. Annualized.


[Insert graphic of dollar
signs and stacks of coins] DISTRIBUTIONS AND TAXES
                           -----------------------

INCOME AND CAPITAL GAIN DISTRIBUTIONS Franklin Custodian Funds Inc. intend to pay income dividends from each Fund's respective net investment income, as follows:
o     The Income Series and the U.S. Government Securities Series: monthly
o     The Utilities Series: quarterly
o     The DynaTech Series and the Growth Series: at least annually

Capital gains, if any, in each of the Funds may be distributed at least annually. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions.

AVOID "BUYING A DIVIDEND" If you invest in a Fund shortly before it makes an income dividend or capital gain distribution, you may receive some of your investment back in the form of a taxable distribution.

TAX CONSIDERATIONS In general, if you are a taxable investor, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any capital gains a Fund distributes are taxable as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.
[Begin callout]
BACKUP WITHHOLDING
By law, a Fund must withhold 31% of your taxable distributions and redemption proceeds unless you: o provide your correct social security or taxpayer identification number, o certify that this number is correct, and o certify that you are not subject to backup withholding. A Fund must also withhold if the IRS instructs it to do so.
[End callout]

When you sell your shares of a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a sale.

Fund distributions and gains from the sale or exchange of your shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

YOUR ACCOUNT

[Insert graphic of pencil marking an "X"] CHOOSING A SHARE CLASS
                                          ----------------------


Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

CLASS A               CLASS B              CLASS C
---------------------------------------------------------------
o  Initial sales      o  No initial        o  Initial
   charge of 5.75%       sales charge         sales charge of
   (DynaTech and                              1%
   Growth Series),
   4.25%(Income,
   Utilities and
   U.S. Government
   Securities
   Series)or less

o  Deferred sales     o  Deferred          o  Deferred
   charge of 1% on       sales charge of      sales charge of
   purchases of $1       4% on shares you     1% on shares
   million or more       sell within the      you sell within
   sold within 12        first year,          18 months
   months                declining to 1%
                         within six years
                         and eliminated
                         after that

o  Lower annual       o  Higher annual     o  Higher
   expenses than         expenses than        annual expenses
   Class B or C due      Class A (same as     than Class A
   to lower              Class C) due to      (same as Class
   distribution fees     higher               B) due to
                         distribution         higher
                         fees. Automatic      distribution
                         conversion to        fees. No
                         Class A shares       conversion to
                         after eight          Class A shares,
                         years, reducing      so annual
                         future annual        expenses do not
                         expenses.            decrease.

SALES CHARGES - CLASS A - DYNATECH AND GROWTH SERIES

                             THE SALES CHARGE
                             MAKES UP THIS %       WHICH EQUALS THIS
                             OF THE OFFERING       % OF YOUR NET
WHEN YOU INVEST THIS AMOUNT  PRICE                 INVESTMENT
--------------------------------------------------------------------
Under $50,000                       5.75               6.10
$50,000 but under $100,000          4.50               4.71
$100,000 but under $250,000         3.50               3.63
$250,000 but under $500,000         2.50               2.56
$500,000 but under $1               2.00               2.04
million

SALES CHARGES - CLASS A - INCOME, UTILITIES AND U.S. GOVERNMENT SECURITIES
SERIES

                              THE SALES CHARGE
                              MAKES UP THIS %      WHICH EQUALS THIS
                              OF THE OFFERING      % OF YOUR NET
WHEN YOU INVEST THIS AMOUNT   PRICE                INVESTMENT
--------------------------------------------------------------------
Under $100,000                      4.25               4.44
$100,000 but under $250,000         3.50               3.63
$250,000 but under $500,000         2.50               2.56
$500,000 but under $1               2.00               2.04
million

INVESTMENTS OF $1 MILLION OR MORE If you invest $1 million or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs (see page 62), you can buy Class A shares without an initial sales charge. However, there is a 1% contingent deferred sales charge (CDSC) on any shares you sell within 12 months of purchase. The way we calculate the CDSC is the same for each class (please see page 61).
DISTRIBUTION AND SERVICE (12B-1) FEES Class A has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows DynaTech and Growth Series to pay distribution fees of up to 0.25% per year and Income, Utilities and U.S. Government Securities Series to pay distribution fees of up to 0.15% per year to those who sell and distribute Class A shares and provide other services to shareholders. Because these fees are paid out of Class A's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES - CLASS B


IF YOU SELL YOUR SHARES             THIS % IS DEDUCTED
WITHIN THIS MANY YEARS AFTER        FROM YOUR PROCEEDS
BUYING THEM                         AS A CDSC
------------------------------------------------------
1 Year                                    4
2 Years                                   4
3 Years                                   3
4 Years                                   3
5 Years                                   2
6 Years                                   1
7 Years                                   0

With Class B shares, there is no initial sales charge. However, there is a CDSC if you sell your shares within six years, as described in the table above. The way we calculate the CDSC is the same for each class (please see page 61). After 8 years, your Class B shares automatically convert to Class A shares, lowering your annual expenses from that time on.

MAXIMUM PURCHASE AMOUNT The maximum amount you may invest in Class B shares at one time is $249,999. We place any investment of $250,000 or more in Class A shares, since a reduced initial sales charge is available and Class A's annual expenses are lower.

RETIREMENT PLANS Class B shares are available to certain retirement plans, including IRAs (of any type), Franklin Templeton Bank & Trust 403(b) plans, and Franklin Templeton Bank & Trust qualified plans with participant or earmarked accounts.

DISTRIBUTION AND SERVICE (12B-1) FEES Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows DynaTech and Growth Series to pay distribution and other fees of up to 1% per year and Income, Utilities and U.S. Government Securities Series to pay distribution and other fees for up to 0.65% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES - CLASS C

                                THE SALES CHARGE
                                MAKES UP THIS %          WHICH EQUALS THIS
                                OF THE OFFERING          % OF YOUR NET
WHEN YOU INVEST THIS AMOUNT     PRICE                    INVESTMENT
-----------------------------------------------------------------------------
Under $1 million                 1.00                     1.01

  WE PLACE ANY INVESTMENT OF $1 MILLION OR MORE IN CLASS A SHARES, SINCE THERE
       IS NO INITIAL SALES CHARGE AND CLASS A'S ANNUAL EXPENSES ARE LOWER.

CDSC There is a 1% contingent deferred sales charge (CDSC) on any Class C shares you sell within 18 months of purchase. The way we calculate the CDSC is the same for each class (please see page 61).

DISTRIBUTION AND SERVICE (12B-1) FEES Class C has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows DynaTech and Growth Series to pay distribution and other fees of up to 1% per year and Income, Utilities and U.S. Government Securities Series to pay distribution and other fees of up to 0.65% per year for the sale of Class C shares and for services provided to shareholders. Because these fees are paid out of Class C's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A, B & C

The CDSC for each class is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions.

[Begin callout]
The HOLDING PERIOD FOR THE CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.

For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.
[End callout]

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Franklin Templeton fund (please see page 68 for exchange information).

SALES CHARGE REDUCTIONS AND WAIVERS

If you qualify for any of the sales charge reductions or waivers below, please let us know at the time you make your investment to help ensure you receive the lower sales charge.

QUANTITY DISCOUNTS We offer several ways for you to combine your purchases in Franklin Templeton funds to take advantage of the lower sales charges for large purchases of Class A shares.

[Begin callout]
FRANKLIN TEMPLETON FUNDS include all of the U.S. registered mutual funds of Franklin Templeton Investments, except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.
[End callout]

o CUMULATIVE QUANTITY DISCOUNT - lets you combine all of your shares in Franklin Templeton funds for purposes of calculating the sales charge. You also may combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Certain company and retirement plan accounts also may be included.

o LETTER OF INTENT (LOI) - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve a portion of your shares to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI.

                   TO SIGN UP FOR THESE PROGRAMS, COMPLETE THE
                APPROPRIATE SECTION OF YOUR ACCOUNT APPLICATION.

REINSTATEMENT PRIVILEGE If you sell shares of a Franklin Templeton fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge. The proceeds must be reinvested within the same share class, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

If you paid a CDSC when you sold your Class A or C shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

Proceeds immediately placed in a Franklin Bank Certificate of Deposit (CD) also may be reinvested without an initial sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

This privilege does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.

SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals, institutions and retirement plans or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. For information about retirement plans, you may call Retirement Services at 1-800/527-2020. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

GROUP INVESTMENT PROGRAM Allows established groups of 11 or more investors to invest as a group. For sales charge purposes, the group's investments are added together. There are certain other requirements and the group must have a purpose other than buying Fund shares at a discount.

[Insert graphic of a paper with lines
and someone writing] BUYING SHARES
                     -------------


MINIMUM INVESTMENTS
------------------------------------------------------------------
                                        INITIAL      ADDITIONAL
------------------------------------------------------------------
Regular accounts                        $1,000       $50
------------------------------------------------------------------
Automatic investment plans              $50 ($25     $50 ($25
                                        for an       for an
                                        Education    Education
                                        IRA)         IRA)
------------------------------------------------------------------
UGMA/UTMA accounts                      $100         $50
------------------------------------------------------------------
Retirement accounts                     no minimum   no minimum
(other than IRAs, IRA rollovers,
Education IRAs or Roth IRAs)
------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or
Roth IRAs                               $250         $50
------------------------------------------------------------------
Broker-dealer sponsored wrap account
programs                                $250         $50
------------------------------------------------------------------
Full-time employees, officers,
trustees and directors of Franklin
Templeton entities, and their
immediate family members                $100         $50
------------------------------------------------------------------

           PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE
                     FOR SALE IN YOUR STATE OR JURISDICTION.

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 66). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic funds transfer to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.


BUYING SHARES
----------------------------------------------------------------------
                   OPENING AN ACCOUNT        ADDING TO AN ACCOUNT
----------------------------------------------------------------------
[Insert graphic
of hands shaking]
                   Contact your investment   Contact your investment
THROUGH YOUR       representative            representative
INVESTMENT
REPRESENTATIVE
----------------------------------------------------------------------
[Insert graphic    If you have another       Before requesting a
of phone and       Franklin Templeton fund   telephone or online
computer]          account with your bank    purchase into an
                   account information on    existing account,
BY PHONE/ONLINE    file, you may open a new  please make sure we
                   account by phone. At      have your bank account
(Up to $100,000    this time, a new account  information on file. If
per shareholder    may not be opened online. we do not have this
per day)                                     information, you will
                   To make a same day        need to send written
1-800/632-2301     investment, your phone    instructions with your
                   order must be received    bank's name and
franklintempleton  and accepted by us by     address, a voided check
 .com               1:00 p.m. Pacific time    or savings account
                   or the close of the New   deposit slip, and a
NOTE:  CERTAIN     York Stock Exchange,      signature guarantee if
ACCOUNT            whichever is earlier.     the bank and Fund
TYPES ARE NOT                                accounts do not have at
AVAILABLE FOR                                least one common owner.
ONLINE ACCOUNT
ACCESS                                       To make a same day investment, your
                                             phone or online order must be
                                             received and accepted by us by 1:00
                                             p.m. Pacific time or the close of
                                             the New York Stock Exchange,
                                             whichever is earlier.
----------------------------------------------------------------------
                   Make your check payable   Make your check payable
[Insert graphic    to the Fund.              to the Fund. Include
of envelope]                                 your account number on
                   Mail the check and your   the check.
BY MAIL            signed application to
                   Investor Services.        Fill out the deposit
                                             slip from your account
                                             statement. If you do
                                             not have a slip,
                                             include a note with
                                             your name, the Fund
                                             name, and your  account
                                             number.

                                             Mail the check and deposit slip or
                                             note to Investor Services.
----------------------------------------------------------------------
[Insert graphic    Call  to receive a wire   Call to receive a wire
of three           control number and wire   control number and wire
lightning bolts]   instructions.             instructions.

                   Wire the funds and mail   To make a same day wire
                   your signed application   investment, please call
BY WIRE            to Investor Services.     us by 1:00 p.m. Pacific
                   Please include the wire   time and make sure your
1-800/632-2301     control number or your    wire arrives by 3:00 p.m.
(or                new account number on
1-650/312-2000     the application.
collect)
                   To make a same day wire
                   investment, please call
                   us by 1:00 p.m. Pacific
                   time and make sure your
                   wire arrives by 3:00
                   p.m.
----------------------------------------------------------------------
[Insert graphic    Call Shareholder          Call Shareholder
of two             Services at the number    Services at the number
arrows pointing    below, or send signed     below or our automated
in opposite        written instructions.     TeleFACTS system, or
directions]        You also may place an     send signed written
                   online exchange order.    instructions. You also
BY EXCHANGE        The TeleFACTS system      may place an online
                   cannot be used to open a  exchange order.
TeleFACTS(R)       new account.
1-800/247-1753                               (Please see page 68 for
(around-the-clock  (Please see page 68 for   information on
access)            information on            exchanges.)
                   exchanges.)
Our Website
franklintempleton.com

----------------------------------------------------------------------

              FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                            SACRAMENTO, CA 95899-9983
                         CALL TOLL-FREE: 1-800/632-2301
           (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                 SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)

[Insert graphic of person with a headset] INVESTOR SERVICES
                                          -----------------

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in a Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

AUTOMATIC PAYROLL DEDUCTION You may invest in a Fund automatically by transferring money from your paycheck to the Fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

DISTRIBUTION OPTIONS You may reinvest distributions you receive from a Fund in an existing account in the same share class* of the Fund or another Franklin Templeton fund. Initial sales charges and CDSCs will not apply if you reinvest your distributions within 365 days. You can also have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

[Begin callout]
For Franklin Templeton Bank & Trust retirement plans, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.
[End callout]

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the Fund.

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund.

RETIREMENT PLANS Franklin Templeton Investments offers a variety of retirement plans for individuals and businesses. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Services at 1-800/527-2020.

TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.

FRANKLIN TEMPLETON ONLINE You can visit us online at franklintempleton.com for around-the-clock viewing of information about most Franklin Templeton funds or to register to view your accounts online. You may also register for online transactions that will allow you to buy, sell, or exchange your shares and make certain changes to your account. Some account types may not be able to process any or all transactions online.

TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct the following transactions by phone or online: buy, sell, or exchange shares of most funds; change your address; request a year-end statement; add or change account services (including distribution options, systematic withdrawals, automatic investment plans, money fund check orders).

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at franklintempleton.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet so you should be sure you are comfortable with the risks.

For accounts with more than one registered owner, telephone/online privileges allow a Fund to accept online registration or telephone/online instructions for transactions from only one owner. As long as you have telephone/online exchange privileges on your account, you may exchange shares by phone or online from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions.

Additionally, if you have telephone privileges on an account with more than one owner, each Fund will accept written instructions signed by only ONE owner for transactions that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and may also record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. OF COURSE, YOU CAN DECLINE TELEPHONE PRIVILEGES ON YOUR ACCOUNT APPLICATION, OR CHOOSE NOT TO REGISTER FOR ONLINE PRIVILEGES. IF YOU HAVE TELEPHONE/ONLINE PRIVILEGES ON YOUR ACCOUNT AND WANT TO DISCONTINUE THEM, PLEASE CONTACT US FOR INSTRUCTIONS. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.

NOTE: We discourage you from including confidential or sensitive information in any Internet communication to us. If you do choose to send email (encrypted or not) to us over the Internet, you are accepting the associated risks of lack of confidentiality.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton funds within the same class*, generally without paying any additional sales charges. If you exchange shares held for less than six months, however, you may be charged the difference between the initial sales charge of the two funds if the difference is more than 0.25%. If you exchange shares from a money fund, a sales charge may apply no matter how long you have held the shares.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares. If you exchange shares subject to a CDSC into a Class A money fund, the time your shares are held in the money fund will not count towards the CDSC holding period.

If you exchange your Class B shares for the same class of shares of another Franklin Templeton fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

Because excessive trading can hurt fund performance, operations and shareholders, each Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) a Fund or its manager believes the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund (please see "Market Timers" on page 73).

*Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into Class A without any sales charge. Advisor Class shareholders of another Franklin Templeton fund also may exchange into Class A without any sales charge. Advisor Class shareholders who exchange their shares for Class A shares and later decide they would like to exchange into another fund that offers Advisor Class may do so.


SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

[Insert graphic of a certificate] SELLING SHARES
                                  --------------

You can sell your shares at any time. Please keep in mind that a contingent deferred sales charge (CDSC) may apply.

SELLING SHARES IN WRITING Generally, requests to sell $100,000 or less can be made over the phone, online or with a simple letter. Sometimes, however, to protect you and a Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o you are selling more than $100,000 worth of shares
o you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect a Fund against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft, or wire/electronic funds transfer has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

RETIREMENT PLANS You may need to complete additional forms to sell shares in a Franklin Templeton Bank & Trust retirement plan. For participants under age 591/2, tax penalties may apply. Call Retirement Services at 1-800/527-2020 for details.

SELLING SHARES
-------------------------------------------------------------------------
                       TO SELL SOME OR ALL OF YOUR SHARES
-------------------------------------------------------------------------
[Insert graphic of
hands shaking]
                      Contact your investment representative
THROUGH YOUR
INVESTMENT
REPRESENTATIVE
------------------------------------------------------------------------
[Insert graphic of    Send written instructions and endorsed
envelope]             share certificates (if you hold share certificates)
                      to Investor Services.  Corporate, partnership or
BY MAIL               trust accounts may need to send additional documents.

                      Specify the Fund, the account number and the dollar value or number of shares you wish to sell. If you own both Class A and B shares, also specify the class of shares, otherwise we will sell your Class A shares first. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                      A check will be mailed to the name(s) and address on the
                      account, or otherwise according to your written
                      instructions.
------------------------------------------------------------------------------
[Insert graphic of As long as your transaction is for $100,000 or less, you phone and computer] do not hold shares certificates and you have not changed your address by phone or online within the last 15 days,
BY PHONE/ONLINE       you can sell your shares by phone or online.

1-800/632-2301

franklintempleton.com A check will be mailed to the name(s) and address on the account. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

                      Please see page 67 for more information.
------------------------------------------------------------------------------
                      You can call, write, or visit us online to have
[Insert graphic of    proceeds sent to a bank account.  See the policies above
three lightning       for selling shares by mail, phone, or online.
bolts]

BY ELECTRONIC FUNDS
TRANSFER (ACH)        Before requesting to have redemption proceeds sent to a
                      bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and Fund accounts do not have at least one common owner.

                      If we receive your request in proper form by 1:00 p.m.
                      Pacific time, proceeds sent by ACH generally will be
                      available within two to three business days.
------------------------------------------------------------------------------
[Insert graphic of    Obtain a current prospectus for the fund you are
two arrows pointing   considering. Prospectuses are available online at
in directions]        franklintempleton.com

BY EXCHANGE           Call Shareholder Services at the number below or our
                      automated TeleFACTS system, or send signed written
TeleFACTS(R)          instructions.  You also may place an exchanges order
1-800/247-1753        online.  See the policies above for selling shares by
(around-the-clock     mail, phone, or online.
access)

                      If you hold share certificates, you will need to return will need to return them to the Fund before your exchange can be processed. Advisor Class shareholders of another Franklin Templeton fund also may exchange into Class A without any sales charge. Advisor Class shareholders who exchange their shares for Class A shares and later decide they would like to exchange into another fund that offers Advisor Class may do so.

                      Please see page for information on exchanges.
------------------------------------------------------------------------------

              FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                            SACRAMENTO, CA 95899-9983
                         CALL TOLL-FREE: 1-800/632-2301
           (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                 SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)

[Insert graphic of paper and pen] ACCOUNT POLICIES
                                  ----------------

CALCULATING SHARE PRICE Each Fund calculates the net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class's NAV is calculated by dividing its net assets by the number of its shares outstanding.

[Begin callout]
When you buy shares, you pay the offering price. The offering price is the NAV plus any applicable sales charge.

When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).
[End callout]

Each Fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a Fund holds securities listed primarily on a foreign exchange that trades on days when the Fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $250 ($50 for employee and UGMA/UTMA accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record. You will not be charged a CDSC if your account is closed for this reason.

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive a Fund's financial reports every six months. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN. You also can review these documents online at franklintempleton.com.

INVESTMENT REPRESENTATIVE ACCOUNT ACCESS If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

MARKET TIMERS The Funds may restrict or refuse purchases or exchanges by Market Timers. DynaTech Series does not allow investments by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect a Fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or
(iii) are also subject to these limits.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by a Fund, its manager or shareholder services agent, will be issued a written notice of their status and the Fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, LLC, and to place all purchase and exchange trade requests through the desk.

ADDITIONAL POLICIES Please note that the Funds maintain additional policies and reserve certain rights, including:

o The Funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.
o The Funds may modify, suspend, or terminate telephone/online privileges at any time.
o At any time, the Funds may change their investment minimums or waive or lower their minimums for certain purchases.
o The Funds may modify or discontinue the exchange privilege on 60 days' notice.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, each Fund reserves the right, in the case of an emergency, to make payments in securities or other assets of the Fund, if the payment of cash proceeds by check, wire or electronic funds transfer would be harmful to existing shareholders.
o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to a Fund promptly.

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

DYNATECH AND GROWTH SERIES

                             CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------
COMMISSION (%)               ---          4.00         2.00
Investment under $50,000     5.00         ---          ---
$50,000 but under $100,000   3.75         ---          ---
$100,000 but under $250,000  2.80         ---          ---
$250,000 but under $500,000  2.00         ---          ---
$500,000 but under $1        1.60         ---          ---
million
$1 million or more           up to 1.00/1 ---          ---
12B-1 FEE TO DEALER          0.251         0.25/2      1.00/3

INCOME, UTILITIES AND U.S. GOVERNMENT SECURITIES SERIES

                             CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------
COMMISSION (%)               ---          3.00         2.00
Investment under $100,000    4.00         ---          ---
$100,000 but under $250,000  3.25         ---          ---
$250,000 but under $500,000  2.25         ---          ---
$500,000 but under $1        1.85         ---          ---
million
$1 million or more           up to 0.75/1 ---          ---
12B-1 FEE TO DEALER          0.15/1       0.15/2        0.65/3

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans/1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

MARKET TIMERS. Please note that for Class A NAV purchases by market timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.
2. Dealers may be eligible to receive up to 0.25% for DynaTech and Growth Series and 0.15% for Income, Utilities and U.S. Government Securities Series from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A. 3.Dealers may be eligible to receive up to 0.25% for DynaTech and Growth Series and 0.15% for Income, Utilities and U.S. Government Securities Series during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.

[Insert graphic of question mark]QUESTIONS

If you have any questions about a Fund or your account, you can write to us at P.O. Box 997151, Sacramento, CA 95899-9983. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                        HOURS (PACIFIC TIME,
DEPARTMENT NAME       TELEPHONE NUMBER  MONDAY THROUGH FRIDAY)
-----------------------------------------------------------------
Shareholder Services  1-800/632-2301    5:30 a.m. to 5:00 p.m.
                                        6:30 a.m. to 2:30 p.m.
                                        (Saturday)
Fund Information      1-800/DIAL BEN    5:30 a.m. to 5:00 p.m.
                      (1-800/342-5236)  6:30 a.m. to 2:30 p.m.
                                        (Saturday)
Retirement Services   1-800/527-2020    5:30 a.m. to 5:00 p.m.
Advisor Services      1-800/524-4040    5:30 a.m. to 5:00 p.m.
Institutional         1-800/321-8563    6:00 a.m. to 5:00 p.m.
Services
TDD (hearing          1-800/851-0637    5:30 a.m. to 5:00 p.m.
impaired)
TeleFACTS(R)          1-800/247-1753    (around-the-clock access)
(automated)


FOR MORE INFORMATION

You can learn more about each Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and Fund strategies, financial statements, detailed performance information, portfolio holdings and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about each Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below. You can also view the current annual/semiannual report online at franklintempleton.com.


FRANKLIN(R)TEMPLETON(R)
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
franklintempleton.com




You also can obtain information about each Fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.


Investment Company Act file #811-537                               FCF P 02/01


FCF SA-2

                        SUPPLEMENT DATED NOVEMBER 1, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                         FRANKLIN CUSTODIAN FUNDS, INC.
   (DYNATECH, GROWTH, INCOME, UTILITIES AND U.S. GOVERNMENT SECURITIES SERIES)
                             DATED FEBRUARY 1, 2001

The Statement of Additional Information is amended as follows:

I. a. The existing Class B of the Income Series is renamed Class B1 and is closed to new investors. If you were a shareholder of record on October 31, 2001, you may continue to add to your account subject to your applicable minimum additional investment amount, or buy additional shares through the reinvestment of dividend or capital gain distributions. The Fund reserves the right to modify this policy at any time.

     b. A new Class B is open to new investors.

II. The following is added at the end of the second paragraph on page 1:

The unaudited financial statements in the Funds' Semiannual Report to Shareholders, for the six-month period ended March 31, 2001, are also incorporated by reference.

III. In the section "Organization, Voting Rights and Principal Holders," the following changes are made:

(a) The second paragraph is replaced with the following:

The Growth, Utilities, and U.S. Government Securities Series currently offer four classes of shares, Class A, Class B, Class C and Advisor Class. DynaTech Series currently offers three classes of shares, Class A, Class B and Class C. The Income Series currently offers five classes of shares, Class A, Class B, Class B1, Class C, and Advisor Class. The Funds may offer additional classes of shares in the future. The full title of each class is:

o DynaTech Series - Class A

o DynaTech Series - Class B

o DynaTech Series - Class C

o Growth Series - Class A

o Growth Series - Class B

o Growth Series - Class C

o Growth Series - Advisor Class

o Income Series - Class A

o Income Series - Class B

o Income Series - Class B1

o Income Series - Class C

o Income Series - Advisor Class

o Utilities Series - Class A

o Utilities Series - Class B

o Utilities Series - Class C

o Utilities Series - Advisor Class

o U.S. Government Securities Series - Class A

o U.S. Government Securities Series - Class B

o U.S. Government Securities Series - Class C

o U.S. Government Securities Series - Advisor Class

(b) The following is added to the section:

As of October 2, 2001, the principal shareholders of the funds, beneficial or of record, were:

                                    SHARE              PERCENTAGE
NAME AND ADDRESS                    CLASS                 (%)
-------------------------------------------------------------------------------

GROWTH FUND
Franklin Templeton Bank &           Advisor Class      11.38
Trust/1 Services FBO
Vivian J. Palmieri
P.O. Box 5086
San Mateo, CA 94402-0086

Franklin Templeton Bank &          Advisor Class       20.10
Trust/1 Services FBO
Rupert Johnson IRA
P.O. Box 5086
San Mateo, CA 94402-0086

Franklin Templeton Bank &           Advisor Class       5.13
Trust/1 Services FBO
Martin Wiskemann
P.O. Box 5086
San Mateo, CA 94402-0086

Franklin Templeton Bank &           Advisor Class      22.20
Trust/1 TTEE for ValuSelect
Franklin Templeton 401K
P.O. Box 2438
Rancho Cordova, CA 95741-2438

Franklin Templeton Bank &           Advisor Class      16.64
Trust/1 TTEE for ValuSelect
Franklin Resources PSP
P.O. Box 2438
Rancho Cordova, CA 95741-2438

INCOME FUND

CNB CO                              Advisor Class       5.71
P.O. Box 1009
Henderson, TX 75653-1009

FTB&T/1 TTEE for Defined            Advisor Class      21.24
Contribution Svcs
Franklin Templeton 401K
P.O. Box 2438
Rancho Cordova, CA 94541-2438

FTB&T/1 TTEE for Defined            Advisor Class      30.65
Contribution Svcs
Franklin Resources PSP
P.O. Box 2438
Rancho Cordova, CA 94541-2438

UTILITIES FUND
First Mar & Co 2                    Advisor Class       9.96
c/o Wells Fargo Bank Michigan NA
Investment Management & Trust
P.O. Box 580
Marquette, MI 49855

The Washington Trust Company        Advisor Class      11.41
23 Broad St
Westerly, RI 02891

                                    SHARE              PERCENTAGE
NAME AND ADDRESS                    CLASS                 (%)
-------------------------------------------------------------------------------

UTILITIES FUND (CONT.)

FTB&T/1 TTEE for Defined            Advisor Class      56.00
Contribution Svcs PSP
P.O. Box 2438
Rancho Cordova, CA 94541-2438

U.S. GOVERNMENT SECURITIES FUND

FTB&T/1 TTEE for Defined            Advisor Class      14.82
Contribution Svcs
Franklin Templeton 401K
P.O. Box 2438
Rancho Cordova, CA 94541-2438

FTB&T/1 TTEE for Defined            Advisor Class      31.99
Contribution Svcs
Franklin Resources PSP
P.O. Box 2438
Rancho Cordova, CA 94541-2438

FTTrust Company, formerly           Advisor Class      11.31
Templeton Funds Trust Co.
100 Fountain Pky
St Petersburg, FL 33716-1205

---------
1. Franklin Templeton Bank & Trust is a California corporation and is wholly owned by Franklin Resources, Inc.
---------

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or directors of the Fund, may be considered beneficial holders of Fund shares held by FTTrust Company (FTTC). As principal shareholders of Franklin Resources, Inc., they may be able to control the voting of Resources' shares of FTTC's shares of the Fund.

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or directors of the Fund, serve on the administrative committee of the Franklin Templeton Profit Sharing 401(k) Plan, which owns shares of the Fund. In that capacity, they participate in the voting of such shares. Charles B. Johnson and Rupert H. Johnson, Jr. disclaim beneficial ownership of any share of the Fund owned by the Franklin Templeton Profit Sharing 401(k) Plan.

As of October 2, 2001, the officers and board members, as a group, owned of record and beneficially 2.31% of Growth Series, Advisor Class, 2.12% of U.S. Government Securities Series, Advisor Class and less than 1% of the outstanding shares of the other Funds and classes.

IV. In the section "The Class B and C plans" found on page 30 under "Distribution and service (12b-1) fees" the first three paragraphs are replaced with the following:

THE CLASS B, B1 AND C PLANS. Under the Class B plan, DynaTech, Growth and Income Series pay Distributors up to 1% per year of the class's average daily net assets, out of which 0.25% may be paid for services to the shareholders (service fees); and Utilities and U.S. Government Securities Series pay Distributors up to 0.65% per year of the class's average daily net assets, out of which 0.15% may be paid for services to the shareholders (service fees).

Under the Class B1 plan, Income Series pays Distributors up to 0.65% per year of the class's average daily net assets, out of which 0.15% may be paid for services to the shareholders (service fees).

Under the Class C plan, DynaTech and Growth Series pay Distributors up to 1% per year of the class's average daily net assets, out of which 0.25% may be paid for services to the shareholders (service fees); and Income, Utilities and U.S. Government Securities Series pay Distributors up to 0.65% per year of the class's average daily net assets, out of which 0.15% may be paid for services to the shareholders (service fees).

The Class B, B1 and C plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B, B1 and C shares. Class B and B1 plan fees payable to Distributors are used by Distributors to pay third party financing to Distributors in connection with advancing commissions to securities dealers. Franklin Resources owns a minority interest in one of the third party financing entities.

The Class B, B1 and C plans are compensation plans. They allow each Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plans.

Under the Class B plan for DynaTech, Growth, Utilities and U.S. Government Series and the Class B1 plan for the Income Series, the amounts paid by the Funds pursuant to the plan for the fiscal year ended September 30, 2000, were:

V. The section heading "The Class A, B and C plans," found on page 31 under "Distribution and service (12b-1) fees" is replaced with "The Class A, B, B1 and C plans."

VI. The first paragraph under PERFORMANCE and the section AVERAGE ANNUAL TOTAL RETURN which begins on page 31 is replaced with the following:

PERFORMANCE
-------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Funds be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return before taxes, average annual total return after taxes on distributions, average annual total return after taxes on distributions and sale of shares, and current yield quotations used by certain of the Funds are based on the standardized methods of computing performance mandated by the SEC. Performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance, before or after taxes, does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

The Income Series began offering shares in a new Class B on 11/01/01. Prior to that date, the Fund offered shares in Class B with lower Rule 12b-1 expenses. That share class has since been renamed Class B1 and is closed to new investors. The new Class B performance shown reflects a restatement of the old Class B (now Class B1) performance to include the Rule 12b-1 fee applicable to the new Class B as though it was in effect from the inception of old Class B (now Class B1) shares.

AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES.

Average annual total return before taxes is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

When considering the average annual total return before taxes quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in a Fund.

The average annual total returns for the indicated periods ended March 31, 2001, were:

                       INCEPTION     1 YEAR      5 YEAR     10 YEAR
                         DATE         (%)          (%)        (%)
----------------------------------------------------------------------------
CLASS A
DynaTech Series        01/01/68      -35.22       12.80      12.19
Growth Series          03/31/48      -13.73       9.64       11.29
Income Series          08/31/48       15.09       8.27       11.18
Utilities Series       09/30/48       28.91       8.97        9.79
U.S. Government        05/31/70       6.63        6.11        6.79
 Securities Series


                                                   SINCE
                       INCEPTION     1 YEAR      INCEPTION
                         DATE         (%)           (%)
----------------------------------------------------------------------------
CLASS B
DynaTech Series        02/01/00      -34.43        -24.63
Growth Series          01-01/99      -12.58          1.47
Income Series          11/01/01       -3.93          3.75
Utilities Series       01/01/99       29.78          5.04
U.S. Government        01/01/99        6.96          4.36
 Securities Series


                                                   SINCE
                       INCEPTION     1 YEAR      INCEPTION
                         DATE         (%)           (%)
----------------------------------------------------------------------------
CLASS B1
Income Series          01/01/99       15.38          6.71


                                                   SINCE
                       INCEPTION     1 YEAR      INCEPTION
                         DATE         (%)           (%)
----------------------------------------------------------------------------
CLASS C
DynaTech Series        09/16/96      -33.11        11.94
Growth Series          05/01/95      -10.92        13.07
Income Series          05/01/95       17.19         9.44
Utilities Series       05/01/95       31.47        11.23
U.S. Government        05/01/95        8.64         6.63
 Securities Series

The following SEC formula was used to calculate these figures:

                                        n
                                  P(1+T) = ERV

where:

P     = a hypothetical initial payment of $1,000
T     = average annual total return
n     = number of years
ERV   = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS.

Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

When considering the average annual total return after taxes on distributions quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in a Fund. The average annual total returns after taxes on distributions for the indicated periods ended March 31, 2001, were:

CLASS A               1 YEAR (%)      5 YEARS (%)      10 YEARS (%)
-------------------------------------------------------------------------------
Growth Series           -14.94            8.70            10.70


                                    SINCE INCEPTION
CLASS B               1 YEAR (%)      (1/01/99) (%)
-------------------------------------------------------------------------------
Growth Series           -13.66             .65


                                                       SINCE INCEPTION
CLASS C               1 YEAR (%)       5 YEARS (%)      (5/01/95) (%)
-------------------------------------------------------------------------------
Growth Series           -11.94            9.18            12.36


The following SEC formula was used to calculate these figures:

                                       n
                                 P(1+T) = ATVD

where:

P     =  a hypothetical initial payment of $1,000
T     =  average annual total return (after taxes on
         distributions)
n     =  number of years
ATVD = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND
SHARES.

Average annual total return after taxes on distributions and sale of Fund shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of Fund shares. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon the sale of Fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

When considering the average annual total return after taxes on distributions quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total returns after taxes on distributions and redemption for the indicated periods ended March 31, 2001, were:

CLASS A               1 YEAR (%)      5 YEARS (%)      10 YEARS (%)
-------------------------------------------------------------------------------
Growth Series           -7.52             7.62             9.53


                                       SINCE INCEPTION
CLASS B               1 YEAR (%)        (1/01/99) (%)
-------------------------------------------------------------------------------
Growth Series           -6.76             1.08


                                                      SINCE INCEPTION
CLASS C               1 YEAR (%)      5 YEARS (%)      (5/01/95) (%)
-------------------------------------------------------------------------------
Growth Series           -5.76             7.96            10.74


The following SEC formula was used to calculate these figures:

                                       n
                                 P(1+T) = ATV
                                             DR

where:

P     =  a hypothetical initial payment of $1,000
T     =  average annual total return (after taxes on
        distributions and redemption)
n     =  number of years
ATV   = ending value of a hypothetical $1,000 payment made at the beginning
   DR of each period at the end of each period, after taxes on fund distributions and redemption

VII. The following information is added to the applicable sections under PERFORMANCE beginning on page 32:

CUMULATIVE TOTAL RETURN

The cumulative total returns for the indicated periods ended March 31, 2001, were:


                    INCEPTION      1 YEAR     5 YEARS     10 YEARS
                       DATE         (%)         (%)          (%)
----------------------------------------------------------------------------
CLASS A
DynaTech Series      01/01/68      -35.22      82.65       215.97
Growth Series        03/31/48      -13.73      58.40       191.38
Income Series        08/31/48       15.09      48.81       188.57
Utilities Series     09/30/48       28.91      53.66       154.37
U.S. Government      05/31/70        6.63      34.53        92.87
 Securities Series

                    INCEPTION      1 YEAR        SINCE INCEPTION
                       DATE         (%)                (%)
----------------------------------------------------------------------------
CLASS B
DynaTech Series      02/01/00      -34.43             -28.05
Growth Series        01/01/99      -12.58               3.33
Income Series        11/01/01        3.93              10.65
Utilities Series     01/01/99       29.78              11.68
U.S. Government      01/01/99        6.96              10.06
 Securities Series

                    INCEPTION      1 YEAR        SINCE INCEPTION
                       DATE         (%)                (%)
----------------------------------------------------------------------------
CLASS B1
Income Series        01/01/99      15.38              15.72

                    INCEPTION      1 YEAR     5 YEARS     10 YEARS
                       DATE         (%)         (%)          (%)
----------------------------------------------------------------------------
CLASS C
DynaTech Series      09/16/96      -33.11        -          66.84
Growth Series        05/01/95      -10.92      60.16       106.89
Income Series        05/01/95       17.19      49.96        70.56
Utilities Series     05/01/95       31.47      54.93        87.83
U.S. Government      05/01/95        8.64      35.43        46.26
 Securities Series


CURRENT YIELD

Current yield shows the income per share earned by a Fund. It is calculated by dividing the net investment income per share earned during a 30-day base period by the applicable maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the class during the base period. The yields for the 30-day period ended March 31, 2001, were:

CLASS A                                YIELD (%)
----------------------------------------------------------------------------
Income Series                            7.27
Utilities Series                         4.06
U.S. Government Securities Series        5.99

CLASS B                                YIELD (%)
----------------------------------------------------------------------------
Utilities Series                         3.74
U.S. Government Securities Series        5.74


CLASS B1                               YIELD (%)
----------------------------------------------------------------------------
Income Series                            7.09

CLASS C                                YIELD (%)
----------------------------------------------------------------------------
Income Series                            7.02
Utilities Series                         3.70
U.S. Government Securities Series        5.68

CURRENT DISTRIBUTION RATE Current yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts that were or will be paid to shareholders. Amounts paid to shareholders are reflected in the quoted current distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share by a class during a certain period and dividing that amount by the current maximum offering price. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing and short-term capital gains, and is calculated over a different period of time. The current distribution rates for the 30-day period ended March 31, 2001, were:

CLASS A                                DISTRIBUTION RATE (%)
----------------------------------------------------------------------------
Income Series                               7.44
Utilities Series                            3.89
U.S. Government Securities Series           6.15


CLASS B                                DISTRIBUTION RATE (%)
----------------------------------------------------------------------------
Utilities Series                            3.58
U.S. Government Securities Series           5.89


CLASS B1                               DISTRIBUTION RATE (%)
----------------------------------------------------------------------------
Income Series                               7.24


CLASS C                                DISTRIBUTION RATE (%)
----------------------------------------------------------------------------
Income Series                               7.15
Utilities Series                            3.54
U.S. Government Securities Series           5.85


               Please keep this supplement for future reference.



FRANKLIN CUSTODIAN FUNDS, INC.
DYNATECH SERIES
GROWTH SERIES
INCOME SERIES
UTILITIES SERIES
U.S. GOVERNMENT SECURITIES SERIES

CLASS A, B & C

STATEMENT OF ADDITIONAL INFORMATION
FEBRUARY 1, 2001

[Insert Franklin Templeton Ben Head]


P.O. BOX 997151, SACRAMENTO, CA 95899-9983 1-800/DIAL BEN(R)

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds' prospectus. The Funds' prospectus, dated February 1, 2001, which we may amend from time to time, contains the basic information you should know before investing in a Fund. You should read this SAI together with the Funds' prospectus.

The audited financial statements and auditor's report in Franklin Custodian Funds, Inc.'s (Custodian Funds) Annual Report to Shareholders, for the fiscal year ended September 30, 2000, are incorporated by reference (are legally a part of this SAI).

For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/DIAL BEN (1-800/342-5236).

CONTENTS

Goals and Strategies                                2
Risks                                              10
Officers and Directors                             13
Management and Other Services                      15
Portfolio Transactions                             17
Distributions and Taxes                            18
Organization, Voting Rights
 and Principal Holders                             20
Buying and Selling Shares                          21
Pricing Shares                                     28
The Underwriter                                    29
Performance                                        31
Miscellaneous Information                          34
Description of Ratings                             35


-------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o  ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
   BANK;

o  ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
   PRINCIPAL.
-------------------------------------------------------------------------------



GOALS AND STRATEGIES
-------------------------------------------------------------------------------

DYNATECH SERIES The Fund's investment goal is capital appreciation. This goal is fundamental, which means it may not be changed without shareholder approval.

The Fund normally invests most of its assets in equity securities of companies that emphasize scientific or technological development, or that are in fast-growing industries.
The Fund's investments tend to be more speculative in nature..

The Fund's assets may be invested in securities traded on any national securities exchange or issued by a corporation, association or similar legal entity with total assets of at least $1,000,000, according to its latest published annual report, or held in cash or cash equivalents. It is thought that most of the Fund's assets will be invested in common stocks and securities convertible into common stocks. The Fund, however, may also invest in debt securities or preferred stocks that the manager believes will further the Fund's investment goal. From time to time, concentration of the Fund's investments in a few issues may develop due to market appreciation.

GROWTH SERIES The Fund's investment goal is capital appreciation. This goal is fundamental, which means it may not be changed without shareholder approval.

The Fund will normally invest most of its assets in the equity securities of companies that are leaders in their industries. The Fund's manager looks for securities it believes offer favorable possibilities for capital appreciation and these securities may yield little or no current income. Current income is only a secondary consideration when selecting portfolio investments.

The Fund's assets may be invested in shares of common stock traded on any national securities exchange or issued by a corporation, association or similar legal entity with total assets of at least $1,000,000, according to its latest published annual report. The Fund's assets may also be invested in bonds or preferred stock convertible into shares of common stock listed for trading on a national securities exchange or held in cash or cash equivalents.

The Fund may invest in smaller capitalization companies, which generally are those with a market capitalization of less than $1.5 billion at the time of the Fund's investment.

INCOME SERIES The Fund's investment goal is to maximize income while maintaining prospects for capital appreciation. This goal is fundamental, which means it may not be changed without shareholder approval.

The Fund will normally invest in a diversified portfolio of equity securities, debt securities and cash equivalents.

The Fund's assets may be invested in securities traded on any national securities exchange or issued by a corporation, association or similar legal entity with total assets of at least $1,000,000, according to its latest published annual report, or held in cash or cash equivalents. The Fund may also invest in preferred stocks. The Fund may invest in debt securities regardless of their rating or in securities that are unrated, including up to 5% of its assets in securities that are in default at the time of purchase. The Fund generally invests in securities rated at least Caa by Moody's Investors Service, Inc. (Moody's) or CCC by Standard & Poor's Ratings Group (S&P(R)) or unrated securities the Fund's manager determines are comparable. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be as attractive to as many buyers.

If the rating on an issue held in the Fund's portfolio is changed by the rating service or the security goes into default, this event will be considered by the Fund in its evaluation of the overall investment merits of that security but will not generally result in an automatic sale of the security. The Fund may also buy debt securities of issuers that are not currently paying interest, as well as issuers who are in default, and may keep an issue that has defaulted. The Fund will buy defaulted debt securities if, in the opinion of the manager, they may present an opportunity for later price recovery, the issuer may resume interest payments, or other advantageous developments appear likely in the near future. In general, securities that default lose much of their value before the actual default so that the security, and thus the Fund's net asset value, would be impacted before the default. Defaulted debt securities may be illiquid and, as such, will be part of the 10% limit discussed under "Illiquid securities."

There are no restrictions as to the proportion of investments that may be made in a particular type of security and the determination is entirely within the manager's discretion. As market conditions change, it is conceivable that all of the assets of the Fund could be invested in common stocks or, conversely, in debt securities.

UTILITIES SERIES The Fund's investment goals are capital appreciation and current income. These goals are fundamental, which means they may not be changed without shareholder approval.

The Fund will normally invest substantially all of its assets in the securities of public utilities companies. As a fundamental policy, the Fund's assets may be invested in securities of an issuer engaged in the public utilities industry, or held in cash or cash equivalents. The public utilities industry includes the manufacture, production, generation, transmission and sale of gas, water and electricity and companies involved in developing new technologies related to the generation and distribution of electric power, alternative fuels for the generation of electric power and to providing services related to these activities. The industry also includes issuers engaged in the communications field, such as telephone, cellular, paging, telegraph, satellite, microwave and other companies that provide communication facilities or services for the public's benefit. At least 65% of the Fund's investments will be in the securities of issuers engaged in the public utilities industry. The manager expects that more than 50% of the Fund's assets will be invested in electric utilities securities.

The Fund invests primarily in common stocks, including, from time to time, non-dividend paying common stocks if, in the opinion of the manager, these securities appear to offer attractive opportunities for capital appreciation. When buying fixed-income debt securities, the Fund may invest in securities regardless of their rating depending upon prevailing market and economic conditions, including securities in the lowest rating categories and unrated securities. Most of the Fund's investments, however, are rated at least Baa by Moody's or BBB by S&P. These ratings represent the opinions of the rating services with respect to the securities and are not absolute standards of quality. They will be considered in connection with the investment of the Fund's assets but will not be a determining or limiting factor. Please see the appendix for a discussion of the ratings.

With respect to unrated securities, it is also the Fund's intent to buy securities that, in the view of the manager, would be comparable in quality to the Fund's rated securities and have been determined to be consistent with the Fund's objectives without exposing the Fund to excessive risk. The Fund will not buy issues that are in default or that the manager believes involve excessive risk.

U.S. GOVERNMENT SECURITIES SERIES The Fund's investment goal is income. This goal is fundamental, which means it may not be changed without shareholder approval.

The Fund invests in a portfolio limited to U.S. government securities and repurchase agreements collateralized by U.S. government securities. U.S. government securities include U.S. Treasury bonds, notes and bills, U.S. Treasury STRIPS and securities issued by U.S. government agencies. Other than investments in short term government securities and cash, substantially all of the Fund's investments are currently held in Government National Mortgage Association obligations (Ginnie Maes). Ginnie Maes have historically paid higher current yields than other types of U.S. government securities with comparable maturities. These higher yields compensate investors for the higher risks involved.

The Fund will buy Ginnie Maes whose principal and interest are guaranteed. The Fund also buys adjustable rate Ginnie Maes and other types of securities that may be issued with the guarantee of the Government National Mortgage Association. Ginnie Maes differ from other bonds in that principal may be paid back on an unscheduled basis rather than returned in a lump sum at maturity. Payments to holders of Ginnie Maes consist of monthly distributions of interest and principal less the Government National Mortgage Association's and issuers' fees.

The Government National Mortgage Association's guarantee of payment of principal and interest on Ginnie Maes is backed by the full faith and credit of the U.S. government. The Government National Mortgage Association may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee. Of course, this guarantee does not extend to the market value or yield of the Ginnie Maes or the net asset value or performance of the Fund, which will fluctuate daily with market conditions. The Fund's manager monitors the Fund's investments and changes are made as market conditions warrant. The Fund does not, however, engage in the trading of securities for the purpose of realizing short-term profits.

Ginnie Maes and the other securities included in U.S. Government Securities Series' portfolio have historically involved little risk to principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period of a shareholder's investment in the Fund. The price per share you receive when you sell your shares may be more or less than the price you paid for the shares. The dividends per share paid by the Fund may also vary.

The following is a description of the various types of securities the Funds may buy.

EQUITY SECURITIES represent a proportionate share of the ownership of a company; their value is based on the success of the company's business and the value of its assets, as well as general market conditions. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock, as well as securities convertible into common stocks. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have different voting rights as well. Equity securities may also include convertible securities, warrants, or rights. Warrants or rights give the holder the right to buy a common stock at a given time for a specified price.

DEBT SECURITIES A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes, and commercial paper differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value per share.

RATINGS. Various investment services publish ratings of some of the debt securities in which the Funds may invest. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by a Fund's manager to be of comparable quality. These ratings represent the opinions of the rating services with respect to the issuer's ability to pay interest and repay principal. They do not purport to reflect the risk of fluctuations in market value and are not absolute standards of quality. Please see the appendix for a discussion of the ratings.

If the rating on an issue held in a Fund's portfolio is changed by the rating service or the security goes into default, this event will be considered by the Fund in its evaluation of the overall investment merits of that security but will not generally result in an automatic sale of the security.

ZERO COUPON AND PAY-IN-KIND BONDS Income Series may buy certain bonds issued at a discount that defer the payment of interest or pay no interest until maturity, known as zero coupon bonds, or which pay interest through the issuance of additional bonds, known as pay-in-kind bonds. For federal tax purposes, holders of these bonds, such as the Fund, are deemed to receive interest over the life of the bonds and are taxed as if interest were paid on a current basis although no cash interest payments are in fact received by the holder until the bonds mature. See "Risks - High yield securities risk" for more information about these bonds.

LOAN PARTICIPATIONS Income Series may invest up to 5% of its assets in loan participations and other related direct or indirect bank obligations. These instruments are interests in floating or variable rate senior loans to U.S. corporations, partnerships and other entities. While loan participations generally trade at par value, the Fund will also be able to acquire loan participations that sell at a discount because of the borrower's credit problems. To the extent the borrower's credit problems are resolved, the loan participation may appreciate in value. The manager may acquire loan participations for the Fund when it believes that over the long term appreciation will occur. Most loan participations are illiquid and, to that extent, will be included in the 10% limitation described under "Illiquid securities."

Loan participations are interests in floating or variable rate senior loans (Loans) to U.S. corporations, partnerships and other entities (Borrowers) which operate in a variety of industries and geographical regions. An investment in these securities, however, carries substantially the same risks as those for defaulted debt securities. Interest payments on these securities may be reduced, deferred, suspended or eliminated and principal payments may likewise be reduced, deferred, suspended or canceled, causing the loss of the entire amount of the investment. Loans will generally be acquired by Income Series from a bank, finance company or other similar financial services entity (Lender).

Loans in which Income Series will purchase participation interests may pay interest at rates which are periodically redetermined on the basis of a base lending rate plus a premium. These base lending rates are generally the Prime Rate offered by a major U.S. bank, the London Inter-Bank Offered Rate, the CD rate or other base lending rates used by commercial lenders. The Loans typically have the most senior position in a Borrower's capital structure, although some Loans may hold an equal ranking with other senior securities of the Borrower. Although the Loans generally are secured by specific collateral, Income Series may invest in Loans which are not secured by any collateral. Uncollateralized Loans pose a greater risk of nonpayment of interest or loss of principal than do collateralized Loans. The collateral underlying a collateralized Loan may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a Borrower's obligations under a Loan. Income Series is not subject to any restrictions with respect to the maturity of the Loans in which it purchases participation interests.

The Loans generally are not rated by nationally recognized statistical rating organizations. Ratings of other securities issued by a Borrower do not necessarily reflect adequately the relative quality of a Borrower's Loans. Therefore, although the manager may consider such ratings in determining whether to invest in a particular Loan, such ratings, will not be the determinative factor in the manager's analysis.

The Loans are not readily marketable and may be subject to restrictions on resale. Participation interests in the Loans generally are not listed on any national securities exchange or automated quotation system and no regular market has developed for such interests. Any secondary purchases and sales of loan participations generally are conducted in private transactions between buyers and sellers. Many of the Loans in which the Income Series expects to purchase interests are of a relatively large principal amount and are held by a relatively large number of owners which, in the manager's opinion, should enhance the relative liquidity of such interests.

When acquiring a loan participation, Income Series will have a contractual relationship only with the Lender (typically an entity in the banking, finance or financial services industries), not with the Borrower. Income Series has the right to receive payments of principal and interest to which it is entitled only from the Lender selling the loan participation and only upon receipt by such Lender of such payments from the Borrower. In connection with purchasing loan participations, Income Series generally will have no right to enforce compliance by the Borrower with the terms of the Loan Agreement, nor any rights with respect to any funds acquired by other Lenders through set-off against the Borrower, and the Fund may not directly benefit from the collateral supporting the Loan in which it has purchased the loan participation. As a result, Income Series may assume the credit risk of both the Borrower and the Lender selling the loan participation. In the event of the insolvency of the Lender selling a loan participation, Income Series may be treated as a general creditor of such Lender, and may not benefit from any set-off between such Lender and the Borrower.

TRADE CLAIMS Income Series may invest a portion of its assets in trade claims. Trade claims are purchased from creditors of companies in financial difficulty. For buyers, such as the Fund, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, may generate capital appreciation if the value of the claim increases as the debtor's financial position improves. If the debtor is able to pay the full obligation on the face of the claim as a result of a restructuring or an improvement in the debtor's financial condition, trade claims offer the potential for higher income due to the difference in the face value of the claim as compared to the discounted purchase price.

An investment in trade claims is speculative and carries a high degree of risk. There can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Trade claims are not regulated by federal securities laws or the Securities and Exchange Commission. Currently, trade claims are regulated primarily by bankruptcy laws. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than most other creditors in a bankruptcy proceeding. In light of the nature and risk of trade claims, the Fund's investment in these instruments will not exceed 5% of its net assets at the time of acquisition.

FOREIGN SECURITIES U.S. Government Securities Series may not buy securities of foreign issuers. Income Series may invest up to 25% of its assets in foreign securities, and Growth Series, DynaTech Series and Utilities Series may invest without restriction in foreign securities if the investments are consistent with their goals and comply with their concentration and diversification policies. The Funds will ordinarily buy foreign securities that are traded in the U.S. or buy American Depositary Receipts, which are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank. The Funds may also buy the securities of foreign issuers directly in foreign markets. DynaTech Series and Utilities Series presently have no intention of investing more than 10% of their net assets in foreign securities not publicly traded in the U.S. Growth Series presently has no intention of investing more than 25% of its net assets in foreign securities not publicly traded in the U.S. Investments in foreign securities where delivery takes place outside the U.S. will be made in compliance with any applicable U.S. and foreign currency restrictions and tax and other laws limiting the amount and types of foreign investments. Changes of governmental administrations or economic or monetary policies in the U.S. or abroad, changed circumstances in dealings between nations, or changes in currency convertibility or exchange rates could result in investment losses for a Fund.

Investments may be in securities of foreign issuers, whether located in developed or undeveloped countries, but investments will not be made in any securities issued without stock certificates or comparable stock documents.

Securities that are acquired by a Fund outside the U.S. and that are publicly traded in the U.S. or on a foreign securities exchange or in a foreign securities market are not considered by the Fund to be illiquid assets so long as the Fund acquires and holds the securities with the intention of reselling them in the foreign trading market, the Fund reasonably believes it can readily dispose of the securities for cash in the U.S. or a foreign market, and current market quotations are readily available.

DEPOSITARY RECEIPTS American Depositary Receipts (ADRs) are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts
(EDRs) and Global Depositary Receipts (GDRs) are typically issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs, and there may not be a correlation between such information and the market value of the depositary receipts.

Depositary receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund will consider its investments in depositary receipts to be investments in the underlying securities.

CONVERTIBLE SECURITIES Each Fund, except U.S. Government Securities Series, may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While the Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

ENHANCED CONVERTIBLE SECURITIES The Funds, other than the U.S. Government Securities Series, may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks (PERCS), which provide an investor, such as a Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer's common stock if the issuer's common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer's common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

The Funds (except U.S. Government Securities Series) may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS, they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity, and upon maturity they will necessarily convert into either cash or a specified number of shares of common stock.

Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein which may be also similar to those described in which a Fund may invest, consistent with its objectives and policies.

An investment in an enhanced convertible security or any other security may involve additional risks to the Fund. The Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. The Funds, however, intend to acquire liquid securities, though there can be no assurances that this will be achieved.

STRIPPED SECURITIES U.S. Government Securities Series may buy stripped securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Stripped securities are the separate income and principal components of a debt security. U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) are considered U.S. Treasury securities for purposes of the Fund's investment policies. Once the securities have been stripped they are referred to as zero coupon securities. Their risks are similar to those of other U.S. government securities, although they may be more volatile and the value of certain types of stripped securities may move in the same direction as interest rates. Stripped securities do not make periodic payments of interest prior to maturity and the stripping of the interest coupons causes them to be offered at a discount from their face amount. This results in the security being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities.

WHEN-ISSUED, DELAYED DELIVERY AND TO-BE-ANNOUNCED (TBA) TRANSACTIONS Income Series may buy debt obligations and U.S. Government Securities Series may buy and sell Ginnie Mae certificates on a "when-issued," "delayed delivery" or "TBA" basis. These transactions are arrangements under which the Fund may buy securities with payment and delivery scheduled for a future time, generally within 30 to 60 days. These transactions are subject to market fluctuation and are subject to the risk that the value or yields at delivery may be more or less than the purchase price or yields available when the transaction was entered into. Although the Funds will generally purchase these securities on a when-issued or TBA basis with the intention of acquiring such securities, they may sell such securities before the settlement date if it is deemed advisable. When a Fund is the buyer in such a transaction, it will maintain, in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent a Fund engages in when-issued, delayed delivery or TBA transactions, it will do so only for the purpose of acquiring portfolio securities consistent with the Fund's investment objectives and policies, and not for the purpose of investment leverage. In when-issued, delayed delivery and TBA transactions, the Fund relies on the seller to complete the transaction. The other party's failure to do so may cause the Fund to miss a price or yield considered advantageous. Securities purchased on a when-issued, delayed delivery or TBA basis do not generally earn interest until their scheduled delivery date. Neither Fund is subject to any percentage limit on the amount of its assets which may be invested in when-issued, delayed delivery or TBA purchase obligations.

ILLIQUID SECURITIES Each Fund, other than U.S. Government Securities Series, may invest in illiquid securities provided that illiquid securities may not constitute, at the time of purchase, more than 10% of the value of the total net assets of the Fund in which they are held. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

Subject to this limitation, Custodian Funds' board of directors has authorized each Fund, except U.S. Government Securities Series, to invest in securities that cannot be offered to the public for sale without first being registered under the Securities Act of 1933 (restricted securities) where such investment is consistent with each Fund's investment objective and has authorized such securities to be considered liquid to the extent the investment manager determines on a daily basis that there is a liquid institutional or other market for such securities - for example, restricted securities which may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. Notwithstanding the managers' determinations in this regard, the board of directors will remain responsible for such determinations and will consider appropriate action, consistent with the Fund's goals and policies, if the security should become illiquid after purchase. In determining whether a restricted security is properly considered a liquid security, the investment manager and the board of directors will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the security; and
(iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent a Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in purchasing these securities or the market for these securities contracts.

REPURCHASE AGREEMENTS Each Fund generally will have a portion of its assets in cash or cash equivalents for a variety of reasons, including waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its assets, each Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Funds' ability to sell the underlying securities. The Funds will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

LOANS OF PORTFOLIO SECURITIES To generate additional income, each Fund, except U.S. Government Securities Series, may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 10% of the value of the Fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain with the Funds' custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 102% of the current market value of the loaned securities. The Funds retain all or a portion of the interest received on investment of the cash collateral or receive a fee from the borrower. The Funds also continue to receive any distributions paid on the loaned securities. The Funds may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the manager intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the manager has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the manager otherwise believes it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The Funds will loan their securities only to parties who meet creditworthiness standards approved by the Funds' board of directors, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

OPTIONS Each Fund, except U.S. Government Securities Series, may write covered call options that trade on national securities exchanges. A call option gives the purchaser of the option the right to buy the security from the writer of the option at a set price during the term of the option. A call option is "covered" if the option writer owns the underlying security which is subject to the call or a call on the same security where the exercise price of the call held is equal to or less than the exercise price of the call written.

A Fund receives a premium when it writes a call option.
A decline in the price of the security during the option period would offset the amount of the premium. If a call option a Fund has written is exercised, the Fund incurs a profit or loss from the sale of the underlying security. The writer of a call option may have no control over when the underlying securities must be sold since, with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. The risks associated with covered call writing are that in the event of a price increase on the underlying security, which would likely trigger the exercise of the call option, the Fund will not participate in the increase in price beyond the exercise price of the option.

A Fund generally may terminate its obligation under an option by entering into a closing purchase transaction. This is accomplished by buying an option identical to the option previously written. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. There is no guarantee that a closing purchase will be available to be effected at the time desired by the Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

When a Fund has written an option, the Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium and will realize a loss if the price is more than the premium. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund until the time of repurchase. Thereafter, the Fund bears the risk of the security's rise or fall in market value unless it sells the security.

The managers of the Funds do not currently intend to write options which would cause the market value of any Fund's open options to exceed 5% of the Fund's total net assets. There is no specific limitation on a Fund's ability to write covered call options. However, as a practical matter, the Fund's option writing activities may be limited by federal regulations. As of the fiscal year ended September 30, 2000, there were no open options transactions in any Fund.

Transactions in options are generally considered "derivative securities."

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of a Fund's assets in a temporary defensive manner or hold a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which the Fund normally invests, or the economies of the countries where the Fund invests.

Temporary defensive investments generally may include U.S. government securities, bankers' acceptances and high-grade commercial paper issued by domestic corporations, commercial bank deposits, or other cash equivalents, provided such investments are otherwise permissible investments for the Fund.To the extent allowed by exemptions granted under the Investment Company Act of 1940, as amended, and the Fund's other investment policies and restrictions, the manager also may invest the Fund's assets in shares of one or more money market funds managed by the manager or its affiliates. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

INVESTMENT RESTRICTIONS Custodian Funds has adopted the following restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of Custodian Funds' outstanding shares or (ii) 67% or more of Custodian Funds' shares present at a shareholder meeting if more than 50% of Custodian Funds' outstanding shares are represented at the meeting in person or by proxy, whichever is less.

Custodian Funds may not:

1. Borrow money or mortgage or pledge any of the assets of the Fund, except that borrowings for temporary or emergency purposes may be made in an amount up to 5% of total asset value.

2. Buy any securities on "margin" or sell any securities "short."

3. Lend any funds or other assets, except by the purchase of publicly distributed bonds, debentures, notes, to-be-announced securities or other debt securities and except that securities of any Fund, other than the U.S. Government Securities Series, may be loaned to broker-dealers or other institutional investors as discussed under "Loans of portfolio securities." For additional information relating to this policy see discussions under "Loan participations" and "Illiquid securities."

4. Act as underwriter of securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

5. Invest more than 5% of the value of the gross assets of a Fund in the securities of any one issuer, but this limitation does not apply to investments in securities issued or guaranteed by the U.S. government or its instrumentalities. (Growth, DynaTech, Income and Utilities Series also have policies that concentration of investments in a single industry may not exceed 25% of their assets, except that Utilities Series will concentrate its investments in the utilities industry.)

6. Purchase the securities of any issuer which would result in any Fund owning more than 10% of the outstanding voting securities of an issuer.

7. Purchase from or sell to its officers and directors, or any firm of which any officer or director is a member, as principal, any securities, but may deal with such persons or firms as brokers and pay a customary brokerage commission; retain securities of any issuer if, to the knowledge of the Fund, one or more of its officers, directors or investment advisor own beneficially more than one-half of 1% of the securities of such issuer and all such officers and directors together own beneficially more than 5% of such securities.

8. Purchase any securities issued by a corporation which has not been in continuous operation for three years, but such period may include the operation of a predecessor.

9. Acquire, lease or hold real estate except such as may be necessary or advisable for the maintenance of its offices.

10. Invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas or other mineral exploration or development programs. The Fund may, however, write covered call options listed for trading on a national securities exchange and purchase call options to the extent necessary to cancel call options previously written. At the present, there are no options listed for trading on a national securities exchange covering the types of securities which are appropriate for investment by the U.S. Government Securities Series and, therefore, there are no option transactions available for that Fund.

11. Invest in companies for the purpose of exercising control or management.

12. Purchase securities of other investment companies; except to the extent each Fund invests its uninvested daily cash balances in shares of the Franklin Money Fund and other money market funds in the Franklin Templeton Group of Funds provided (i) its purchases and redemptions of such money market Fund shares may not be subject to any purchase or redemption fees,
(ii) its investments may not be subject to duplication of management fees, nor to any charge related to the expense of distributing each Fund's shares (as determined under Rule 12b-1, as amended, under the federal securities laws) and (iii) provided aggregate investments by a Fund in any such money market Fund do not exceed (A) the greater of (i) 5% of each Fund's total net assets or (ii) $2.5 million, or (B) more than 3% of the outstanding shares of any such money market Fund.

DynaTech, Growth and Utilities Series may also be subject to investment limitations imposed by foreign jurisdictions in which the Funds sell their shares.

If a bankruptcy or other extraordinary event occurs concerning a particular security a Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

RISKS
-------------------------------------------------------------------------------

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the stock and bond markets as a whole.

INTEREST RATE To the extent a Fund invests in debt securities, changes in interest rates in any country where the Fund is invested will affect the value of the Fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund's shares. Of course, interest rates throughout the world have increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

HIGH YIELD SECURITIES Income Series may invest up to 100% of its net assets in non-investment grade securities. Because the Fund may invest in securities below investment grade, an investment in the Fund is subject to a higher degree of risk than an investment in a Fund that invests primarily in higher-quality securities. You should consider the increased risk of loss to principal that is present with an investment in higher risk securities, such as those in which the Fund invests. Accordingly, an investment in the Fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals.

Utilities Series may also invest a portion of its assets in non-investment grade securities.

The market value of high yield, lower-quality fixed-income securities, commonly known as junk bonds, tends to reflect individual developments affecting the issuer to a greater degree than the market value of higher-quality securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality securities also tend to be more sensitive to economic conditions than higher-quality securities.

Issuers of high yield, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with buying the securities of these issuers is generally greater than the risk associated with higher-quality securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower-quality securities may experience financial stress and may not have sufficient cash flow to make interest payments. The issuer's ability to make timely interest and principal payments may also be adversely affected by specific developments affecting the issuer, including the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing.

The risk of loss due to default may also be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other creditors of the issuer. If the issuer of a security in the Fund's portfolio defaults, the Fund may have unrealized losses on the security, which may lower the Fund's net asset value. Defaulted securities tend to lose much of their value before they default. Thus, the Fund's net asset value may be adversely affected before an issuer defaults. In addition, the Fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.

High yield, fixed-income securities frequently have call or buy-back features that allow an issuer to redeem the securities from the Fund. Although these securities are typically not callable for a period of time, usually for three to five years from the date of issue, if an issuer calls its securities during periods of declining interest rates, the manager may find it necessary to replace the securities with lower-yielding securities, which could result in less net investment income for the Fund. The premature disposition of a high yield security due to a call or buy-back feature, the deterioration of an issuer's creditworthiness, or a default by an issuer may make it more difficult for the Fund to manage the timing of its income. Under the Internal Revenue Code and U.S. Treasury regulations, the Fund may have to accrue income on defaulted securities and distribute the income to shareholders for tax purposes, even though the Fund is not currently receiving interest or principal payments on the defaulted securities. To generate cash to satisfy these distribution requirements, the Fund may have to sell portfolio securities that it otherwise may have continued to hold or use cash flows from other sources, such as the sale of Fund shares.

Lower-quality, fixed-income securities may not be as liquid as higher-quality securities. Reduced liquidity in the secondary market may have an adverse impact on market price of a security and on the Fund's ability to sell a security in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, or if necessary to meet the Fund's liquidity needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio.

The Fund may buy high yield, fixed-income securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if the Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, which entails special responsibilities and liabilities. The Fund may also incur special costs in disposing of restricted securities, although the Fund will generally not incur any costs when the issuer is responsible for registering the securities.

The Fund may buy high yield, fixed-income securities during an initial underwriting. These securities involve special risks because they are new issues. The manager will carefully review their credit and other characteristics. The Fund has no arrangement with its underwriter or any other person concerning the acquisition of these securities.

The high yield securities market is relatively new and much of its growth before 1990 paralleled a long economic expansion. The recession that began in 1990 disrupted the market for high yield securities and adversely affected the value of outstanding securities, as well as the ability of issuers of high yield securities to make timely principal and interest payments. Although the economy has improved and high yield securities have performed more consistently since that time, the adverse effects previously experienced may recur. For example, the highly publicized defaults on some high yield securities during 1989 and 1990 and concerns about a sluggish economy that continued into 1993 depressed the prices of many of these securities. While market prices may be temporarily depressed due to these factors, the ultimate price of any security generally reflects the true operating results of the issuer. Factors adversely impacting the market value of high yield securities may lower the Fund's net asset value. The Fund relies on the manager's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the manager takes into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

The credit risk factors above also apply to lower-quality zero coupon, deferred interest and pay-in-kind securities. These securities have an additional risk, however, because unlike securities that pay interest throughout the time until maturity, the Fund will not receive any cash until the cash payment date. If the issuer defaults, the Fund may not obtain any return on its investment.

Zero coupon or deferred interest securities are debt obligations that make no periodic interest payments before maturity or a specified date when the securities begin paying current interest (the cash payment date), and therefore are generally issued and traded at a discount from their face amount or par value. The discount varies depending on the time remaining until maturity or the cash payment date, as well as prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date approaches.

The value of zero coupon securities is generally more volatile than the value of other fixed-income securities that pay interest periodically. Zero coupon securities are also likely to respond to changes in interest rates to a greater degree than other fixed-income securities having similar maturities and credit quality. The Fund is not limited in the amount of its assets that may be invested in these types of securities.

Certain of the high yielding, fixed-income securities in which the Funds may invest may be purchased at a discount. When held to maturity or retired, these securities may include an element of capital gain. Capital losses may be realized when securities purchased at a premium, that is, in excess of their stated or par value, are held to maturity or are called or redeemed at a price lower than their purchase price. Capital gains or losses also may be realized upon the sale of securities.

FOREIGN SECURITIES The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the Fund. These risks can be significantly greater for investments in emerging markets. Many of the risks described below also apply to investments in depositary receipts.

The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S.
or other major economies. As a result, they may not have uniform accounting, auditing and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Some of the countries in which the Funds invest are considered developing or emerging markets. Investments in these markets are subject to all of the risks of foreign investing generally, and have additional and heightened risks due to a lack of legal, business and social frameworks to support securities markets.

Emerging markets involve additional significant risks, including:

o political and social uncertainty (for example, regional conflicts and risk of war)

o   currency exchange rate volatility

o   pervasiveness of corruption and crime

o   delays in settling portfolio transactions

o   risk of loss arising out of the system of share registration and custody

o   comparatively smaller and less liquid than developed markets

o   dependency upon foreign economic assistance and international trade

o less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.

All of these factors make developing market equity and fixed-income securities' prices generally more volatile than securities issued in developed countries.

CURRENCY Some of the Funds' investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.

EURO On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which will be implemented in stages through July 1, 2002, to replace the national currency for participating member countries. The participating countries are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets.

Franklin Resources, Inc. has created an interdepartmental team to handle all euro-related changes to enable the Franklin Templeton funds to process transactions accurately and completely with minimal disruption to business activities. While the implementation of the euro could have a negative effect on a Fund, the Fund's manager and its affiliated service providers are taking steps they believe are reasonably designed to address the euro issue.

REPURCHASE AGREEMENT The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund, and therefore the realization by the Fund on the collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the manager acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to the Fund, these risks can be controlled through careful monitoring procedures.

UTILITIES Historically, electric utility companies were required by state regulators to build and maintain generation plants, transmission and distribution lines, and other equipment. State regulators set the rates that the companies could charge customers to pay for these costs, spread over as much as 30 years. As the various states move away from the traditional regulatory model toward greater competitiveness among electric utilities, customers will be able to choose different electricity suppliers and will no longer pay for the equipment and facilities that were mandated by regulators, thus creating "stranded costs" for their former electricity suppliers. If states fail to enact legislation that permits electricity suppliers to recover their stranded costs, the financial position of these suppliers could be adversely affected, which could cause the value of the Fund's holdings in such companies and its net asset value to fall.


OFFICERS AND DIRECTORS
-------------------------------------------------------------------------------

Custodian Funds have a board of directors. The board is responsible for the overall management of the Funds, including general supervision and review of each Fund's investment activities. The board, in turn, elects the officers of the Custodian Funds who are responsible for administering each Fund's day-to-day operations. The board also monitors each Fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The name, age and address of the officers and board members, as well as their affiliations, positions held with Custodian Funds, and principal occupations during the past five years are shown below.

Harris J. Ashton (68)
191 Clapboard Ridge Road, Greenwich, CT 06830
DIRECTOR

Director, RBC Holdings, Inc. (bank holding company) and Bar-S Foods (meat packing company); director or trustee, as the case may be, of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

S. Joseph Fortunato (68)
Park Avenue at Morris County, P.O. Box 1945
Morristown, NJ 07962-1945
DIRECTOR

Member of the law firm of Pitney, Hardin, Kipp & Szuch; and director or trustee, as the case may be, of 50 of the investment companies in Franklin Templeton Investments.

Edith E. Holiday (48)
3239 38th Street, N.W., Washington, DC 20016
DIRECTOR

Director, Amerada Hess Corporation (exploration and refining of oil and gas) (1993-present), Hercules Incorporated (chemicals, fibers and resins) (1993-present), Beverly Enterprises, Inc. (health care) (1995-present), H.J. Heinz Company (processed foods and allied products) (1994-present) and RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-present); director or trustee, as the case may be, of 27 of the investment companies in Franklin Templeton Investments; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993), General Counsel to the United States Treasury Department (1989-1990), and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

*Charles B. Johnson (68)
777 Mariners Island Blvd., San Mateo, CA 94404
PRESIDENT AND DIRECTOR

Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, LLC and Franklin Templeton Services, LLC; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.

*Rupert H. Johnson, Jr. (60)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND DIRECTOR

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc., Franklin Investment Advisory Services, Inc. and Franklin/Templeton Investor Services, LLC; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in Franklin Templeton Investments.

Gordon S. Macklin (72)
8212 Burning Tree Road, Bethesda, MD 20817
DIRECTOR

Director, Martek Biosciences Corporation, WorldCom, Inc. (communications services), MedImmune, Inc. (biotechnology), Overstock.com (internet services), White Mountains Insurance Group, Ltd. (holding company) and Spacehab, Inc. (aerospace services); director or trustee, as the case may be, of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992), and President, National Association of Securities Dealers, Inc. (until 1987).

Harmon E. Burns (55)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc., Franklin/Templeton Investor Services, LLC and Franklin Templeton Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in Franklin Templeton Investments.

Martin L. Flanagan (40)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND CHIEF FINANCIAL OFFICER

President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Executive Vice President and Director, Franklin/Templeton Investor Services, LLC; President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, LLC; Executive Vice President, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman and Director, Franklin Templeton Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 52 of the investment companies in Franklin Templeton Investments.

David P. Goss (53)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Associate General Counsel, Franklin Templeton Investments; President, Chief Executive Officer and Director, Franklin Select Realty Trust, Property Resources, Inc., Property Resources Equity Trust, Franklin Real Estate Management, Inc. and Franklin Properties, Inc.; officer and director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Franklin Real Estate Income Fund and Franklin Advantage Real Estate Income Fund (until 1996).

Barbara J. Green (53)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells (until 1986), and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).

Kimberley Monasterio (37)
777 Mariners Island Blvd., San Mateo, CA 94404
TREASURER AND PRINCIPAL ACCOUNTING OFFICER

Senior Vice President, Franklin Templeton Services, Inc.; and officer of 34 of the investment companies in Franklin Templeton Investments.

Murray L. Simpson (63)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND SECRETARY

Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until January 2000) and Director, Templeton Asset Management Ltd. (until 1999).

*This board member is considered an "interested person" under federal securities laws.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Custodian Funds pay noninterested board members $1,550 per month plus $1,500 per meeting attended. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to noninterested board members by Custodian Funds are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by Custodian Funds and by Franklin Templeton Investments.


                                                     NUMBER OF BOARDS
                                      TOTAL FEES       IN FRANKLIN
                  TOTAL FEES         RECEIVED FROM      TEMPLETON
                   RECEIVED           FRANKLIN        INVESTMENTS ON
                   FROM THE           TEMPLETON        WHICH EACH
NAME              FUNDS/1 ($)        INVESTMENTS/2 ($)     SERVES/3
-----------------------------------------------------------------------
Harris J. Ashton    27,946              363,165             48
S. Joseph Fortunato 26,033              363,238             50
Edith Holiday       35,100              237,265             27
Gordon S. Macklin   27,946              363,165             48

1. For the fiscal year ended September 30, 2000.
2. For the calendar year ended December 31, 2000.
3. We base the number of boards on the number of registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or funds within each investment company for which the board members are responsible. Franklin Templeton Investments currently includes 53 registered investment companies, with approximately 158 U.S. based funds or series.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Funds or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.


MANAGEMENT AND OTHER SERVICES
-------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED Franklin Advisers, Inc. is the manager of the Funds, except for Growth Series. Growth Series' manager is Franklin Investment Advisory Services, Inc. Each manager is a wholly owned subsidiary of Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The managers provide investment research and portfolio management services, and selects the securities for the Funds to buy, hold or sell. The managers also select the brokers who execute the Funds' portfolio transactions. The managers provide periodic reports to the board, which reviews and supervises the managers' investment activities. To protect the Funds, the managers and their officers, directors and employees are covered by fidelity insurance.

The managers and their affiliates manage numerous other investment companies and accounts. Each manager may give advice and take action with respect to any of the other Funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the Funds. Similarly, with respect to the Funds, the managers are not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the managers and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The managers are not obligated to refrain from investing in securities held by the Funds or other Funds it manages.

Each Fund, its manager and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Fund or that are currently held by the Fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, its manager and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the U.S. Securities and Exchange Commission
(SEC).

MANAGEMENT FEES  Each Fund pays the manager a fee equal to a monthly rate of:

o   5/96 of 1% of the value of net assets up to and including $100 million;

o 1/24 of 1% of the value of net assets over $100 million and not over $250 million;

o 9/240 of 1% of the value of net assets over $250 million and not over $10 billion;

o 11/300 of 1% of the value of net assets over $10 billion and not over $12.50 billion;

o 7/200 of 1% of the value of net assets over $12.5 billion and not over $15 billion;

o 1/30 of 1% of the value of net assets over $15 billion and not over $17.5 billion;

o 19/600 of 1% of the value of net assets over $17.5 billion and not over $20 billion; and

o   3/100 of 1% of the value of net assets in excess of $20 billion.

The fee is computed at the close of business on the last business day of each month according to the terms of the management agreement. Each class of the Funds' shares pays its proportionate share of the fee.

For the last three fiscal years ended September 30, the Funds paid the following management fees:

                                        MANAGEMENT FEES PAID ($)
                            ---------------------------------------------
                                        2000        1999        1998
-------------------------------------------------------------------------
DynaTech Series                       4,130,733   2,208,918   1,166,790
Growth Series                        11,971,966  11,122,057   8,291,109
Income Series                        32,030,795  38,308,264  40,167,205
Utilities Series                      6,810,095   8,923,770   9,617,382
U.S. Government
 Securities Series                   34,246,735  39,973,823  42,190,481

ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, LLC (FT Services) has an agreement with each manager to provide certain administrative services and facilities for the Funds. FT Services is wholly owned by Resources and is an affiliate of the Funds' manager and principal underwriter.

The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

ADMINISTRATION FEES The managers pay FT Services a monthly fee equal to an annual rate of:

o  0.15% of each Fund's average daily net assets up to $200 million;
o  0.135% of average daily net assets over $200 million up to $700 million;
o  0.10% of average daily net assets over $700 million up to $1.2 billion;
   and
o  0.075% of average daily net assets over $1.2 billion.

During the last three fiscal years ended September 30, the managers paid FT Services the following administration fees:

                                         ADMINISTRATION FEES PAID ($)
                                 ---------------------------------------
                                   2000           1999          1998
-------------------------------------------------------------------------
DynaTech Series                    1,120,770         599,684     309,337
Growth Series                      2,526,877               0   1,913,636
Income Series                      5,899,079       6,944,274   7,226,547
Utilities Series                   1,670,209       2,040,426   2,127,219
U.S. Government Securities
Series                             6,265,953       7,216,607   7,561,475


SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin/Templeton Investor Services, LLC (Investor Services) is the Funds' shareholder servicing agent and acts as the Funds' transfer agent and dividend-paying agent. Investor Services is located at 777 Mariners Island Blvd., San Mateo, CA 94404. Please send all correspondence to Investor Services to P.O. Box 997151, Sacramento, CA 95899-9983.

For its services, Investor Services receives a fixed fee per account. The Funds also will reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Funds. The amount of reimbursements for these services per benefit plan participant Fund account per year will not exceed the per account fee payable by the Funds to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of the Funds' securities and other assets.

AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is Custodian Fund's independent auditor. The auditor gives an opinion on the financial statements included in Custodian Fund's Annual Report to Shareholders and reviews the Funds' registration statement filed with the SEC.

PORTFOLIO TRANSACTIONS
-------------------------------------------------------------------------------

The manager selects brokers and dealers to execute the Funds' portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The manager will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The manager may pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to the manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the Funds. They must, however, be of value to the manager in carrying out its overall responsibilities to its clients.

Since most purchases by the U.S. Government Securities Series are principal transactions at net prices, the U.S. Government Securities Series incurs little or no brokerage costs. The Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Funds' officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in Franklin Templeton Investments, also may be considered a factor in the selection of broker-dealers to execute the Funds' portfolio transactions.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the Funds tender portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of a Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the Funds and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Funds.

During the last three fiscal years ended September 30, the Funds paid the following brokerage commissions:

                                  BROKERAGE COMMISSIONS($)
                              ----------------------------------
                                   2000       1999      1998
----------------------------------------------------------------
DynaTech Series                     72,754     50,968    27,869
Growth Series                      653,102    249,624   187,647
Income Series                    1,654,106    654,842   549,013
Utilities Series                 1,003,231  1,830,146   811,152
U.S. Government                          0          0         0
 Securities Series

For the fiscal year ended September 30, 2000, the Funds did not pay brokerage commissions to brokers who provided research services.

As of September 30, 2000, the Funds did not own securities of their regular broker-dealers.

Because the Funds may, from time to time, invest in broker-dealers, it is possible that the Funds will own more than 5% of the voting securities of one or more broker-dealers through whom the Funds place portfolio brokerage transactions. In such circumstances, the broker-dealer would be considered an affiliated person of the Funds. To the extent the Funds place brokerage transactions through such a broker-dealer at a time when the broker-dealer is considered to be an affiliate of the Funds, the Funds will be required to adhere to certain rules relating to the payment of commissions to an affiliated broker-dealer. These rules require the Funds to adhere to procedures adopted by the board relating to ensuring that the commissions paid to such broker-dealers do not exceed what would otherwise be the usual and customary brokerage commissions for similar transactions.

DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------

Each Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) fees applicable to each class.

DISTRIBUTIONS OF NET INVESTMENT INCOME Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends a Fund pays are taxable to you as ordinary income.

DISTRIBUTIONS OF CAPITAL GAINS A Fund may realize capital gains and losses on the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund. Any net capital gains realized by a Fund generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

DISTRIBUTIONS OF FIVE YEAR GAINS   Beginning in the year 2001 for
shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), capital gain distributions from a Fund's sale of securities held for more than five years are subject to a maximum rate of tax of 8% (or 18% for shareholders in the 28% or higher bracket).

EFFECT OF FOREIGN WITHHOLDING TAXES AND FOREIGN DEBT INVESTMENTS AND HEDGING ON DISTRIBUTIONS (FOR DYNATECH, GROWTH, UTILITIES AND INCOME SERIES ONLY) A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to you. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain. As the U.S. GOVERNMENT SECURITIES SERIES is restricted from investing in securities of foreign issuers, it will not be subject to these tax consequences.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS Each Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:
o  98% of its taxable ordinary income earned during the calendar year;
o 98% of its capital gain net income earned during the twelve month period ending October 31; and
o  100% of any undistributed amounts from the prior year.
Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Franklin Templeton fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

REDEMPTIONS AND FIVE YEAR GAINS Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), gain from the redemption of Fund shares held for more than five years may be subject to a maximum rate of tax of 8% (or 18% for shareholders in the 28% or higher bracket). If you are in the 28% or higher tax bracket, you may elect to mark your Fund shares to market on January 2, 2001. If you make this election, any Fund shares that you acquired before this date will be eligible for the 18% maximum rate of tax, beginning in 2006. However, in making the election, you are required to pay a tax on any appreciation in the value of your Fund shares on January 2, 2001, and to restart your holding period in the shares on this date.

REDEMPTIONS AT A LOSS WITHIN SIX MONTHS OF PURCHASE Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

WASH SALES All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

DEFERRAL OF BASIS If you redeem some or all of your shares in a Fund, and then reinvest the redemption proceeds in the Fund or in another Franklin Templeton fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gain or loss on your redemption, all or a portion of the sales charge that you paid for your original shares in the Fund is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

U.S. GOVERNMENT SECURITIES The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS

o GROWTH, DYNATECH, UTILITIES AND INCOME SERIES: For corporate shareholders, it is anticipated that a portion of the dividends paid by your Fund will qualify for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay. The dividends-received deduction is available only with respect to dividends designated by the Fund as qualifying for this treatment. Qualifying dividends generally are limited to dividends of domestic corporations. All dividends (including the deducted portion) are included in your calculation of alternative minimum taxable income.

o U.S. GOVERNMENT SECURITIES SERIES: It is anticipated that none or only a small percentage of this Fund's income dividends will qualify for the corporate dividends-received deduction. This is because only dividends received by the Fund from its investment in certain corporations qualify for the deduction.

INVESTMENT IN COMPLEX SECURITIES Each Fund may invest in complex securities that could affect whether gains and losses it recognizes are treated as ordinary income or capital gains, or could affect the amount and timing of income distributed to you. For example, if a Fund is allowed to invest in option contracts, it could be required to mark-to-market these contracts at its fiscal year end. Under these rules, gains or losses on these contracts would be treated as 60% long-term and 40% short-term capital gains or losses. The U.S. GOVERNMENT SECURITIES SERIES is not currently allowed to invest in options, but may invest in other securities with tax characteristics that could also affect the amount and timing of income distributed to you.

The INCOME SERIES may also invest in securities issued or purchased at a discount, such as zero coupon, step-up or payment-in-kind (PIK) bonds, that may require it to accrue and distribute income not yet received. The U.S. GOVERNMENT SECURITIES SERIES may invest in stripped securities that are treated for tax purposes as zero coupon bonds. In order to generate sufficient cash to make its distributions, these Funds may be required to sell securities in their portfolios that they otherwise might have continued to hold. These rules could affect the amount, timing and tax character of income distributed to you by these Funds.

PFIC SECURITIES Each Fund (except the U.S. GOVERNMENT SECURITIES SERIES) may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies ("PFICs"). Each Fund intends to mark-to-market these securities, and recognize any gains at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that each Fund is required to distribute, even though it has not sold the securities.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
-------------------------------------------------------------------------------

Each Fund is a diversified series of Custodian Funds, an open-end management investment company, commonly called a mutual fund. Custodian Funds was organized as a Delaware corporation in 1947, reincorporated as a Maryland corporation in 1979, and is registered with the SEC.

The Funds currently offer four classes of shares, Class A, Class B, Class C and Advisor Class, except DynaTech Series which offers three classes of shares, Class A, Class B and Class C. DynaTech Series began offering Class B shares on February 1, 2000. The Funds may offer additional classes of shares in the future. The full title of each class is:

o   DynaTech Series - Class A
o   DynaTech Series - Class B
o   DynaTech Series - Class C
o   Growth Series - Class A
o   Growth Series - Class B
o   Growth Series - Class C
o   Growth Series - Advisor Class
o   Income Series - Class A
o   Income Series - Class B
o   Income Series - Class C
o   Income Series - Advisor Class
o   Utilities Series - Class A
o   Utilities Series - Class B
o   Utilities Series - Class C
o   Utilities Series - Advisor Class
o   U.S. Government Securities Series - Class A
o   U.S. Government Securities Series - Class B
o   U.S. Government Securities Series - Class C
o   U.S. Government Securities Series - Advisor Class

Shares of each class represent proportionate interests in each Fund's assets. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series may be offered in the future.

Custodian Funds has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

Custodian Funds does not intend to hold annual shareholder meetings. Custodian Funds or a series of the Custodian Funds may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.

As of January 2, 2001, the principal shareholders of the fund, beneficial or of record, were:

                                             PERCENTAGE
NAME AND ADDRESS             SHARE CLASS        (%)
-------------------------------------------------------

GROWTH FUND
Franklin Templeton Bank &      Advisor       11.65
Trust Services FBO              Class
Vivian J. Palmieri
P.O. Box 5086
San Mateo, CA 94402-0086

Franklin Templeton Bank &      Advisor       19.43
Trust Services FBO              Class
Rupert Johnson IRA
P.O. Box 5086
San Mateo, CA 94402-0086

Franklin Templeton Bank &      Advisor       5.25
Trust Services FBO              Class
Martin Wiskemann
P.O. Box 5086
San Mateo, CA 94402-0086

Franklin Templeton Bank &      Advisor       22.06
Trust TTEE for ValuSelect       Class
Franklin Templeton 401K
P.O. Box 2438
Rancho Cordova, CA
95741-2438

Franklin Templeton Bank &      Advisor       17.03
Trust TTEE for ValuSelect       Class
Franklin Resources PSP
P.O. Box 2438
Rancho Cordova, CA
95741-2438

INCOME FUND

CNB Co                         Advisor       5.68
PO Box 1009                     Class
Henderson, TX 75653-1009

Franklin Templeton Bank &      Advisor       20.46
Trust TTEE for ValuSelect       Class
Franklin Templeton 401K
P.O. Box 2438
Rancho Cordova, CA
95741-2438

Franklin Templeton Bank &      Advisor       31.72
Trust TTEE for ValuSelect       Class
Franklin Resources PSP
P.O. Box 2438
Rancho Cordova, CA
95741-2438

UTILITIES FUND

MLPF & S for the Sole          Class C       9.53
Benefit of its Customers
4800 Deer Lake Dr. E. 2nd
Fl.
Jacksonville, FL 32246

FIRST MAR & CO 2               Advisor       7.66
101 W. Washington Street        Class
P.O. Box 580
Marquette, MI 49855

The Washington Trust Company   Advisor       8.66
23 Broad Street                 Class
Westerly, RI 02891

Franklin Templeton Bank &      Advisor       37.96
Trust TTEE for ValuSelect/1      Class
Franklin Resources PSP
P.O. Box 2438
Rancho Cordova, CA
95741-2438

U.S. GOVERNMENT SECURITIES
FUND

MLPF & S for the Sole          Class A       6.95
Benefit of its Customers
4800 Deer Lake Dr. E. 2nd
Fl.
Jacksonville, FL 32246

Franklin Templeton Fund        Advisor       14.03
Allocator                       Class
Conservative Target Fund
Kimberley Monasterio
1810 Gateway 3rd Floor
San Mateo, CA 94404-2470

Franklin Templeton Fund        Advisor       32.97
Allocator                       Class
Moderate Target Fund
Kimberley Monasterio
1810 Gateway 3rd Floor
San Mateo, CA 94404-2470

Franklin Templeton Fund        Advisor       19.13
Allocator                       Class
Growth Target Fund
Kimberley Monasterio
1810 Gateway 3rd Floor
San Mateo, CA 94404-2470

Franklin Templeton Trust       Advisor       12.16
Company TTEE for ValuSelect/1    Class
Franklin Resources PSP
P.O. Box 2438
Rancho Cordova, CA
95741-2438

1. Franklin Templeton Trust Company is a California corporation and is wholly owned by Franklin Resources, Inc.

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and directors of Custodian Funds, serve on the administrative committee of the Franklin Resources, Inc. profit sharing plan, which owns shares of Custodian Funds. In that capacity, they participate in the voting of such shares. Charles B. Johnson and Rupert H. Johnson, Jr. disclaim beneficial ownership of any share of Custodian Funds owned by the profit sharing plan.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Funds, no other person holds beneficially or of record more than 5% of the outstanding shares of any class.

As of January 2, 2001, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class. The board members may own shares in other funds in Franklin Templeton Investments.

BUYING AND SELLING SHARES
-------------------------------------------------------------------------------

The Funds continuously offer their shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Funds may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Funds should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Funds must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

When you buy shares, if you submit a check or a draft that is returned unpaid to a Fund we may impose a $10 charge against your account for each returned item.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

INITIAL SALES CHARGES For DynaTech and Growth Series, the maximum initial sales charge is 5.75% for Class A and 1% for Class C. For Income, Utilities and U.S. Government Securities Series, the maximum initial sales charge is 4.25% for Class A and 1% for Class C. There is no initial sales charge for Class B.

The initial sales charge for Class A shares may be reduced for certain large purchases, as described in the prospectus. We offer several ways for you to combine your purchases in Franklin Templeton funds to take advantage of the lower sales charges for large purchases. Franklin Templeton funds include the U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.

CUMULATIVE QUANTITY DISCOUNT. For purposes of calculating the sales charge on Class A shares, you may combine the amount of your current purchase with the cost or current value, whichever is higher, of your existing shares in Franklin Templeton funds. You also may combine the shares of your spouse, children under the age of 21 or grandchildren under the age of 21. If you are the sole owner of a company, you also may add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in Franklin Templeton funds to determine the sales charge that applies.

LETTER OF INTENT (LOI). You may buy Class A shares at a reduced sales charge by completing the letter of intent section of your account application. A letter of intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. By completing the letter of intent section of the application, you acknowledge and agree to the following:

o You authorize Distributors to reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.

o Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

After you file your LOI with the Fund, you may buy Class A shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Franklin Templeton fund will be effective only after notification to Distributors that the investment qualifies for a discount. Any Class A purchases you made within 90 days before you filed your LOI also may qualify for a retroactive reduction in the sales charge. If you file your LOI with the Fund before a change in the Fund's sales charge, you may complete the LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.

Your holdings in Franklin Templeton funds acquired more than 90 days before you filed your LOI will be counted towards the completion of the LOI, but they will not be entitled to a retroactive reduction in the sales charge. Any redemptions you make during the 13 month period, except in the case of certain retirement plans, will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If the amount of your total purchases, less redemptions, is more than the amount specified in your LOI and is an amount that would qualify for a further sales charge reduction, a retroactive price adjustment will be made by Distributors and the securities dealer through whom purchases were made. The price adjustment will be made on purchases made within 90 days before and on those made after you filed your LOI and will be applied towards the purchase of additional shares at the offering price applicable to a single purchase or the dollar amount of the total purchases.

If the amount of your total purchases, less redemptions, is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased (less redemptions) during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

For LOIs filed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in Franklin Templeton funds under the LOI. These plans are not subject to the requirement to reserve 5% of the total intended purchase or to the policy on upward adjustments in sales charges described above, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the LOI.

GROUP PURCHASES. If you are a member of a qualified group, you may buy Class A shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

o  Was formed at least six months ago,

o  Has a purpose other than buying Fund shares at a discount,

o  Has more than 10 members,

o  Can arrange for meetings between our representatives and group members,

o Agrees to include Franklin Templeton fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Funds, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

A qualified group generally does not include a 403(b) plan that only allows salary deferral contributions, although any such plan that purchased the Funds' Class A shares at a reduced sales charge under the group purchase privilege before February 1, 1998, may continue to do so.

WAIVERS FOR INVESTMENTS FROM CERTAIN PAYMENTS. Class A shares may be purchased without an initial sales charge or contingent deferred sales charge
(CDSC) by investors who reinvest within 365 days:

o Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of a Fund before November 17, 1997, and to Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in a Fund's Class A shares. This waiver category also applies to Class B and C shares.

o Annuity payments received under either an annuity option or from death benefit proceeds, if the annuity contract offers as an investment option the Franklin Templeton Variable Insurance Products Trust. You should contact your tax advisor for information on any tax consequences that may apply.

o Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

   If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

o Redemption proceeds from the sale of Class A shares of any of the Templeton Global Strategy Funds if you are a qualified investor.

   If you paid a CDSC when you redeemed your Class A shares from a Templeton Global Strategy Fund, a new CDSC will apply to your purchase of Fund shares and the CDSC holding period will begin again. We will, however, credit your Fund account with additional shares based on the CDSC you previously paid and the amount of the redemption proceeds that you reinvest.

   If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date they are redeemed from the money fund.

o Distributions from an existing retirement plan invested in Franklin Templeton funds.

WAIVERS FOR CERTAIN INVESTORS. Class A shares also may be purchased without an initial sales charge or CDSC by various individuals and institutions due to anticipated economies in sales efforts and expenses, including:

o Trust companies and bank trust departments investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We may accept orders for these accounts by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

o Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Funds are a legally permissible investment and that can only buy the Fund shares without paying sales charges. Please consult your legal and investment advisors to determine if an investment in the Funds are permissible and suitable for you and the effect, if any, of payments by the Funds on arbitrage rebate calculations.

o Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

o Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

o Registered securities dealers and their affiliates, for their investment accounts only

o Current employees of securities dealers and their affiliates and their family members, as allowed by the internal policies of their employer

o Officers, trustees, directors and full-time employees of Franklin Templeton Investments, and their family members, consistent with our then-current policies

o Any investor who is currently a Class Z shareholder of Franklin Mutual Series Fund Inc. (Mutual Series), or who is a former Mutual Series Class Z shareholder who had an account in any Mutual Series fund on October 31, 1996, or who sold his or her shares of Mutual Series Class Z within the past 365 days

o Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

o  Accounts managed by Franklin Templeton Investments

o Certain unit investment trusts and their holders reinvesting distributions from the trusts

o  Group annuity separate accounts offered to retirement plans

o Chilean retirement plans that meet the requirements described under "Retirement plans" below

In addition, Class C shares may be purchased without an initial sales charge by any investor who buys Class C shares through an omnibus account with Merrill Lynch Pierce Fenner & Smith, Inc. A CDSC may apply, however, if the shares are sold within 18 months of purchase.

RETIREMENT PLANS. Retirement plans sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or
(iii) that agrees to invest at least $500,000 in Franklin Templeton funds over a 13 month period may buy Class A shares without an initial sales charge. Retirement plans that are not qualified retirement plans (employer sponsored pension or profit-sharing plans that qualify under section 401 of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans), SIMPLEs (savings incentive match plans for employees) or SEPs (employer sponsored simplified employee pension plans established under section 408(k) of the Internal Revenue Code) must also meet the group purchase requirements described above to be able to buy Class A shares without an initial sales charge. We may enter into a special arrangement with a securities dealer, based on criteria established by the Funds, to add together certain small qualified retirement plan accounts for the purpose of meeting these requirements.

For retirement plan accounts opened on or after May 1, 1997, a CDSC may apply if the retirement plan is transferred out of Franklin Templeton funds or terminated within 365 days of the retirement plan account's initial purchase in Franklin Templeton funds.

SALES IN TAIWAN. Under agreements with certain banks in Taiwan, Republic of China, the Funds' shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

The Funds' Class A shares may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, Class A shares may be offered with the following schedule of sales charges:

FOR DYNATECH AND GROWTH SERIES:
SIZE OF PURCHASE - U.S. DOLLARS           SALES CHARGE (%)
------------------------------------------------------------
Under $30,000                                   3.0
$30,000 but less than $50,000                   2.5
$50,000 but less than $100,000                  2.0
$100,000 but less than $200,000                 1.5
$200,000 but less than $400,000                 1.0
$400,000 or more                                  0

FOR INCOME, UTILITIES AND U.S. GOVERNMENT SECURITIES
SERIES:
SIZE OF PURCHASE - U.S. DOLLARS           SALES CHARGE (%)
------------------------------------------------------------
Under $30,000                                   3.0
$30,000 but less than $100,000                  2.0
$100,000 but less than $400,000                 1.0
$400,000 or more                                  0

DEALER COMPENSATION Securities dealers may at times receive the entire sales charge. A securities dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the dealer compensation table in the Funds' prospectus.

FOR DYNATECH AND GROWTH SERIES Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 1% on sales of $1 million to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million.

FOR INCOME, UTILITIES AND U.S. GOVERNMENT SECURITIES SERIES Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 0.75% on sales of $1 million to $2 million, plus 0.60% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million.

These breakpoints are reset every 12 months for purposes of additional purchases.

Distributors or one of its affiliates may pay up to 1%, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares by certain retirement plans without an initial sales charge. These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

In addition to the payments above, Distributors and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton Investments. This support is based primarily on the amount of sales of Fund shares and/or total assets with Franklin Templeton Investments. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in Franklin Templeton Investments; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to Franklin Templeton Investments. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

CONTINGENT DEFERRED SALES CHARGE (CDSC) If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 12 months of purchase. For Class C shares, a CDSC may apply if you sell your shares within 18 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy Class A shares without an initial sales charge also may be subject to a CDSC if the retirement plan is transferred out of Franklin Templeton funds or terminated within 365 days of the account's initial purchase in Franklin Templeton funds.

For Class B shares, there is a CDSC if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the net asset value at the time of purchase, whichever is less.

IF YOU SELL YOUR CLASS B        THIS % IS DEDUCTED
SHARES WITHIN THIS MANY YEARS   FROM YOUR PROCEEDS
AFTER BUYING THEM               AS A CDSC
------------------------------------------------------
1 Year                               4
2 Years                              4
3 Years                              3
4 Years                              3
5 Years                              2
6 Years                              1
7 Years                              0

CDSC WAIVERS.  The CDSC for any share class generally will be waived for:

o  Account fees

o Sales of Class A shares purchased without an initial sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or (ii) the securities dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, or (iv) the securities dealer of record has entered into a supplemental agreement with Distributors

o Redemptions of Class A shares by investors who purchased $1 million or more without an initial sales charge if the securities dealer of record waived its commission in connection with the purchase

o Redemptions by the Funds when an account falls below the minimum required account size

o  Redemptions following the death of the shareholder or beneficial owner

o  Redemptions through a systematic withdrawal plan set up before February
   1, 1995

o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's net asset value depending on the frequency of your plan

o Redemptions by an employee benefit plan: (i) that is a customer of Franklin Templeton Defined Contribution Services; and/or (ii) whose assets are held by Franklin Templeton Bank & Trust as trustee or custodian (not applicable to Class B)

o Distributions from individual retirement accounts (IRAs) due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only IRAs)

o Returns of excess contributions (and earnings, if applicable) from retirement plan accounts

o Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B)

EXCHANGE PRIVILEGE If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the Funds and exchanged into the new Fund at net asset value when paid. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, a Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is each Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment goals exist immediately. This money will then be withdrawn from the short-term, interest-bearing money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company generally are not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan also may be subject to a CDSC.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Funds. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The Funds may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the Funds receives notification of the shareholder's death or incapacity.

REDEMPTIONS IN KIND Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Funds do not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

SHARE CERTIFICATES We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION If dividend checks are returned to a Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The Funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.

Franklin Templeton Investor Services, LLC (Investor Services) may pay certain financial institutions that maintain omnibus accounts with the Funds on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, a Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions also may charge a fee for their services directly to their clients.

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the Funds, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the Funds at a later date. These sub-accounts may be registered either by name or number. The Funds' investment minimums apply to each sub-account. The Funds will send confirmation and account statements for the sub-accounts to the institution.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the Funds in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer.

Certain shareholder servicing agents may be authorized to accept your transaction request.

For institutional accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus.

In the event of disputes involving multiple claims of ownership or authority to control your account, each Fund has the right (but has no obligation) to:
(a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
-------------------------------------------------------------------------------

When you buy shares, you pay the offering price. The offering price is the net asset value (NAV) per share plus any applicable sales charge, calculated to two decimal places using standard rounding criteria. When you sell shares, you receive the NAV minus any applicable CDSC.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The Funds calculate the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). The Funds do not calculate the NAV on days the New York Stock Exchange
(NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, each Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the Nasdaq National Market System, each Fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. Each Fund value over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Funds value them according to the broadest and most representative market as determined by the manager.

Each Fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option a Fund holds is its last sale price on the relevant exchange before the Fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the Fund values options within the range of the current closing bid and ask prices if the Fund believes the valuation fairly reflects the contract's market value.

Each Fund determines the value of a foreign security as of the close of trading on the foreign exchange on which the security is traded or as of the close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the NAV. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, the Funds may use a pricing service, bank or securities dealer to perform any of the above described functions.

THE UNDERWRITER
-------------------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the Funds' shares. Distributors is located at 777 Mariners Island Blvd., San Mateo, CA 94404.

Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. Each Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

The table below shows the aggregate underwriting commissions Distributors received in connection with the offering of the Funds' shares, the net underwriting discounts and commissions Distributors retained after allowances to dealers, and the amounts Distributors received in connection with redemptions or repurchases of shares for the last three fiscal years ended September 30:

                                                         AMOUNT RECEIVED
                             TOTAL           AMOUNT       IN CONNECTION
                             COMMISSIONS  RETAINED BY   WITH REDEMPTIONS
                             RECEIVED     DISTRIBUTORS   AND REPURCHASES
                               ($)            ($)              ($)
--------------------------------------------------------------------------
2000
DynaTech Series               2,217,765     276,300           59,273
Growth Series                 4,351,351     536,981          218,867
Income Series                 8,581,839     386,283          712,716
Utilities Series                989,678      56,209           38,722
U.S. Government Securities    4,636,431     261,470          441,832
Series

1999
DynaTech Series               1,817,832      227,733          40,965
Growth Series                 6,020,599      732,432         211,566
Income Series                18,559,693      514,562         713,435
Utilities Series              1,552,583       84,795          44,618
U.S. Government Securities   10,338,031      612,000         345,385
Series


1998
DynaTech Series                 726,687       71,933           6,857
Growth Series                 6,106,577      627,929          83,796
Income Series                38,432,701    2,191,540         403,597
Utilities Series              1,800,127      100,078          12,642
U.S. Government Securities   12,066,960      756,299         111,036
Series


Distributors may be entitled to payments from the Funds under the Rule 12b-1 plans, as discussed below. Except as noted, Distributors received no other compensation from the Funds for acting as underwriter.

DISTRIBUTION AND SERVICE (12B-1) FEES The board has adopted a separate plan pursuant to Rule 12b-1 for each class. Although the plans differ in some ways for each class, each plan is designed to benefit the Funds and their shareholders. The plans are expected to, among other things, increase advertising of the Funds, encourage sales of the Funds and service to its shareholders, and increase or maintain assets of the Funds so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Funds is useful in managing the Funds because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under each plan, the Funds pay Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the Funds, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); the expenses of printing prospectuses and reports used for sales purposes, and of preparing and distributing sales literature and advertisements; and a prorated portion of Distributors' overhead expenses related to these activities. Together, these expenses, including the service fees, are "eligible expenses." The 12b-1 fees charged to each class are based only on the fees attributable to that particular class.

THE CLASS A PLAN. DynaTech and Growth Funds may pay up to 0.25% per year of Class A's average daily net assets. Income, Utilities, and U.S. Government Securities Funds may pay up to 0.15% per year of Class A's average daily net assets.

The Class A plan is a reimbursement plan. It allows each Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plan.

Under the Class A plan, the amounts paid by the Funds pursuant to the plan for the fiscal year ended September 30, 2000, were:

                                   DYNATECH   GROWTH     INCOME
                                    SERIES      SERIES     SERIES
--------------------------------------------------------------------
                                      ($)        ($)        ($)
--------------------------------------------------------------------
Advertising                            52,629    265,811    421,334
Printing and mailing
prospectuses                           23,214    174,533    186,110
  other than to current
shareholders
Payments to underwriters               26,257     98,442     86,102
Payments to broker-dealers          1,470,386  4,415,254  8,175,718
Other                                 124,950    452,194    512,168
                                    ---------------------------------
Total                               1,697,436  5,406,234  9,381,432
                                    =================================

                                                 U.S.
                                   UTILITIES  GOVERNMENT
                                    SERIES      SERIES
--------------------------------------------------------------------
                                      ($)        ($)
--------------------------------------------------------------------
Advertising                            69,912    502,157
Printing and mailing
prospectuses                           60,290    197,758
  other than to current
shareholders
Payments to underwriters                9,326     98,703
Payments to broker-dealers          1,708,247  6,417,416
Other                                 151,336    682,445
                                    ---------------------------------
Total                               1,999,111  7,898,479
                                    =================================

THE CLASS B AND C PLANS. DynaTech and Growth Series pay Distributors up to 1% per year of the class's average daily net assets, out of which 0.25% may be paid for services to the shareholders (service fees). Income, Utilities and U.S. Government Securities Series pay Distributors up to 0.65% per year of the class's average daily net assets, out of which 0.15% may be paid for services to the shareholders (service fees). The Class B and C plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B and C shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Franklin Resources owns a minority interest in one of the third party financing entities.

The Class B and C plans are compensation plans. They allow each Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plans.

Under the Class B plan, the amounts paid by the Funds pursuant to the plan for the fiscal year ended September 30, 2000, were:

                                        DYNATECH     GROWTH     INCOME
                                         SERIES      SERIES     SERIES
---------------------------------------------------------------------
                                         ($)         ($)         ($)
---------------------------------------------------------------------
Advertising                               100      3,036     11,067
Printing and mailing
prospectuses                                4        489      1,337
  other than to current
shareholders
Payments to underwriters                   50      2,650      9,232
Payments to broker-dealers              8,427    234,543    592,508
Other                                      80      4,172     15,381
                                        -----------------------------
Total                                   8,661    244,890    629,525
                                        =============================


                                                       U.S.
                                         UTILITIES  GOVERNMENT
                                         SERIES      SERIES
--------------------------------------------------------------------
                                           ($)        ($)
--------------------------------------------------------------------
Advertising                               635      8,484
Printing and mailing
prospectuses                               51        677
  other than to current
shareholders
Payments to underwriters                  303      5,764
Payments to broker-dealers             24,968    370,130
Other                                     583      9,489
                                       -----------------------------
Total                                  26,540    394,544
                                       =============================

Under the Class C plan, the amounts paid by the Funds pursuant to the plan for the fiscal year ended September 30, 2000, were:

                                      DYNATECH   GROWTH     INCOME
                                      SERIES     SERIES     SERIES
--------------------------------------------------------------------
                                      ($)        ($)        ($)
--------------------------------------------------------------------
Advertising                            18,814     64,049    111,320
Printing and mailing
prospectuses                            5,050     27,920     33,866
  other than to current
shareholders
Payments to underwriters               12,214     32,598     39,818
Payments to broker-dealers            966,930  3,476,857  5,540,780
Other                                  26,430     90,147    134,588
                                    --------------------------------
Total                               1,029,438  3,691,571  5,860,372
                                    ================================

                                                 U.S.
                                   UTILITIES  GOVERNMENT
                                    SERIES      SERIES
--------------------------------------------------------------------
                                      ($)        ($)
--------------------------------------------------------------------
Advertising                         4,550     40,425
Printing and mailing
prospectuses                        1,063      8,198
  other than to current
shareholders
Payments to underwriters            1,214     21,199
Payments to broker-dealers        189,833  1,729,107
Other                               5,089     48,114
                                  ----------------------------------
Total                             201,749  1,847,043
                                  ==================================

THE CLASS A , B AND C PLANS. In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the Funds, the manager or Distributors or other parties on behalf of the Funds, the manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the Investment Company Act of 1940, as amended, then such payments shall be deemed to have been made pursuant to the plan.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plans because of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banks, however, are allowed to receive fees under the plans for administrative servicing or for agency transactions.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plans should be continued.

Each plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of each plan also are consistent with Rule 12b-1.

PERFORMANCE
-------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Funds are based on the standardized methods of computing performance mandated by the SEC. Performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

When considering the average annual total return quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total returns for the indicated periods ended September 30, 2000, were:

CLASS A             1 YEAR (%)  5 YEARS (%)    10 YEARS (%)
------------------------------------------------------------
DynaTech Series        18.35        19.61         18.32
Growth Series           6.99        14.70         15.01
Income Series           9.78         8.45         12.29
Utilities Series       18.94         9.80         10.95
U.S. Government
 Securities Series     2.42          5.37          6.89

                                                  SINCE
                                                INCEPTION
CLASS B                           1 YEAR (%)    (1/01/99)
                                                   (%)
------------------------------------------------------------
DynaTech  Series                     0.00         -2.54
Growth Series                        8.68          7.97
Income Series                       10.09          5.87
Utilities Series                    19.79          3.96
U.S. Government
Securities Series                    2.35          1.58

                                    SINCE       INCEPTION
CLASS C             1 YEAR (%)  INCEPTION (%)      DATE
------------------------------------------------------------
DynaTech Series        22.40        22.37        9/16/96
Growth Series          10.59        16.65        5/01/95
Income Series          12.53         9.63        5/01/95
Utilities Series       21.38        11.65        5/01/95
U.S. Government
Securities Series      4.25          6.12        5/01/95

The following SEC formula was used to calculate these figures:

      n
P(1+T)   = ERV

where:

P  =   a hypothetical initial payment of $1,000
T  =   average annual total return
n  =   number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, income dividends and capital gain distributions are reinvested at net asset value, the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above. The cumulative total returns for the indicated periods ended September 30, 2000, were:

CLASS A           1 YEAR (%)     5 YEARS (%)    10 YEARS (%)
-------------------------------------------------------------
DynaTech Series      18.35         144.83          437.55
Growth Series         6.99          98.56          304.79
Income Series         9.78          50.02          218.69
Utilities Series     18.94          59.61          182.61
U.S. Government
Securities Series     2.42          29.89           94.73

                              SINCE INCEPTION    INCEPTION
CLASS B           1 YEAR (%)   (1/01/99) (%)       DATE
                                                 (2/1/00)
-------------------------------------------------------------
DynaTech Series       N/A          -2.54
Growth Series         8.68         14.34
Income Series        10.09         10.49
Utilities Series     19.79          7.02
U.S. Government
Securities Series     2.35          2.79

                                   SINCE         INCEPTION
CLASS C           1 YEAR (%)   INCEPTION (%)       DATE
-------------------------------------------------------------
DynaTech Series      22.40         125.96         9/16/96
Growth Series        10.59         130.36         5/01/95
Income Series        12.53          64.57         5/01/95
Utilities Series     21.38          81.74         5/01/95
U.S. Government
Securities Series     4.25          37.97         5/01/95

CURRENT YIELD Current yield shows the income per share earned by a Fund. It is calculated by dividing the net investment income per share earned during a 30-day base period by the applicable maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the class during the base period. The yields for the 30-day period ended September 30, 2000, were:

                                YIELD (%)
-------------------------------------------------------
CLASS A
Income Series                             7.44
Utilities Series                          3.77
U.S. Government Securities Series         6.19

-------------------------------------------------------
CLASS B
Income Series                             7.27
Utilities Series                          3.46
U.S. Government Securities Series         5.93

CLASS C
Income Series                             7.20
Utilities Series                          3.42
U.S. Government Securities Series         5.87

The following SEC formula was used to calculate these figures:

                    6
Yield = 2 [(a-b + 1)  - 1]
            ---
            cd

where:

a =  dividends and interest earned during the period
b =  expenses accrued for the period (net of reimbursements)
c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d =  the maximum offering price per share on the last day of the   period

CURRENT DISTRIBUTION RATE Current yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts that were or will be paid to shareholders. Amounts paid to shareholders are reflected in the quoted current distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share by a class during a certain period and dividing that amount by the current maximum offering price. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing and short-term capital gains, and is calculated over a different period of time. The current distribution rates for the 30-day period ended September 30, 2000, were:

                                       DISTRIBUTION RATE
                                              (%)
---------------------------------------------------------
CLASS A
Income Series                                 7.35
Utilities Series                              3.94
U.S. Government Securities Series             6.33

CLASS B
Income Series                                 7.20
Utilities Series                              3.71
U.S. Government Securities Series             6.08

CLASS C
Income Series                                 7.11
Utilities Series                              3.67
U.S. Government Securities Series             6.02

VOLATILITY Occasionally statistics may be used to show a Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Funds' net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS The Funds also may quote the performance of shares without a sales charge. Sales literature and advertising may quote a cumulative total return, average annual total return and other measures of performance with the substitution of net asset value for the public offering price.

Sales literature referring to the use of the Funds as a potential investment for IRAs, business retirement plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

The Funds may include in their advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin Templeton Investments. Franklin Resources, Inc. is the parent company of the advisors and underwriter of Franklin Templeton funds.

COMPARISONS To help you better evaluate how an investment in the Funds may satisfy your investment goal, advertisements and other materials about the Funds may discuss certain measures of Fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Dow Jones(R) Composite Average and its component averages - a price-weighted average of 65 stocks. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).

o Standard & Poor's(R) 500 Stock Index or its component indices - a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

o The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

o Lipper - Mutual Fund Performance Analysis and Lipper - Equity Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

o CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

o Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

o Financial publications: The WALL STREET JOURNAL, and BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY magazines - provide performance statistics over specified time periods.

o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

o STOCKS, BONDS, BILLS, AND INFLATION, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

o Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

o Historical data supplied by the research departments of CS First Boston Corporation, the J.P. Morgan(R)companies, Salomon Smith Barney Inc., Merrill Lynch and Lehman Brothers(R).

o Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

In addition to the indices listed above, the following specific comparisons may be appropriate:

Utilities Series may be compared to Moody's Utilities Stock Index, an unmanaged index of utility stock performance.

DynaTech Series may be compared to:

o Hambrecht & Quist Technology Index - an unmanaged index of technology-based companies published by Hambrecht & Quist.

o Pacific Stock Exchange Technology Index - an unmanaged index representing a wide variety of technology-based companies ranging from established companies to emerging growth companies.

o Over-the-Counter (OTC) Composite Stock Index - an unmanaged index of stock performance of all stocks listed in the OTC market.

Income Series and U.S. Government Securities Series may be compared to:

o Salomon Smith Barney Broad Bond Index or its component indices - measures yield, price and total return for Treasury, agency, corporate and mortgage bonds.

o Lehman Brothers Aggregate Bond Index or its component indices - measures yield, price and total return for Treasury, agency, corporate, mortgage and Yankee bonds.

o Standard & Poor's(R) Bond Indices - measures yield and price of corporate, municipal and government bonds.

o Other taxable investments including certificates of deposit (CDs), money market deposit accounts (MMDAs), checking accounts, savings accounts, money market mutual funds and repurchase agreements.

From time to time, advertisements or information for the Funds may include a discussion of certain attributes or benefits to be derived from an investment in the Funds. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

1. Franklin pioneered the concept of Ginnie Mae funds, and U.S. Government Securities Series, with over $9.3 billion in assets and more than 424,000 shareholders as of September 30, 1998, is one of the largest Ginnie Mae funds in the U.S. and the world. Shareholders in this fund, which has a history of solid performance, range from individual investors with a few thousand dollars to institutions that have invested millions of dollars.

U.S. Government Securities Series offers investors the opportunity to invest in Ginnie Maes, which are among the highest yielding U.S. government securities on the market.

2. Advertisements or information also may compare the Funds' performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in a Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in a Fund is not insured by any federal, state or private entity.

3. Utilities Series has paid uninterrupted dividends for the past 49 years. Over the life of Utilities Series, dividends have increased in 28 of the last 49 years. Historically, equity securities of utility companies have paid a higher level of dividends than that paid by the general stock market. Utilities Series, well established for over 40 years, is the oldest mutual fund in the U.S. investing in securities issued by public utility companies, primarily in the country's fast growing regions, and the fund has been continuously managed by the same portfolio manager since 1990.

4. Income Series has paid uninterrupted dividends for the past 49 years.

5. Growth Series offers investors a convenient way to invest in a diversified portfolio focusing on companies with long-term growth prospects.

6. Growth Series made the 1990, 1991 and 1996 Forbes Mutual Fund Honor Roll for its performance in both up and down markets.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by a Fund to calculate its figures. In addition, there can be no assurance that a Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
-------------------------------------------------------------------------------

The Funds may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in a Fund cannot guarantee that these goals will be met.

The Funds are members of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, Franklin Templeton Investments has over $226 billion in assets under management for more than 5 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 107 U.S. based open-end investment companies to the public. The Funds may identify themselves by its Nasdaq symbol or CUSIP number.

Currently, there are more mutual funds than there are stocks listed on the New York Stock Exchange. While many of them have similar investment goals, no two are exactly alike. Shares of the Funds are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

DESCRIPTION OF RATINGS
-------------------------------------------------------------------------------

CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BELOW INVESTMENT GRADE

Ba: Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP (S&P(R))

INVESTMENT GRADE

AAA: This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BELOW INVESTMENT GRADE

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating also may reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT-TERM DEBT & COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


                         FRANKLIN CUSTODIAN FUNDS, INC.
                                FILE NOS. 2-11346
                                    & 811-537
                                    FORM N-1A
                                     PART C
                                OTHER INFORMATION

    ITEM 23.    EXHIBITS

         The following exhibits are incorporated by reference to the previously document indicated below, except as noted:

    (a)    Articles of Incorporation

            (i) Agreement and Articles of Merger dated November 7, 1979
                Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

           (ii) Articles of Amendment dated October 14, 1985
                Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

           (iii)Certificate of Amendment to Articles of Incorporation dated March 21, 1995
                Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

          (iv) Certificate of Correction to the Articles Supplementary to the Charter dated August 22, 1996
                Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: January 29, 1998

           (v)  Articles Supplementary to the Charter dated January 22, 1997
                Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: January 29, 1998

         (vi) Articles Supplementary to Articles of Incorporation dated December 15, 1998
                Filing: Post-Effective Amendment No. 81 to Registration Statement on N-1A
                File No. 2-11346
                Filing Date: January 31, 2000

      (b)  By-Laws

           (i)  By-Laws
                Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

      (c)  Instruments Defining rights of Securities Holders

               Not Applicable

      (d)  Investment Advisory Contracts

           (i) Management Agreement between the Registrant on behalf of the DynaTech Series and Franklin Advisers, Inc. dated May 1, 1994
                Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

           (ii) Management Agreement between the Registrant on behalf of the Income Series and Franklin Advisers, Inc. dated May 1, 1994
                Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

          (iii) Management Agreement between the Registrant on behalf of the U.S. Government Securities Series and Franklin Advisers, Inc. dated May 1, 1994
                Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

           (iv) Management Agreement between the Registrant on behalf of the Utilities Series and Franklin Advisers, Inc. dated May 1, 1994
                Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

           (v) Management Agreement between Registrant on behalf of the Growth Series and Franklin Investment Advisory Services, Inc. dated July 1, 1997
                Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: January 29, 1998

      (e)  Underwriting contracts

           (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                File No. 2-11346
                Filing Date: January 31, 2001

           (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                File No. 2-11346
                Filing Date: January 31, 2001

      (f)  Bonus or Profit Sharing Contracts

             Not Applicable

      (g)  Custodian Agreements

           (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: August 19, 1996

         (ii)   Amendment dated May 7, 1997 to the Master Custody
                Agreement dated February 16, 1996 between the Registrant and Bank of New York
                Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: January 29, 1998

         (iii) Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 78 to Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: November 27, 1998

         (iv) Amendment dated March 28, 2001 to Exhibit A of the Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996

         (v) Amendment dated May 16, 2001 to Master Custody Agreement between Registrant and Bank of New York made as of February 16, 1996

         (vi) Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of May 16, 2001

         (vii) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: August 19, 1996

      (h)  Other Material Contracts

         (i) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
                Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                File No. 2-11346
                Filing Date: January 31, 2001

      (i)  Legal Opinion

          (i)   Opinion and Consent of Counsel dated November 6, 1998
                Filing: Post-Effective Amendment No. 80 to Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: December 30, 1998

      (j)  Other Opinions

           (i)  Consent of Independent Auditors

      (k)  Omitted Financial Statements

             Not Applicable

      (l)  Initial Capital Agreements

           (i)  Letter of Understanding dated April 12, 1995
                Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

           (ii) Subscription Agreement for DynaTech Series - Class C dated September 13, 1996
                Filing: Post-Effective Amendment No. 75 to Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: December 31, 1996

      (m)  Rule 12b-1 Plan

           (i) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the DynaTech Series and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

           (ii) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Growth Series and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

          (iii) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Income Series and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

          (iv) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the U.S. Government Securities Series and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

           (v) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Utilities Series and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

          (vi) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Utilities Series, Income Series and U.S. Government Securities Series - Class C and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                File No. 2-11346
                Filing Date: January 31, 2001

         (vii) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Growth Series and DynaTech Series
                - Class C and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                File No. 2-11346
                Filing Date: January 31, 2001

         (viii) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Growth Series - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                File No. 2-11346
                Filing Date: January 31, 2001

         (ix) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Utilities Series, Income Series and U.S. Government Securities Series - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                Filing: Post-Effective Amendment No. 81 to Registration Statement on N-1A
                File No. 2-11346
                Filing Date: January 31, 2000

         (x) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of DynaTech Series - Class B and Franklin/Templeton Distributors, Inc. dated February 1, 2000
                Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                File No. 2-11346
                Filing Date: January 31, 2001

         (xi) Form of Distribution Plan Class B pursuant to Rule 12b-1 on behalf of Income Series between the Registrant and Franklin/Templeton Distributors, Inc.

      (n)  Rule 18f-3 Plan

          (i)   Multiple Class Plan for Growth Series dated March 19, 1998
                Filing: Post-Effective Amendment No. 81 to Registration Statement on N-1A
                File No. 2-11346
                Filing Date: January 31, 2000

         (ii)   Multiple Class Plan for Utilities Series dated March 19, 1998
                Filing: Post-Effective Amendment No. 81 to Registration Statement on N-1A
                File No. 2-11346
                Filing Date: January 31, 2000

         (iii)  Multiple Class Plan on behalf of Income Series dated July 19,
                2001

         (iv)   Multiple Class Plan for Income Series dated March 19, 1998
                Filing: Post-Effective Amendment No. 81 to Registration Statement on N-1A
                File No. 2-11346
                Filing Date: January 31, 2000

          (v) Multiple Class Plan for U.S. Government Securities Series dated March 19, 1998
                Filing: Post-Effective Amendment No. 81 to Registration Statement on N-1A
                File No. 2-11346
                Filing Date: January 31, 2000

          (vi)  Multiple Class Plan for DynaTech Series dated February 1, 2000
                Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                File No. 2-11346
                Filing Date: January 31, 2001

      (p)  Code of Ethics

           (i)  Code of Ethics

      (q)  Power of Attorney

           (i)  Power of Attorney dated January 20, 2000
                Filing: Post-Effective Amendment No. 81 to Registration Statement on N-1A
                File No. 2-11346
                Filing Date: January 31, 2000

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

           None

ITEM 25.   INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the By-Laws, Management, and Distribution Agreements previously filed as exhibits and incorporated herein by reference.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The officers and directors of Franklin Advisers, Inc. (Advisers), Registrant's manager, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Forms ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.   PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Master Trust
Franklin Floating Rate Trust
Franklin Growth and Income Fund
Franklin Gold and Precious Metals Fund
Franklin Global Trust
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

b) The information required by this item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934
(SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 will be kept by the Fund or its shareholder services agent, Franklin Templeton Investor Services, LLC, both of whose address is One Franklin Parkway, San Mateo, Ca 94403-1906.

ITEM 29.   MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.   UNDERTAKINGS

    Not Applicable

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 26th day of October, 2001.


                                  FRANKLIN CUSTODIAN FUNDS, INC. (Registrant)

                                     By: /s/ David P. Goss
                                         ------------------------
                                         David P. Goss
                                         Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

CHARLES B. JOHNSON*                 Principal Executive
-------------------
Charles B. Johnson                  Officer and Director
                                    Dated: October 26, 2001

MARTIN L. FLANAGAN*                 Principal Financial Officer
-------------------
Martin L. Flanagan                  Dated: October 26, 2001

KIMBERLEY H. MONASTERIO*            Principal Accounting Officer
------------------------
Kimberley H. Monasterio             Dated: October 26, 2001

HARRIS J. ASHTON*                   Director
-----------------
Harris J. Ashton                    Dated: October 26, 2001

S. JOSEPH FORTUNATO*                Director
--------------------
S. Joseph Fortunato                 Dated: October 26, 2001

EDITH E. HOLIDAY*                   Director
-----------------
Edith E. Holiday                    Dated: October 26, 2001

RUPERT H. JOHNSON, JR.*             Director
-----------------------
Rupert H. Johnson, Jr.              Dated: October 26, 2001

GORDON S. MACKLIN*                  Director
------------------
Gordon S. Macklin                   Dated: October 26, 2001




*By   /s/ David P. Goss
      ------------------------
      David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)




                        FRANKLIN CUSTODIAN FUNDS, INC.
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

EXHIBIT NO.             DESCRIPTION                        LOCATION

EX-99.(a)(i)            Agreement and Articles of Merger       *
                        dated November 7, 1979

EX-99.(a)(ii)           Articles of Amendment dated            *
                        October 14, 1985

EX-99.(a)(iii)          Certificate of Amendment to            *
                        Articles of Incorporation dated
                        March 21, 1995

EX-99.(a)(iv)           Certificate of Correction to the       *
                        Articles Supplementary to the
                        Charter dated August 22, 1996

EX-99.(a)(v)            Articles Supplementary to the          *
                        Charter dated January 22, 1997

EX-99.(a)(vi)           Articles Supplementary to              *
                        Articles of Incorporation dated
                        December 15, 1998

EX-99.(b)(i)            By-Laws                                *

EX-99.(d)(i)            Management Agreement between the       *
                        Registrant on behalf of the
                        Dynatech Series and Franklin
                        Advisers, Inc. dated May 1, 1994

EX-99.(d)(ii)           Management Agreement between the       *
                        Registrant on behalf of the
                        Income Series and Franklin
                        Advisers, Inc. dated May 1, 1994

EX-99.(d)(iii)          Management Agreement between the       *
                        Registrant on behalf of the U.S.
                        Government Securities Series and
                        Franklin Advisers, Inc. dated
                        May 1, 1994

EX-99.(d)(iv)           Management Agreement between the       *
                        Registrant on behalf of the
                        Utilities Series and Franklin
                        Advisers, Inc. dated May 1, 1994

EX-99.(d)(v)            Management Agreement between the       *
                        Registrant on behalf of the
                        Growth Series and Franklin
                        Advisers, Inc. dated July 1, 1997

EX-99.(e)(i)            Amended and Restated                   *
                        Distribution Agreement between
                        the Registrant and
                        Franklin/Templeton Distributors,
                        Inc., dated October 31, 2000

EX-99.(e)(ii)           Forms of Dealer Agreements             *
                        between Franklin/Templeton
                        Distributors, Inc. and
                        Securities Dealers dated March
                        1, 1998

EX-99.(g)(i)            Master Custody Agreement between       *
                        Registrant and Bank of New York
                        dated February 16, 1996

EX-99.(g)(ii)           Amendment dated May 7, 1997 to         *
                        the Master Custody Agreement
                        dated February 16, 1996 between
                        the Registrant and Bank of New
                        York

EX-99.(g)(iii)          Amendment dated February 27,           *
                        1998 to the Master Custody
                        Agreement dated February 16,
                        1996 between the Registrant and
                        Bank of New York

EX-99.(g)(iv)           Amendment dated March 28, 2001     Attached
                        to Exhibit A of the Master
                        Custody Agreement between the
                        Registrant and Bank of New York
                        dated February 16, 1996

EX-99.(g)(v)            Amendment dated May 16, 2001 to    Attached
                        Master Custody Agreement between
                        Registrant and Bank of New York
                        made as of February 16, 1996

EX-99.(g)(vi)           Amended and Restated Foreign       Attached
                        Custody Manager Agreement
                        between the Registrant and Bank
                        of New York made as of May 16,
                        2001

EX-99.(g)(vii)          Terminal Link Agreement between        *
                        Registrant and Bank of New York
                        dated February 16, 1996

EX-99.(h)(i)            Subcontract for Fund                   *
                        Administrative Services dated
                        January 1, 2001 between Franklin
                        Advisers, Inc. and Franklin
                        Templeton Services, LLC

EX-99.(i)(i)            Opinion and Consent of Counsel         *
                        dated November 6, 1998

EX-99.(j)(i)            Consent of Independent Auditors    Attached

EX-99.(l)(i)            Letter of Understanding dated          *
                        April 12, 1995

EX-99.(l)(ii)           Subscription Agreement for             *
                        DynaTech Series - Class C dated
                        September 13, 1996

EX-99.(m)(i)            Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant on behalf of the
                        DynaTech Series and
                        Franklin/Templeton Distributors,
                        Inc. dated May 1, 1994

EX-99.(m)(ii)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant on behalf of the
                        Growth Series and
                        Franklin/Templeton Distributors,
                        Inc. dated May 1, 1994

EX-99.(m)(iii)          Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant on behalf of the
                        Income Series and
                        Franklin/Templeton Distributors,
                        Inc. dated May 1, 1994

EX-99.(m)(iv)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant on behalf of the U.S.
                        Government Securities  Series
                        and Franklin/Templeton
                        Distributors, Inc. dated May 1,
                        1994

EX-99.(m)(v)            Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant on behalf of the
                        Utilities Series and
                        Franklin/Templeton Distributors,
                        Inc. dated May 1, 1994

EX-99.(m)(vi)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant on behalf of the
                        Utilities Series, Income Series
                        and U.S. Government Securities
                        Series - Class C and
                        Franklin/Templeton Distributors,
                        Inc. dated October 21, 2000

EX-99.(m)(vii)          Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant on behalf of the
                        Growth Series and DynaTech
                        Series - Class C and
                        Franklin/Templeton Distributors,
                        Inc. dated October 21, 2000

EX-99.(m)(viii)         Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant on behalf of the
                        Growth Series - Class B and
                        Franklin/Templeton Distributors,
                        Inc. dated October 16, 1998

EX-99.(m)(ix)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant on behalf of the
                        Utilities Series, Income Series
                        and U.S. Government Securities
                        Series - Class B and
                        Franklin/Templeton Distributors,
                        Inc. dated October 16, 1998

EX-99.(m)(x)            Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant on behalf of the
                        DynaTech Series - Class B and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2000

EX-99.(m)(xi)           Form of Class B Distribution       Attached
                        Plan pursuant to Rule 12b-1 on
                        behalf of Income Series between
                        the Registrant and
                        Franklin/Templeton Distributors,
                        Inc.

EX-99.(n)(i)            Multiple Class Plan for Growth         *
                        Series dated March 19, 1998

EX-99.(n)(ii)           Multiple Class Plan for                *
                        Utilities Series dated March 19,
                        1998

EX-99.(n)(iii)          Multiple Class Plan on behalf of   Attached
                        Income Series dated July 19, 2001

EX-99.(n)(iv)           Multiple Class Plan for Income         *
                        Series dated March 19, 1998

EX-99.(n)(v)            Multiple Class Plan for U.S.           *
                        Government Securities Series
                        date March 19, 1998

EX-99.(n)(vi)           Multiple Class Plan for DynaTech       *
                        Series dated February 1, 2000

EX-99.(p)(i)            Code of Ethics                     Attached

EX-99.(q)(i)            Power of Attorney dated January        *
                        20, 2000


*Incorporated By Reference